Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Apr. 01, 2013	Jun. 29, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	HAWTHORN BANCSHARES, INC.
Entity Central Index Key	0000893847
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 37,302,749
Entity Common Stock, Shares Outstanding		4,839,114

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Loans	$ 846,984	$ 842,930
Allowances for loan losses	(14,842)	(13,809)
Net loans	832,142	829,121
Investment in available-for-sale securities, at fair value	200,246	213,806
Federal funds sold and securities purchased under agreements to resell	0	75
Cash and due from banks	58,877	43,135
Premises and equipment - net	37,021	37,953
Other real estate owned and repossessed assets - net	23,592	16,020
Accrued interest receivable	5,190	5,341
Mortgage servicing rights	2,549	2,308
Intangible assets - net	135	543
Cash surrender value - life insurance	2,136	2,064
Other assets	19,718	20,795
Total assets	1,181,606	1,171,161
Deposits:
Non-interest bearing demand	192,271	159,187
Savings, interest checking and money market	405,702	384,599
Time deposits $100,000 and over	120,777	139,504
Other time deposits	272,525	274,934
Total deposits	991,275	958,224
Federal funds purchased and securities sold under agreements to repurchase	21,058	24,516
Subordinated notes	49,486	49,486
Federal Home Loan Bank advances	20,126	28,410
Accrued interest payable	909	1,054
Other liabilities	6,532	6,895
Total liabilities	1,089,386	1,068,585
Stockholders' equity:
Preferred stock, $0.01 par value per share, 1,000,000 shares authorized; Issued 18,255 shares and 30,255 shares, respectively, $1,000 per share liquidation value, net of discount	17,977	29,318
Common stock, $1 par value, authorized 15,000,000 shares ; Issued 5,000,972 and 4,814,852 shares, respectively	5,001	4,815
Surplus	31,816	30,266
Retained earnings	39,118	40,354
Accumulated other comprehensive income, net of tax	1,825	1,340
Treasury stock; 161,858 shares, at cost	(3,517)	(3,517)
Total stockholders' equity	92,220	102,576
Total liabilities and stockholders' equity	$ 1,181,606	$ 1,171,161

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	18,255	30,255
Preferred stock, liquidation value	$ 1,000	$ 1,000
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	5,000,972	4,814,852
Treasury stock, shares	161,858	161,858

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Interest and fees on loans	$ 43,957	$ 47,361	$ 53,089
Interest on debt securities:
Taxable	4,100	4,864	4,214
Nontaxable	909	1,029	1,174
Interest on federal funds sold and securities purchased under agreements to resell	0	1	0
Interest on interest-bearing deposits	46	58	86
Dividends on other securities	102	156	176
Total interest income	49,114	53,469	58,739
Interest on deposits:
Savings, interest checking and money market	1,146	1,645	2,171
Time deposit accounts $100,000 and over	1,111	1,663	2,485
Other time deposits	3,715	5,123	7,211
Interest on federal funds purchased and securities sold under agreements to repurchase	21	47	75
Interest on subordinated notes	1,381	1,301	1,526
Interest on Federal Home Loan Bank advances	531	1,074	2,285
Total interest expense	7,905	10,853	15,753
Net interest income	41,209	42,616	42,986
Provision for loan losses	8,900	11,523	15,255
Net interest income after provision for loan losses	32,309	31,093	27,731
NON-INTEREST INCOME
Service charges on deposit accounts	5,439	5,566	5,554
Trust department income	893	898	803
Gain on sale of mortgage loans, net	2,669	1,649	2,493
Gain on sale of investment securities	26	0	0
Other	699	1,087	1,631
Total non-interest income	9,726	9,200	10,481
NON-INTEREST EXPENSE
Salaries and employee benefits	19,165	17,982	17,899
Occupancy expense, net	2,598	2,701	2,532
Furniture and equipment expense	1,840	2,019	1,997
FDIC insurance assessment	993	1,107	1,651
Legal, examination, and professional fees	1,189	1,332	1,441
Advertising and promotion	1,083	1,103	1,256
Postage, printing, and supplies	1,144	1,158	1,201
Processing expense	3,593	3,193	3,353
Other real estate expense, net	2,937	2,736	9,804
Other	4,125	3,514	3,717
Total non-interest expense	38,667	36,845	44,851
Income (loss) before income taxes	3,368	3,448	(6,639)
Income tax expense (benefit)	546	591	(3,087)
Net income (loss)	2,822	2,857	(3,552)
Preferred stock dividends	1,125	1,513	1,513
Accretion of discount on preferred stock	659	476	476
Net income (loss) available to common shareholders	$ 1,038	$ 868	$ (5,541)
Basic earnings (loss) per share	$ 0.21	$ 0.18	$ (1.15)
Diluted earnings (loss) per share	$ 0.21	$ 0.18	$ (1.15)

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ 2,822	$ 2,857	$ (3,552)
Other comprehensive income (loss), net of tax
Unrealized (loss) gain on investment securities available-for-sale, net of tax	(123)	2,380	(389)
Adjustment for gain on sales of investment securities, net of tax	(16)	0	0
Defined benefit pension plans:
Net gain (loss) arising during the year, net of tax	547	(1,830)	171
Amortization of prior service cost included in net periodic pension cost, net of tax	77	48	48
Total other comprehensive income (loss)	485	598	(170)
Total comprehensive income (loss)	$ 3,307	$ 3,455	$ (3,722)

Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total	Preferred Stock	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock
Beginning balance at Dec. 31, 2009	$ 107,771	$ 28,365	$ 4,464	$ 26,971	$ 50,576	$ 912	$ (3,517)
Net income (loss)	(3,552)	0	0	0	(3,552)	0	0
Other comprehensive income	(170)	0	0	0	0	(170)	0
Stock based compensation expense	87	0	0	87	0	0	0
Accretion of preferred stock discount	0	476	0	0	(476)	0	0
Redemption of 12,000 shares of preferred stock	0
Stock dividend	0	0	172	1,871	(2,043)	0	0
Cash dividends declared, preferred stock	(1,513)	0	0	0	(1,513)	0	0
Cash dividends declared, common stock	(1,135)	0	0	0	(1,135)	0	0
Ending balance at Dec. 31, 2010	101,488	28,841	4,636	28,929	41,857	742	(3,517)
Net income (loss)	2,857	0	0	0	2,857	0	0
Other comprehensive income	598	0	0	0	0	598	0
Stock based compensation expense	58	0	0	58	0	0	0
Accretion of preferred stock discount	0	477	0	0	(477)	0	0
Redemption of 12,000 shares of preferred stock	0
Stock dividend	0	0	179	1,279	(1,458)	0	0
Cash dividends declared, preferred stock	(1,513)	0	0	0	(1,513)	0	0
Cash dividends declared, common stock	(912)	0	0	0	(912)	0	0
Ending balance at Dec. 31, 2011 (Scenario, previously reported)	102,576	29,318	4,815	30,266	40,354	1,340	(3,517)
Ending balance (Cumulative effect of change in accounting principle)	460	0	0	0	460	0	0
Ending balance at Dec. 31, 2011	102,576	29,318	4,815	30,266	40,814	1,340	(3,517)
Net income (loss)	2,822	0	0	0	2,822	0	0
Other comprehensive income	485	0	0	0	0	485	0
Stock based compensation expense	29	0	0	29	0	0	0
Accretion of preferred stock discount	0	659	0	0	(659)	0	0
Redemption of 12,000 shares of preferred stock	(12,000)	(12,000)	0	0	0	0	0
Stock dividend	0	0	186	1,521	(1,707)	0	0
Cash dividends declared, preferred stock	(1,203)	0	0	0	(1,203)	0	0
Cash dividends declared, common stock	(949)	0	0	0	(949)	0	0
Ending balance at Dec. 31, 2012	$ 92,220	$ 17,977	$ 5,001	$ 31,816	$ 39,118	$ 1,825	$ (3,517)

Consolidated Statements of Stockholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2012
Redeemed preferred stock	12,000
Preferred Stock
Redeemed preferred stock	12,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 2,822	$ 2,857	$ (3,552)
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	8,900	11,523	15,255
Depreciation expense	1,858	1,940	1,964
Net amortization of investment securities, premiums, and discounts	1,161	837	698
Amortization of intangible assets	408	1,243	1,360
Stock based compensation expense	29	58	87
Change in fair value of mortgage servicing rights	1,331	0	0
Gain on sale of investment securities	(26)	0	0
(Gain) loss on sales and dispositions of premises and equipment	(79)	(13)	60
(Gain) loss on sales and dispositions of other real estate owned and repossessions	(317)	206	2,311
Provision for other real estate owned	713	1,252	6,158
Decrease in accrued interest receivable	151	393	892
Increase in cash surrender value - life insurance	(72)	(62)	(72)
Decrease in other assets	949	252	1,203
(Increase) decrease in income tax receivable	(644)	1,008	(1,328)
Decrease in accrued interest payable	(145)	(437)	(946)
Increase (decrease) in other liabilities	253	(104)	30
Origination of mortgage loans for sale	(99,420)	(73,272)	(104,002)
Proceeds from the sale of mortgage loans	99,797	74,983	106,548
Gain on sale of mortgage loans, net	(2,669)	(1,649)	(2,493)
(Increase) decrease in net deferred tax asset	(214)	462	(2,299)
Other, net	89	(645)	(453)
Net cash provided by operating activities	14,875	20,832	21,456
Cash flows from investing activities:
Net (increase) decrease in loans	(26,499)	32,298	53,926
Purchase of available-for-sale debt securities	(76,498)	(122,871)	(189,082)
Proceeds from maturities of available-for-sale debt securities	42,735	36,923	114,899
Proceeds from calls of available-for-sale debt securities	45,170	54,185	46,795
Proceeds from sales of available-for-sale debt securities	790	0	0
Proceeds from sales of FHLB stock	460	1,757	1,004
Purchase of FHLB stock	0	0	(392)
Purchases of premises and equipment	(1,375)	(3,393)	(549)
Proceeds from sales of premises and equipment	272	47	34
Proceeds from sales of other real estate owned and repossessions	8,571	7,435	9,689
Net cash (used) provided by investing activities	(6,374)	6,381	36,324
Cash flows from financing activities:
Net increase in demand deposits	33,084	21,438	2,732
Net increase in interest-bearing transaction accounts	21,103	5,461	24,854
Net decrease in time deposits	(21,136)	(15,337)	(37,246)
Net decrease in federal funds purchased and securities sold under agreements to repurchase	(3,458)	(5,552)	(6,577)
Proceeds from Federal Home Loan Bank advances	0	0	10,000
Repayment of Federal Home Loan Bank advances	(8,284)	(38,576)	(22,331)
Redemption of 12,000 shares of preferred stock	(12,000)	0	0
Cash dividends paid - preferred stock	(1,203)	(1,513)	(1,513)
Cash dividends paid - common stock	(940)	(904)	(1,385)
Net cash provided (used) by financing activities	7,166	(34,983)	(31,466)
Net increase (decrease) in cash and cash equivalents	15,667	(7,770)	26,314
Cash and cash equivalents, beginning of year	43,210	50,980	24,666
Cash and cash equivalents, end of year	58,877	43,210	50,980
Cash paid during the year for:
Interest	8,420	11,290	16,699
Income taxes	1,591	665	800
Supplemental schedule of noncash investing and financing activities:
Other real estate and repossessions acquired in settlement of loans	$ 16,869	$ 10,903	$ 23,677

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(1)	Summary of Significant Accounting Policies

Hawthorn Bancshares, Inc. (the Company) through its subsidiary, Hawthorn Bank (the Bank), provides a broad range of banking services to individual and corporate customers located within the communities in and surrounding Jefferson City, Clinton, Warsaw, Springfield, Branson, and Lee’s Summit, Missouri. The Company is subject to competition from other financial and nonfinancial institutions providing financial products. Additionally, the Company and its subsidiaries are subject to the regulations of certain regulatory agencies and undergo periodic examinations by those regulatory agencies.

The accompanying consolidated financial statements of the Company have been prepared in conformity with U.S. generally accepted accounting principles (U.S. GAAP). The preparation of the consolidated financial statements includes all adjustments that, in the opinion of management, are necessary in order to make those statements not misleading. Management is required to make estimates and assumptions, including the determination of the allowance for loan losses, real estate acquired in connection with foreclosure or in satisfaction of loans, and fair values of investment securities available-for-sale that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company’s management has evaluated and did not identify any subsequent events or transactions requiring recognition or disclosure in the consolidated financial statements.

The significant accounting policies used by the Company in the preparation of the consolidated financial statements are summarized below:

Principles of Consolidation

In December of 2008 and March of 2010, the Company formed Hawthorn Real Estate, LLC, and Real Estate Holdings of Missouri, LLC, respectively (the Real Estate Companies); both are wholly owned subsidiaries of the Company. The consolidated financial statements include the accounts of the Company, Hawthorn Bank (the Bank), and the Real Estate Companies. All significant intercompany accounts and transactions have been eliminated in consolidation.

Loans

Loans that the Company has the intent and ability to hold for the foreseeable future or maturity are held for investment at their stated unpaid principal balance amount less unearned income and the allowance for loan losses. Income on loans is accrued on a simple-interest basis. Loan origination fees and certain direct costs are deferred and recognized over the life of the loan as an adjustment to yield.

Non-Accrual Loans

Loans are placed on nonaccrual status when management believes that the borrower’s financial condition, after consideration of business conditions and collection efforts, is such that collection of interest is doubtful. Loans that are contractually 90 days past due as to principal and/or interest payments are generally placed on non-accrual, unless they are both well-secured and in the process of collection. Subsequent interest payments received on such loans are applied to principal if doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis. A loan remains on nonaccrual status until the loan is current as to payment of both principal and interest and/or the borrower demonstrates the ability to pay and remain current.

Restructured Loans

A modified or restructured loan is accounted for as a troubled debt restructuring (TDR) for any loans in which concessions are made to the borrower for economic or legal reasons that the Company would not otherwise consider and the borrower is experiencing financial difficulty. Once a loan has been classified as a TDR it remains a TDR for the life of the loan. The Company includes all accruing and non-accruing TDRs in the impaired and non-performing asset totals. TDRs are measured for impairment loss by using fair values of the underlying collateral obtained through independent appraisals and internal evaluations, or by discounting the total expected future cash flows.

Impaired Loans

A loan is considered impaired when it is probable the Company will be unable to collect all amounts due, both principal and interest, according to the contractual terms of the loan agreement. Included in impaired loans are all non-accrual loans and loans whose terms have been modified in a troubled debt restructuring. Impaired loans are individually evaluated for impairment based on fair values of the underlying collateral, obtained through independent appraisals or internal valuations for a collateral dependent loan, or by discounting the total expected future cash flows.

Loans Held for Sale

The Bank originates certain loans which are sold in the secondary market. These long-term, fixed rate loans are typically classified as held for sale upon origination based on management’s intent to sell. In order to manage the risk associated with such activities, the Company upon locking in an interest rate with the borrower enters into an agreement to sell such loans in the secondary market. Loans held for sale are typically sold with servicing rights retained and without recourse except for normal and customary representation and warranty provisions. At December 31, 2012 there were $2,292,000 mortgage loans that were held for sale in comparison to no loans held for sale at December 31, 2011.

Mortgage loan servicing fees earned on loans sold are reported as other noninterest income when the related loan payments are collected net of amortization from mortgage servicing rights. Operational costs to service such loans are charged to expense as incurred.

Allowance/ Provision for Loan Losses

The Company maintains an allowance for loan losses to absorb probable loan losses in the Company’s loan portfolio. Loans, or portions of loans, are charged off to the extent deemed uncollectible. Loan charge-offs reduce the allowance for loan losses, and recoveries of loans previously charged off are added back to the allowance. Provisions for loan losses are charged to income and credited to the allowance in an amount necessary to maintain an appropriate allowance given the risks identified in the portfolio. Once the fair value for a collateral dependent loan has been determined, any impaired amount is typically charged off as a confirmed loss unless the loan has other income streams to support repayment. For impaired loans individually evaluated for impairment, which have other income streams to support repayment, a specific reserve is established for the amount determined to be impaired. The allowance for loan losses consists of a specific reserve component for loans that are individually evaluated for impairment and an incurred loss component, or general reserves for loans that are collectively evaluated for impairment based on assigned risk ratings and historical loan loss experience for each loan type. The allowance is based upon management’s estimates of probable losses inherent in the loan portfolio.

In determining the allowance and the related provision for loan losses, the Company establishes valuation allowances based upon probable losses identified during the review of impaired loans. Management follows the guidance provided in FASB’s ASC Topic 310, Accounting by Creditors for Impairment of a Loan, in identifying and measuring loan impairment. If management determines that it is probable that all amounts due on a loan will not be collected under the original terms of the loan agreement, the loan is considered to be impaired. These loans are evaluated individually for impairment, and in conjunction with current economic conditions and loss experience, to determine specific reserves as further discussed below.

Loans not individually evaluated are aggregated based on similar risk characteristics. Historical loss rates for each risk group, which is updated quarterly, are quantified using all recorded loan charge-offs. Management determined that the previous twelve quarters were reflective of the loss characteristics of the Company’s loan portfolio during the recent three year economic environment. These historical loss rates for each risk group are used as the starting point to determine allowance provisions. The Company’s methodology includes factors that allow management to adjust its estimates of losses based on the most recent information available. The rates are then adjusted to reflect actual changes and anticipated changes such as changes in specific allowances on loans and real estate acquired through foreclosure, any gains and losses on final disposition of real estate acquired through foreclosure, changes in national and local economic conditions and developments, including general economic and business conditions affecting the Company’s key lending areas, credit quality trends, specific industry conditions within portfolio segments, bank regulatory examination results, and findings of the internal loan review department. These risk factors are generally reviewed and updated quarterly, as appropriate.

The underlying assumptions, estimates and assessments used by management to determine these components are continually evaluated and updated to reflect management’s current view of overall economic conditions and relevant factors impacting credit quality and inherent losses. Changes in such estimates could significantly impact the allowance and provision for credit losses. The Company could experience credit losses that are different from the current estimates made by management.

Investment in Debt and Equity Securities

At the time of purchase, debt securities are classified into one of two categories: available-for-sale or held-to-maturity. Held-to-maturity securities are those securities that the Company has the positive intent and ability to hold until maturity. All debt securities not classified as held-to-maturity are classified as available-for-sale. The Company’s securities are classified as available-for-sale and are carried at fair value. Changes in fair value, excluding certain losses associated with other-than-temporary impairment, are reported in other comprehensive income (loss), net of taxes, as a component of stockholders’ equity. Securities are periodically evaluated for other-than-temporary impairment in accordance with guidance provided in the FASB ASC Topic 320, Investments –Debt and Equity Securities. For those securities with other-than-temporary impairment, the entire loss in fair value is required to be recognized in current earnings if the Company intends to sell the securities or believes it more likely than not that it will be required to sell the security before the anticipated recovery. If neither condition is met, but the Company does not expect to recover the amortized cost basis, the Company determines whether a credit loss has occurred, which is then recognized in current earnings. The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive income (loss) net of taxes.

Premiums and discounts are amortized using the interest method over the lives of the respective securities, with consideration of historical and estimated prepayment rates for mortgage-backed securities, as an adjustment to yield. Dividend and interest income is recognized when earned. Realized gains and losses for securities classified as available-for-sale are included in earnings based on the specific identification method for determining the cost of securities sold.

Capital Stock of the Federal Home Loan Bank

The Bank, as a member of the Federal Home Loan Bank System administered by the Federal Housing Finance Board, is required to maintain an investment in the capital stock of the Federal Home Loan Bank of Des Moines (FHLB) in an amount equal to 12 basis points of the Bank’s year-end total assets plus 4.45% of advances from the FHLB to the Bank. These investments are recorded at cost, which represents redemption value.

Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation. Depreciation applicable to buildings and improvements and furniture and equipment is charged to expense using straight-line and accelerated methods over the estimated useful lives of the assets. Such lives are estimated to be 5 to 40 years for buildings and improvements and 3 to 15 years for furniture and equipment. Maintenance and repairs are charged to expense as incurred.

Intangible Assets

On January 1, 2012, the Company opted to measure mortgage servicing rights at fair value as permitted by Accounting Standards Codification (ASC) Topic 860-50 Accounting for Servicing Financial Assets. Consistent with ASC 860-50-35-3d, an entity may make an irrevocable decision to subsequently measure a class of servicing assets and servicing liabilities at fair value at the beginning of any fiscal year. The election of this option resulted in the recognition of a cumulative effect of change in accounting principle of $459,890, net of tax in the amount of $281,868, which was recorded as an increase to beginning retained earnings, as further described in Note 6 to the consolidated financial statements. As such, effective January 1, 2012, the change in the fair value of mortgage servicing rights is recognized in earnings in the period for which the change occurs. The newly adopted accounting principle is preferable in the circumstances because the fair value measurement method will produce financial information and results more directly aligned with the performance of mortgage servicing rights.

Intangible assets that have indefinite useful lives are not amortized, but tested annually for impairment. Intangible assets that have finite useful lives, such as core deposit intangibles and mortgage servicing rights, are amortized over their estimated useful lives. Core deposit intangibles are amortized over periods of 7 to 8 years representing their estimated lives using straight line and accelerated methods. During the years ended December 31, 2011 and 2010, mortgage servicing rights (MSRs) were amortized using straight line over the shorter of 7 years or the life of the loan.

When facts and circumstances indicate potential impairment of amortizable intangible assets, the Company evaluates the recoverability of the carrying value based upon future cash flows expected to result from the use of the underlying asset and its eventual disposition. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying value of the underlying asset, the Company recognizes an impairment loss. The impairment loss recognized represents the amount by which the carrying value of the underlying asset exceeds the fair value of the underlying asset.

Other Real Estate Owned and Repossessed Assets

Other real estate owned and repossessed assets consist of loan collateral that has been repossessed through foreclosure. This collateral comprises of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Other real estate owned assets are initially recorded as held for sale at the fair value of the collateral less estimated selling costs. Any adjustment is recorded as a charge-off against the allowance for loan losses. The Company relies on external appraisals and assessment of property values by internal staff. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgment based on experience and expertise of internal specialists. Subsequent to foreclosure, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. The write-downs are recorded as other real estate expense. The Company establishes a valuation allowance related to other real estate owned on an asset-by-asset basis. The valuation allowance is created during the holding period when the fair value less cost to sell is lower than the “cost” of a parcel of other real estate.

Pension Plan

The Company provides a noncontributory defined benefit pension plan for all full-time employees. The benefits are based on age, years of service and the level of compensation during the employees highest ten years of compensation before retirement. Net periodic costs are recognized as employees render the services necessary to earn the retirement benefits. The Company records annual amounts relating to its pension plan based on calculations that incorporate various actuarial and other assumptions including discount rates, mortality, assumed rates of return, compensation increases and turnover rates. The Company reviews its assumptions on an annual basis and may make modifications to the assumptions based on current rates and trends when it is appropriate to do so. The Company believes that the assumptions utilized in recording its obligations under its plan are reasonable based on its experience and market conditions.

The Company follows authoritative guidance included in the FASB ASC Topic 715, Compensation –Retirement Plans under the subtopic Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans. ASC Topic 715 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its consolidated balance sheet and to recognize changes in the funded status in the year in which the changes occur through comprehensive income. This guidance also requires an employer to measure the funded status of a plan as of the date of its fiscal year-end, with limited exceptions. Additional disclosures are required to provide users with an understanding of how investment allocation decisions are made, major categories of plan assets, and fair value measurement of plan assets as defined in ASC Topic 820, Fair Value Measurements and Disclosures.

Income Taxes

Income taxes are accounted for under the asset / liability method by recognizing the amount of taxes payable or refundable for the current period and deferred tax assets and liabilities for future tax consequences of events that have been recognized in an entity’s financial statements or tax returns. Judgment is required in addressing the Company’s future tax consequences of events that have been recognized in the consolidated financial statements or tax returns such as realization of the effects of temporary differences, net operating loss carry forwards and changes in tax laws or interpretations thereof. A valuation allowance is established when in the judgment of management, it is more likely than not that such deferred tax assets will not become realizable. In this case, the Company would adjust the recorded value of the deferred tax asset, which would result in a direct charge to income tax expense in the period that the determination was made. Likewise, the Company would reverse the valuation allowance when the realization of the deferred tax asset is more likely than not. In addition, the Company is subject to the continuous examination of its tax returns by the Internal Revenue Service and other taxing authorities. The Company accrues for penalties and interest related to income taxes in income tax expense. At December 31, 2010, total accrued interest was $31,000 and total interest expense recognized for the year ended December 31, 2010 was $24,000. At December 31, 2011, the Company released $28,000 of interest accrued related to the release of $221,000 of uncertain tax provisions, and as of December 31, 2012, the Company had not recognized any tax liabilities or any interest or penalties in income tax expense related to uncertain tax positions.

Trust Department

Property held by the Bank in a fiduciary or agency capacity for customers is not included in the accompanying consolidated balance sheets, since such items are not assets of the Company. Trust department income is recognized on the accrual basis.

Consolidated Statements of Cash Flows

For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of short-term federal funds sold and securities sold or purchased under agreements to resell, interest earning deposits with banks, cash, and due from banks with original maturities of three months or less.

Stock-Based Compensation

The Company’s stock-based employee compensation plan is described in Note 11, Stock Compensation. In accordance with FASB ASC Topic 718, Compensation – Stock Compensation, the Company measures the cost of the stock-based compensation based on the grant-date fair value of the award, recognizing the cost over the requisite service period. The fair value of an award is estimated using the Black-Scholes option-pricing model. The expense recognized is based on an estimation of the number of awards for which the requisite service is expected to be rendered, and is included in salaries and employee benefits in the accompanying consolidated statements of operations. The standard also requires that excess tax benefits related to stock option exercises be reflected as financing cash inflows instead of operating cash inflows.

Treasury Stock

The purchase of the Company’s common stock is recorded at cost. Purchases of the stock are made both in the open market and through negotiated private purchases based on market prices. At the date of subsequent reissue, the treasury stock account is reduced by the cost associated with such stock on a first-in-first-out basis.

Comprehensive Income

The Company reports comprehensive income (loss) in the consolidated statements of comprehensive income (loss).

Reclassifications

Certain prior year information has been reclassified to conform to the current year presentation.

The following represents significant new accounting principles adopted in 2012:

Repurchase Agreements In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-03, Reconsideration of Effective Control for Repurchase Agreements, which deals with the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The provisions of ASU No. 2011-03 modify the criteria for determining when repurchase agreements would be accounted for as a secured borrowing rather than as a sale. Currently, an entity that maintains effective control over transferred financial assets must account for the transfer as a secured borrowing rather than as a sale. ASU No. 2011-03 removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee. The FASB believes that contractual rights and obligations determine effective control and that there does not need to be a requirement to assess the ability to exercise those rights. ASU No. 2011-03 does not change the other existing criteria used in the assessment of effective control. The Company adopted the provisions of ASU No. 2011-03 prospectively for transactions or modifications of existing transactions that occurred on or after January 1, 2012. The Company accounted for all of its repurchase agreements as collateralized financing arrangements prior to the adoption of ASU No. 2011-03 and the adoption had no impact on the Company’s consolidated financial statements.

Fair Value Measurements In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRSs), to substantially converge the guidance in U.S. GAAP and IFRS on fair value measurements and disclosures. The provisions of ASU No. 2011-04 result in a consistent definition of fair value and common requirements for the measurement of and disclosure about fair value between U.S. GAAP and IFRS. The changes to U.S. GAAP as a result of ASU No. 2011-04 are as follows: (1) The concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets (that is, it does not apply to financial assets or any liabilities); (2) U.S. GAAP currently prohibits application of a blockage factor in valuing financial instruments with quoted prices in active markets. ASU No. 2011-04 extends that prohibition to all fair value measurements; (3) An exception is provided to the basic fair value measurement principles for an entity that holds a group of financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk that are managed on the basis of the entity’s net exposure to either of those risks. This exception allows the entity, if certain criteria are met, to measure the fair value of the net asset or liability position in a manner consistent with how market participants would price the net risk position; (4) Aligns the fair value measurement of instruments classified within an entity’s shareholders’ equity with the guidance for liabilities; and (5) Disclosure requirements have been enhanced for Level 3 fair value measurements to disclose quantitative information about unobservable inputs and assumptions used, to describe the valuation processes used by the entity, and to qualitatively describe the sensitivity of fair value measurements to changes in unobservable inputs and the interrelationships between those inputs. In addition, entities must report the level in the fair value hierarchy of items that are not measured at fair value in the statement of condition but whose fair value must be disclosed. The Company adopted the provisions of ASU No. 2011-04 effective January 1, 2012. The fair value measurement provisions of ASU No. 2011-04 had no impact on the Company’s consolidated financial statements. See Notes 11 and 12 to the consolidated financial statements for the enhanced disclosures required by ASU No. 2011-04.

Other Comprehensive Income In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which revises the manner in which entities present comprehensive income in their financial statements. The provisions of ASU No. 2011-05 allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. Under either method, entities are required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. ASU No. 2011-05 also eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity but does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 is effective for periods beginning January 1, 2012 and requires retrospective application. ASU No. 2011-05 was effective for the Company’s interim reporting period beginning on or after January 1, 2012. The Company has chosen to present net income and other comprehensive income in two consecutive statements in the accompanying consolidated financial statements.

Stock Dividend On July 1, 2012, the Company paid a special stock dividend of four percent to common shareholders of record at the close of business on June 15, 2012. For all periods presented, share information, including basic and diluted earnings per share, has been adjusted retroactively to reflect this change.

Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
(2)	Loans and Allowance for Loan Losses

Loans

A summary of loans, by major class within the Company’s loan portfolio, at December 31, 2012 and 2011 is as follows:

(in thousands)	2012	2011
Commercial, financial, and agricultural	$130,040	$128,555
Real estate construction—residential	22,177	30,201
Real estate construction—commercial	43,486	47,697
Real estate mortgage—residential	221,223	203,454
Real estate mortgage—commercial	405,092	402,960
Installment and other consumer	24,966	30,063

Total loans	$846,984	$842,930

The Bank grants real estate, commercial, installment, and other consumer loans to customers located within the communities surrounding Jefferson City, Clinton, Warsaw, Springfield, Branson and Lee’s Summit, Missouri. As such, the Bank is susceptible to changes in the economic environment in these communities. The Bank does not have a concentration of credit in any one economic sector. Installment and other consumer loans consist primarily of the financing of vehicles. At December 31, 2012, loans with a carrying value of $457,000,000 were pledged to the Federal Home Loan Bank as collateral for borrowings and letters of credit.

The following is a summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company, are summarized as follows:

(in thousands)
Balance at December 31, 2011	$3,161
New loans	9,791
Amounts collected	(1,937)

Balance at December 31, 2012	$11,015

Such loans were made in the normal course of business on substantially the same terms, including interest rates and collateral requirements, as those prevailing at the same time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present unfavorable features.

Allowance for loan losses

The following is a summary of the allowance for loan losses for the years ended December 31, 2012, 2011, and 2010:

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Un - allocated	Total
Balance at December 31, 2009	$2,773	$348	$1,740	$3,488	$4,693	$380	$1,375	$14,797

Additions:
Provision for loan losses	1,908	2,622	4,133	4,740	2,577	32	(758)	15,254

Deductions:
Loans charged off	1,903	933	4,556	4,534	3,841	422	0	16,189
Less recoveries on loans	(153)	(30)	(22)	(228)	(29)	(241)	0	(703)

Net loans charged off	1,750	903	4,534	4,306	3,812	181	0	15,486

Balance at December 31, 2010	$2,931	$2,067	$1,339	$3,922	$3,458	$231	$617	$14,565

Additions:
Provision for loan losses	837	914	485	1,104	8,593	204	(614)	11,523

Deductions:
Loans charged off	2,157	1,858	512	1,883	6,420	376	0	13,206
Less recoveries on loans	(193)	(65)	(250)	(108)	(103)	(208)	0	(927)

Net loans charged off	1,964	1,793	262	1,775	6,317	168	0	12,279

Balance at December 31, 2011	$1,804	$1,188	$1,562	$3,251	$5,734	$267	$3	$13,809

Additions:
Provision for loan losses	1,732	(523)	126	955	6,318	293	(1)	8,900

Deductions:
Loans charged off	1,760	0	0	977	5,466	586	0	8,789
Less recoveries on loans	(161)	(67)	(23)	(158)	(248)	(265)	0	(922)

Net loans charged off	1,599	(67)	(23)	819	5,218	321	0	7,867

Balance at December 31, 2012	$1,937	$732	$1,711	$3,387	$6,834	$239	$2	$14,842

The following table provides the balance in the allowance for loan losses at December 31, 2012 and 2011, and the related loan balance by impairment methodology. Loans evaluated under ASC 310-10-35 include loans on non-accrual status, which are individually evaluated for impairment, troubled debt restructurings, and other impaired loans deemed to have similar risk characteristics. All other loans are collectively evaluated for impairment under ASC 450-20. Although the allowance for loan losses is comprised of specific and general allocations, the entire allowance is available to absorb credit losses.

(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Unallocated	Total
December 31, 2012
Allowance for loan losses:
Individually evaluated for impairment	$213	$125	$542	$1,069	$2,071	$0	$0	$4,020
Collectively evaluated for impairment	1,724	607	1,169	2,318	4,763	239	2	10,822

Total	$1,937	$732	$1,711	$3,387	$6,834	$239	$2	$14,842

Loans outstanding:
Individually evaluated for impairment	$4,157	$2,496	$7,762	$5,771	$18,959	$44	$0	$39,189
Collectively evaluated for impairment	125,883	19,681	35,724	215,452	386,133	24,922	0	807,795

Total	$130,040	$22,177	$43,486	$221,223	$405,092	$24,966	$0	$846,984

December 31, 2011
Allowance for loan losses:
Individually evaluated for impairment	$239	$167	$380	$653	$2,309	$0	$0	$3,748
Collectively evaluated for impairment	1,565	1,021	1,182	2,598	3,425	267	3	10,061

Total	$1,804	$1,188	$1,562	$3,251	$5,734	$267	$3	$13,809

Loans outstanding:
Individually evaluated for impairment	$4,428	$1,147	$7,867	$6,569	$33,440	$0	$0	$53,451
Collectively evaluated for impairment	124,127	29,054	39,830	196,885	369,520	30,063	0	789,479

Total	$128,555	$30,201	$47,697	$203,454	$402,960	$30,063	$0	$842,930

Loans, or portions of loans, are charged off to the extent deemed uncollectible. Loan charge-offs reduce the allowance for loan losses, and recoveries of loans previously charged off are added back to the allowance. Once the fair value for a collateral dependent loan has been determined, any impaired amount is typically charged off unless the loan has other income streams to support repayment. For impaired loans which have other income streams to support repayment, a specific reserve is established for the amount determined to be impaired.

Impaired loans

Impaired loans totaled $39,363,000 and $53,620,000 at December 31, 2012 and 2011 respectively, and are comprised of loans on non-accrual status and loans which have been classified as troubled debt restructurings.

The categories of impaired loans at December 31, 2012 and 2011 are as follows:

(in thousands)	2012	2011
Non-accrual loans	$31,081	$46,403
Troubled debt restructurings continuing to accrue interest	8,282	7,217

Total impaired loans	$39,363	$53,620

The following tables provide additional information about impaired loans at December 31, 2012 and 2011, respectively, segregated between loans for which an allowance has been provided and loans for which no allowance has been provided:

(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance
At December 31, 2012
With no related allowance recorded:
Commercial, financial and agricultural	$3,272	$4,009	$0
Real estate—construction residential	2,307	2,339	0
Real estate—construction commercial	1,879	2,102	0
Real estate—residential	1,939	2,393	0
Real estate—commercial	5,162	5,565	0
Consumer	174	186	0

Total	$14,733	$16,594	$0

With an allowance recorded:
Commercial, financial and agricultural	$885	$898	$213
Real estate—construction residential	189	189	125
Real estate—construction commercial	5,883	6,011	542
Real estate—residential	3,832	3,999	1,069
Real estate—commercial	13,797	14,167	2,071
Consumer	44	44	0

Total	$24,630	$25,308	$4,020

Total impaired loans	$39,363	$41,902	$4,020

At December 31, 2011
With no related allowance recorded:
Commercial, financial and agricultural	$3,546	$3,625	$0
Real estate—construction residential	584	788	0
Real estate—construction commercial	1,459	1,756	0
Real estate—residential	2,315	2,654	0
Real estate—commercial	15,151	21,190	0
Consumer	168	177	0

Total	$23,223	$30,190	$0

With an allowance recorded:
Commercial, financial and agricultural	$882	$904	$239
Real estate—construction residential	563	563	167
Real estate—construction commercial	6,409	6,448	380
Real estate—residential	4,254	4,265	653
Real estate—commercial	18,289	18,780	2,309

Total	$30,397	$30,960	$3,748

Total impaired loans	$53,620	$61,150	$3,748

The following table presents by class, information related to the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2012 and 2011:

	2012		2011
(in thousands)	Average Recorded Investment	Interest Recognized For the Period Ended	Average Recorded Investment	Interest Recognized For the Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$4,157	$93	$3,510	$52
Real estate—construction residential	1,137	7	1,273	0
Real estate—construction commercial	1,692	0	3,568	0
Real estate—residential	3,169	50	3,596	26
Real estate—commercial	12,198	124	18,270	73
Consumer	170	1	190	4

Total	$22,523	$275	$30,407	$155

With an allowance recorded:
Commercial, financial and agricultural	$776	$29	$655	$17
Real estate—construction residential	189	0	47	0
Real estate—construction commercial	6,087	0	5,805	0
Real estate—residential	2,604	11	3,203	113
Real estate—commercial	11,271	99	12,724	0
Consumer	2	0	0	0

Total	$20,929	$139	$22,434	$130

Total impaired loans	$43,452	$414	$52,841	$285

The specific reserve component of the Company’s allowance for loan losses at December 31, 2012 and 2011 was determined by using fair values of the underlying collateral obtained through independent appraisals and internal evaluations, or by discounting the total expected future cash flows. The recorded investment varies from the unpaid principal balance primarily due to partial charge-offs taken resulting from current appraisals received. The amount recognized as interest income on impaired loans continuing to accrue interest, primarily related to troubled debt restructurings, was $275,000 and $155,000, for the years ended December 31, 2012 and 2011, respectively. The average recorded investment in impaired loans is calculated on a monthly basis during the periods reported. Contractual interest due on loans in non-accrual status was $1,198,000 at December 31, 2012 compared to $1,952,000 at December 31, 2011. Interest income recognized on loans in non-accrual status was $11,000 for the year ended December 31, 2011. During the year ended December 31, 2012 there was no significant interest recognized on loans in non-accrual status.

Delinquent and Non-Accrual Loans

The delinquency status of loans is determined based on the contractual terms of the notes. Borrowers are generally classified as delinquent once payments become 30 days or more past due.

The following table provides aging information for the Company’s past due and non-accrual loans at December 31, 2012 and 2011.

(in thousands)	Current or Less Than 30 Days Past Due	30-89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total
December 31, 2012
Commercial, Financial, and Agricultural	$126,884	$1,821	$0	$1,335	$130,040
Real Estate Construction—Residential	19,390	290	0	2,497	22,177
Real Estate Construction—Commercial	35,117	607	0	7,762	43,486
Real Estate Mortgage—Residential	213,694	2,199	0	5,330	221,223
Real Estate Mortgage—Commercial	390,032	1,122	0	13,938	405,092
Installment and Other Consumer	24,221	520	6	219	24,966

Total	$809,338	$6,559	$6	$31,081	$846,984

December 31, 2011
Commercial, Financial, and Agricultural	$126,244	$243	$0	$2,068	$128,555
Real Estate Construction—Residential	29,054	0	0	1,147	30,201
Real Estate Construction—Commercial	39,822	0	8	7,867	47,697
Real Estate Mortgage—Residential	195,779	3,513	9	4,153	203,454
Real Estate Mortgage—Commercial	371,000	924	36	31,000	402,960
Installment and Other Consumer	29,282	612	1	168	30,063

Total	$791,181	$5,292	$54	$46,403	$842,930

Credit Quality

The following table provides information about the credit quality of the loan portfolio using the Company’s internal rating system reflecting management’s risk assessment. Loans are placed on watch status when (1) one or more weaknesses that could jeopardize timely liquidation exits; or (2) the margin or liquidity of an asset is sufficiently tenuous that adverse trends could result in a collection problem. Loans classified as substandard are inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any. Loans so classified may have a well defined weakness or weaknesses that jeopardize the repayment of the debt. Such loans are characterized by the distinct possibility that the Company may sustain some loss if the deficiencies are not corrected. It is the Company’s policy to discontinue the accrual of interest income on loans when management believes that the collection of interest or principal is doubtful. Loans are placed on non-accrual status when (1) deterioration in the financial condition of the borrower exists for which payment of full principal and interest is not expected, or (2) payment of principal or interest has been in default for a period of 90 days or more and the asset is not both well secured and in the process of collection. Subsequent interest payments received on such loans are applied to principal if any doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis.

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Total
At December 31, 2012
Watch	$14,814	$4,580	$6,459	$26,063	$29,753	$672	$82,341
Substandard	6,485	396	2,035	5,472	11,027	423	25,838
Non-accrual	1,335	2,497	7,762	5,330	13,938	219	31,081

Total	$22,634	$7,473	$16,256	$36,865	$54,718	$1,314	$139,260

At December 31, 2011
Watch	$22,206	$9,644	$9,338	$13,231	$24,392	$557	$79,368
Substandard	4,142	842	1,189	4,269	8,004	444	18,890
Non-accrual	2,068	1,147	7,867	4,153	31,000	168	46,403

Total	$28,416	$11,633	$18,394	$21,653	$63,396	$1,169	$144,661

Troubled Debt Restructurings

At December 31, 2012, loans classified as troubled debt restructurings (TDRs) totaled $22,363,000, of which $14,081,000 was on non-accrual status and $8,282,000 was on accrual status. At December 31, 2011, loans classified as TDRs totaled $32,165,000, of which $24,948,000 was on non-accrual status and $7,217,000 was on accrual status. When an individual loan is determined to be a TDR, the amount of impairment is based upon the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the underlying collateral less applicable selling costs. Accordingly, specific reserves of $1,544,000 and $1,522,000 were allocated to the allowance for loan losses at December 31, 2012 and 2011, respectively.

The following table summarizes loans that were modified as TDRs during the years ended December 31, 2012 and 2011:

	2012			2011
	Recorded Investment (1)			Recorded Investment (1)
(in thousands)	Number of Contracts	Pre - Modification	Post - Modification	Number of Contracts	Pre - Modification	Post - Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	4	$637	$613	9	$3,500	$3,486
Real estate construction—commercial	1	43	41	8	6,616	6,227
Real estate mortgage—residential	5	657	657	7	1,157	1,010
Real estate mortgage—commercial	2	645	644	9	9,553	9,215
Consumer	2	44	44	0	0	0

Total	14	$2,026	$1,999	33	$20,826	$19,938

(1)	The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off or foreclosed upon during the period ended are not reported.

The Company’s portfolio of loans classified as TDRs include concessions such as interest rates below the current market rate, deferring principal payments, and extending maturity dates. Once a loan becomes a TDR, it will continue to be reported as a TDR until it is ultimately repaid in full, charged-off, or the collateral for the loan is foreclosed and sold. The Company considers a loan in TDR status in default when the borrower’s payment according to the modified terms is at least 90 days past due or has defaulted due to expiration of the loan’s maturity date. During the year ended December 31, 2012, fourteen loans meeting the TDR criteria were modified. There was one loan modified as a TDR that defaulted during the year ended December 31, 2012, and within twelve months of their modification date. No loans modified as a TDR during the year ended December 31, 2011 defaulted.

Real Estate and Other Assets Acquired in Settlement of Loans	12 Months Ended
Dec. 31, 2012
Real Estate and Other Assets Acquired in Settlement of Loans [Abstract]
Real Estate and Other Assets Acquired in Settlement of Loans

(3) Real Estate and Other Assets Acquired in Settlement of Loans

(in thousands)	2012	2011
Commercial	$329	$17
Real estate construction—residential	112	307
Real estate construction—commercial	13,392	13,650
Real estate mortgage—residential	1,227	2,121
Real estate mortgage—commercial	14,201	6,623
Repossessed assets	468	279

Total	$29,729	$22,997
Less valuation allowance for other real estate owned	(6,137)	(6,977)

Total other real estate owned and repossessed assets	$23,592	$16,020

Balance at December 31, 2010	$20,168
Additions	10,903
Proceeds from sales	(7,435)
Charge-offs against the valuation allowance for other real estate owned	(433)
Net gain on sales	(206)

Balance at December 31, 2011	$22,997

Additions	16,869
Proceeds from sales	(8,571)
Charge-offs against the valuation allowance for other real estate owned, net	(1,883)
Net gain on sales	317

Total other real estate owned and repossessed assets	$29,729
Less valuation allowance for other real estate owned	(6,137)

Balance at December 31, 2012	$23,592

During the years ended December 31, 2012 and 2011, net charge-offs against the allowance for loan losses at the time of foreclosure were approximately $6,705,000 and $8,248,000, respectively.

Activity in the valuation allowance for other real estate owned in settlement of loans for the years ended December 31, 2012, 2011 and 2010, respectively, is summarized as follows:

(in thousands)	2012	2011	2010
Balance, beginning of year	$6,977	$6,158	$0
Provision for other real estate owned	713	1,252	6,158
Charge-offs	(1,553)	(433)	0

Balance, end of year	$6,137	$6,977	$6,158

The significant change in the expense provision from the years ended 2010 to 2012, primarily related to one foreclosed commercial real estate construction property. During the year ended December 31, 2010, the Company recorded a $5,663,000 provision and related valuation allowance related to this property reflecting its current appraised value. During the year ended December 31, 2012, real estate values improved and comparable sales occurred which led to an increased current appraised value that allowed the Company to recover $3,908,000 of this valuation allowance. This recovery partially offset current year expense provisions for other real estate owned of $4,621,000, primarily attributable to eight properties where significant write-downs were required to reflect current appraises values. These amounts are reflected in other real estate expense in the consolidated statements of operations.

Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Investment Securities

(4) Investment Securities

A summary of investment securities by major category, at fair value, consisted of the following at December 31, 2012 and 2011, respectively.

(in thousands)	2012	2011
U.S. Treasury	$2,030	$2,054
Government sponsored enterprises	55,180	70,314
Asset-backed securities	107,872	107,329
Obligations of states and political subdivisions	35,164	34,109

Total available for sale securities	$200,246	$213,806

All of the Company’s investment securities are classified as available for sale, as discussed in more detail below. Asset backed securities include agency mortgage-backed securities, which are guaranteed by government sponsored agencies such as the FHLMC, FNMA and GNMA. The Company does not invest in subprime originated mortgage-backed or collateralized debt obligation instruments.

Investment securities that are classified as restricted equity securities primarily consist of Federal Home Loan Bank stock and the Company’s interest in statutory trusts. These securities are reported at cost in other assets in the amount of $3,925,000 and $4,385,000 as of December 31, 2012 and 2011, respectively.

The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2012 and 2011 are as follows:

(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
U.S. Treasury	$2,000	$30	$0	$2,030
Government sponsored enterprises	54,327	853	0	55,180
Asset-backed securities	104,607	3,276	11	107,872
Obligations of states and political subdivisions	33,959	1,222	17	35,164

Total available for sale securities	$194,893	$5,381	$28	$200,246

Weighted average yield at end of period	2.54%
December 31, 2011
U.S. Treasury	$2,000	$54	$0	$2,054
Government sponsored enterprises	69,703	629	18	70,314
Asset-backed securities	103,806	3,547	24	107,329
Obligations of states and political subdivisions	32,716	1,394	1	34,109

Total available for sale securities	$208,225	$5,624	$43	$213,806

Weighted average yield at end of period	2.89%

The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2012, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay obligations with or without prepayment penalties.

	Amortized	Fair
(in thousands)	cost	value
Due in one year or less	$3,919	$3,951
Due after one year through five years	63,985	65,154
Due after five years through ten years	20,478	21,340
Due after ten years	1,904	1,929

Total	90,286	92,374
Asset-backed securities	104,607	107,872

Total available for sale securities	$194,893	$200,246

Debt securities with carrying values aggregating approximately $146,442,000 and $172,447,000 at December 31, 2012 and 2011, respectively, were pledged to secure public funds, securities sold under agreements to repurchase, and for other purposes as required or permitted by law.

Gross unrealized losses on debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 and 2011, were as follows:

	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	Value	Losses	Value	Losses	Value	Losses
At December 31, 2012
Government sponsored enterprises	$1,044	$0	$0	$0	$1,044	$0
Asset-backed securities	4,729	(11)	0	0	4,729	(11)
Obligations of states and political subdivisions	2,114	(17)	150	0	2,264	(17)

Total	$7,887	$(28)	$150	$0	$8,037	$(28)

(in thousands)
At December 31, 2011
Government sponsored enterprises	$13,250	$(18)	$0	$0	$13,250	$(18)
Asset-backed securities	4,591	(24)	0	0	4,591	(24)
Obligations of states and political subdivisions	229	(1)	150	0	379	(1)

Total	$18,070	$(43)	$150	$0	$18,220	$(43)

The total available for sale portfolio consisted of approximately 380 securities at December 31, 2012. The portfolio included 14 securities, having an aggregate fair value of $8,037,000 that were in a loss position at December 31, 2012. Securities identified as temporarily impaired which have been in a loss position for 12 months or longer totaled $150,000 at fair value. The $98 unrealized loss included in other comprehensive income at December 31, 2012 was caused by interest rate fluctuations. The total available for sale portfolio consisted of approximately 365 securities at December 31, 2011. The portfolio included 20 securities, having an aggregate fair value of $18,220,000 that were in a loss position at December 31, 2011. Securities identified as temporarily impaired which have been in a loss position for 12 months or longer totaled $150,000 at fair value. The $294 unrealized loss included in other comprehensive income at December 31, 2011 was caused by interest rate fluctuations. Because the decline in fair value is attributable to changes in interest rates and not credit quality these investments were not considered other-than-temporarily impaired at December 31, 2012 and 2011, respectively.

The table presents proceeds from sales of securities and the components of investment securities gains and losses which have been recognized in earnings as follows:

(in thousands)	2012	2011	2010
Proceeds from sales of available for sales securities	$790	$0	$0

Gains realized on sales	26	0	0
Losses realized on sales	0	0	0
Other-than-temporary impairment recognized	0	0	0

Investment securities gains	$26	$0	$0

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipment
(5)	Premises and Equipment

A summary of premises and equipment at December 31, 2012 and 2011 is as follows:

(in thousands)	2012	2011
Land and land improvements	$10,073	$10,121
Buildings and improvements	34,174	33,652
Furniture and equipment	12,250	12,013
Construction in progress	155	277

Total	56,594	56,063
Less accumulated depreciation	19,631	18,110

Premises and equipment, net	$37,021	$37,953

Depreciation expense for the years ended December 31, 2012, 2011, and 2010 is as follows:

(in thousands)	2012	2011	2010
Depreciation expense	$1,858	$1,940	$1,964

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Intangible Assets
(6)	Intangible Assets

Core Deposit Intangible Asset

A summary of amortizable intangible assets at December 31, 2012 and 2011 is as follows:

	2012			2011
	Gross			Gross
	Carrying	Accumulated	Net	Carrying	Accumulated	Net
(in thousands)	Amount	Amortization	Amount	Amount	Amortization	Amount
Core deposit intangible	$4,795	$(4,660)	$135	$4,795	$(4,252)	$543

The Company’s amortization expense on intangible assets in any given period may be different from the estimated amounts depending upon the acquisition of intangible assets, changes in mortgage interest rates, prepayment rates and other market conditions. The following table shows the estimated future amortization expense based on existing asset balances and the interest rate environment as of December 31, 2012 for the next five years:

(in thousands)	Core Deposit Intangible Asset
2013	$135
2014	0
2015	0
2016	0
2017	0

Changes in the net carrying amount of core deposit intangible assets for the years ended December 31, 2012, 2011, and 2010 is as follows:

(in thousands)	2012	2011	2010
Balance at beginning of year	$543	$978	$1,504

Additions	0	0	0
Amortization	(408)	(435)	(526)

Balance at end of year	$135	$543	$978

Mortgage Servicing Rights

On January 1, 2012, the Company opted to measure mortgage servicing rights at fair value as permitted by Accounting Standards Codification (ASC) Topic 860-50, Accounting for Servicing Financial Assets. The election of this option resulted in the recognition of a cumulative effect of change in accounting principle of $459,890, which was recorded as an increase to beginning retained earnings. As such, effective January 1, 2012, changes in the fair value of mortgage servicing rights is recognized in earnings in noninterest income in the period in which the change occurs and no amortization will be recognized on mortgage servicing rights going forward. For the years ended December 31, 2011 and 2010, MSRs were amortized over the shorter of 7 years or the life of the loan and periodically reviewed for impairment. At December 31, 2011 and 2010, no temporary impairment was recognized.

At December 31, 2012 and 2011, respectively, the Company serviced mortgage loans for others totaling $310,587,000 and $307,016,000, respectively. Mortgage loan servicing fees earned on loans sold were $878,000, $863,000, and $927,000 for the years ended December 31, 2012, 2011, and 2010, respectively, and are reported as other noninterest income.

The table below presents changes in mortgage servicing rights (MSRs) for the years ended December 31, 2012, 2011, and 2010 as follows:

(in thousands)	2012	2011	2010
Balance at beginning of year	$2,308	$2,356	$2,021

Re-measurement to fair value upon election to measure servicing rights at fair value	742	0	0
Originated mortgage servicing rights	830	760	1,169
Changes in fair value:
Due to change in model inputs and assumptions (1)	122	0	0
Other changes in fair value (2)	(1,453)	0	0
Amortization	0	(808)	(834)

Balance at end of year	$2,549	$2,308	$2,356

(1)	The change in fair value resulting from changes in valuation inputs or assumptions used in the valuation model reflects the change in discount rates and prepayment speed assumptions primarily due to changes in interest rates.
(2)	Other changes in fair value reflect changes due to customer payments and passage of time. This also includes a one time adjustment of a $538,000 correction of an immaterial prior period error due to changing from the straight-line amortization method to an accelerated amortization method of accounting for amortizing MSRs in prior years. If the aforementioned was corrected as of December 31, 2011, the balance at the beginning of the period would have been $1,770,000.

The following key data and assumptions were used in estimating the fair value of the Company’s mortgage servicing rights as of the years ended December 31, 2012 and 2011:

	2012	2011
Weighted-Average Constant Prepayment Rate	18.60%	20.86%
Weighted-Average Note Rate	4.22%	4.64%
Weighted-Average Discount Rate	7.99%	7.99%
Weighted-Average Contractual Life (in years)	20.00	23.00

Deposits	12 Months Ended
Dec. 31, 2012
Deposits and Capital Requirements [Abstract]
Deposits
(7)	Deposits

The scheduled maturities of total time deposits as of the years ended December 31, 2012 and 2011 are as follows:

(in thousands)	2012	2011
Due within:
One year	$280,477	$266,516
Two years	65,220	93,209
Three years	23,482	34,730
Four years	11,984	8,811
Five years	12,139	11,172
Thereafter	0	0

Total	$393,302	$414,438

At December 31, 2012 and 2011, the Company had certificates and other time deposits in denominations of $100,000 or more which mature as follows:

(in thousands)	2012	2011
Due within:
Three months or less	$37,166	$52,274
Over three months through six months	18,690	16,017
Over six months through twelve months	33,265	32,291
Over twelve months	31,656	38,922

Total	$120,777	$139,504

The Federal Reserve Bank required the Bank to maintain cash or balances of $1,367,000 and $1,335,000 at December 31, 2012 and 2011, respectively, to satisfy reserve requirements.

Average compensating balances held at correspondent banks were $1,595,000 and $489,000 at December 31, 2012 and 2011, respectively. The Bank maintains such compensating balances with correspondent banks to offset charges for services rendered by those banks.

Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Borrowings
(8)	Borrowings

Federal Funds Purchased and Securities Sold under Agreements to Repurchase (Repurchase Agreements)

Information relating to federal funds purchased and repurchase agreements is as follows:

(in thousands)	Year End Weighted Rate	Average Weighted Rate	Average Balance Outstanding	Maximum Outstanding at any Month End	Balance at December 31,
2012
Federal funds purchased	0.0%	0.6%	$412	$345	$0
Short-term repurchase agreements	0.1	0.1	22,867	24,734	21,058

Total					$21,058

2011
Federal funds purchased	0.0%	0.3%	$2	$0	$0
Short-term repurchase agreements	0.1	0.2	27,634	30,227	24,516

Total					$24,516

The securities underlying the agreements to repurchase are under the control of the Bank. All securities sold under agreements to repurchase are secured by a portion of the Bank’s investment portfolio.

Under agreements with unaffiliated banks, the Bank may borrow federal funds up to $15,000,000 on an unsecured basis and $5,135,000 on a secured basis at December 31, 2012.

Subordinated Notes and Other Borrowings

Other borrowings of the Company consisted of the following:

		2012			2011
(in thousands)	Borrower	Maturity Date	Year End Balance	Year End Weighted Rate	Year End Balance	Year End Weighted Rate
FHLB advances	The Bank	2013	$10,126	1.5%	$8,284	1.6%
		2014	0	na	10,126	1.5%
		2015	0	na	0	na
		2016	0	na	0	na
		2017-18	10,000	2.5%	10,000	2.5%

Total Bank			$20,126		$28,410

Subordinated notes	The Company	2034	$25,774	3.0%	$25,774	3.3%
		2035	23,712	2.1%	23,712	2.4%

Total Company			$49,486		$49,486

The Bank is a member of the Federal Home Loan Bank of Des Moines (FHLB) and has access to term financing from the FHLB. These borrowings are secured under a blanket agreement which assigns all investment in FHLB stock, as well as mortgage loans equal to 125% to 175% (based on collateral type) of the outstanding advance balance, to secure amounts borrowed by the Bank. The outstanding balance of $20,126,000 includes $10,000,000 which the FHLB may call for early payment within the next year. Based upon the collateral pledged to the FHLB at December 31, 2012, the Bank could borrow up to an additional $269,958,000 under the agreement.

On March 17, 2005, Exchange Statutory Trust II, a business trust, issued $23,000,000 of 30-year floating rate Trust Preferred Securities (TPS) to a TPS Pool. The floating rate is equal to a three-month LIBOR rate plus 1.83% and reprices quarterly (2.14% at December 31, 2012). The TPS can be prepaid without penalty at any time after five years from the issuance date.

The TPS represent preferred interests in the trust. The Company invested approximately $712,000 in common interests in the trust and the purchaser in the private placement purchased $23,000,000 in preferred interests. The proceeds were used by the trust to purchase from the Company its 30-year deeply subordinated debentures whose terms mirror those stated above for the TPS. The debentures are guaranteed by the Company pursuant to a subordinated guarantee. Distributions on the TPS are payable quarterly on March 17, June 17, September 17, and December 17 of each year that the TPS are outstanding. The trustee for the TPS holders is U.S. Bank, N.A. The trustee does not have the power to take enforcement action in the event of a default under the TPS for five years from the date of default. In the event of default, however, the Company would be precluded from paying dividends until the default is cured.

On March 17, 2004, Exchange Statutory Trust I, a Delaware business trust and subsidiary of the Company issued $25,000,000 of floating TPS to a TPS Pool. The floating rate is equal to the three-month LIBOR rate plus 2.70% and reprices quarterly (3.00% at December 31, 2012). The TPS are fully, irrevocably, and unconditionally guaranteed on a subordinated basis by the Company. The proceeds of the TPS were invested in junior subordinated debentures of the Company. Distributions on the TPS are payable quarterly on March 17, June 17, September 17, and December 17 of each year that the TPS are outstanding. The TPS mature on March 17, 2034. That maturity date may be shortened if certain conditions are met.

The Exchange Statutory Trusts are not consolidated in the Company’s financial statements. Accordingly, the Company does not report the securities issued by the Exchange Statutory Trusts as liabilities, and instead reports the subordinated notes issued by the Company and held by the Exchange Statutory Trusts as liabilities. The amount of the subordinated notes as of December 31, 2012 and 2011 was $49,486,000, respectively. The Company has recorded the investments in the common securities issued by the Exchange Statutory Trusts aggregating $1,486,000, and the corresponding obligations under the subordinated notes, as well as the interest income and interest expense on such investments and obligations in its consolidated financial statements.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
(9)	Income Taxes

The composition of income tax expense (benefit) for the years ended December 31, 2012, 2011, and 2010 are as follows:

(in thousands)	2012	2011	2010
Current:
Federal	$651	$374	$(837)
State	156	(214)	80

Total current	807	160	(757)

Deferred:
Federal	(197)	386	(2,091)
State	(64)	45	(239)

Total deferred	(261)	431	(2,330)

Total income tax expense (benefit)	$546	$591	$(3,087)

Applicable income tax (benefit) expense for financial reporting purposes differs from the amount computed by applying the statutory Federal income tax rate for the reasons noted in the table for the years ended December 31, 2012, 2011, and 2010 are as follows:

	2012		2011		2010
(in thousands)	Amount	%	Amount	%	Amount	%
Income (loss) before provision for income tax expense (benefit)	$3,368		$3,448		$(6,639)

Tax at statutory Federal income tax rate	$1,145	34.00%	$1,172	34.00%	$(2,257)	34.00%
Tax-exempt income	(380)	(11.27)	(404)	(11.72)	(445)	6.70
State income tax, net of Federal tax benefit	61	1.81	(111)	(3.23)	(105)	1.58
Release of prior year over accrual	(371)	(11.01)	0	0.00	0	0.00
Other, net	91	2.70	(66)	(1.91)	(280)	4.22

Provision for income tax expense (benefit)	$546	16.23%	$591	17.14%	$(3,087)	46.50%

The components of deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are as follows:

(in thousands)	2012	2011
Deferred tax assets:
Allowance for loan losses	$5,640	$5,248
Impairment of other real estate owned	2,774	2,734
Goodwill	2,483	2,831
Deferred taxes on pension	997	1,380
Nonaccrual loan interest	940	1,033
Core deposit intangible	904	883
Pension	450	276
Deferred compensation	36	27
Other	449	549

Total deferred tax assets	$14,673	$14,961

Deferred tax liabilities:
Available-for-sale securities	$2,088	$2,177
Premises and equipment	958	960
Mortgage servicing rights	908	791
Assets held for sale	110	109
FHLB stock dividend	100	100
Other	1	2

Total deferred tax liabilities	4,165	4,139

Net deferred tax asset	$10,508	$10,822

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not the Company will realize the benefits of these temporary differences at December 31, 2012 and, therefore, did not establish a valuation reserve.

At December 31, 2012, the accumulation of prior years’ earnings representing tax bad debt deductions of the Bank was $2,931,503. If these tax bad debt reserves were charged for losses other than bad debt losses, the Bank would be required to recognize taxable income in the amount of the charge. It is not contemplated that such tax-restricted retained earnings will be used in a manner that would create federal income tax liabilities.

The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions. As a result of the lapse of the statue of limitations for the 2007 tax year, the Company recognized $340,351 of gross unrecognized tax benefits and $30,969 of accrued interest. This resulted in a decrease in the effective tax rate for the year ended December 31, 2011 compared to December 31, 2010. As of December 31, 2012 and 2011, respectively, the Company did not have any uncertain tax provisions.

A reconciliation of the beginning and ending amount of the unrecognized tax benefits is as follows:

	2012	2011	2010
Unrecognized tax benefits as of January 1,	$0	$340,351	$562,076
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during prior years	0	0	0
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during year	0	0	0
The amount of decreases in unrecognized tax benefits relating to settlements with taxing authorities	0	0	0
Reductions to unrecognized benefits as a result of a lapse of the applicable statute of limitations	0	(340,351)	(221,725)

Unrecognized tax benefits as of December 31,	$0	$0	$340,351

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans
(10)	Employee Benefit Plans

Employee benefits charged to operating expenses are summarized in the table below for the years ended December 31, as indicated.

(in thousands)	2012	2011	2010
Payroll taxes	$1,127	$1,098	$1,105
Medical plans	1,772	1,676	1,545
401k match	298	291	319
Pension plan	1,224	907	864
Profit-sharing	58	0	0
Other	318	250	162

Total employee benefits	$4,797	$4,222	$3,995

The Company’s profit-sharing plan includes a matching 401k portion, in which the Company matches the first 3% of eligible employee contributions. The Company made annual contributions in an amount up to 6% of income before income taxes and before contributions to the profit-sharing and pension plans for all participants, limited to the maximum amount deductible for federal income tax purposes, for each of the periods shown. In addition, employees were able to make additional tax-deferred contributions.

Pension

The Company provides a noncontributory defined benefit pension plan for all full-time employees. An employer is required to recognize the funded status of a defined benefit postretirement plan as an asset or liability in its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. Under the Company’s funding policy for the defined benefit pension plan, contributions are made to a trust as necessary to provide for current service and for any unfunded accrued actuarial liabilities over a reasonable period. To the extent that these requirements are fully covered by assets in the trust, a contribution might not be made in a particular year. The Company made $766,000 of contributions to the defined benefit plan through April 1, 2013, of which $238,000 relates to the 2011 plan year and $528,000 relates to the 2012 plan year. The minimum required contribution for the 2013 plan year is estimated to be $665,000. The Company has not determined whether it will make any contributions other than the minimum required funding contribution for 2013.

Obligations and Funded Status at December 31

(in thousands)	2012	2011
Change in projected benefit obligation:
Balance, January 1	$14,217	$10,655
Service cost	1,168	931
Interest cost	667	604
Actuarial (gain) loss	(458)	2,240
Benefits paid	(252)	(213)

Balance, December 31	$15,342	$14,217

Change in plan assets:
Fair value, January 1	$10,034	$9,296
Actual gain (loss) return on plan assets	1,193	(54)
Employer contribution	766	1,005
Expenses paid	(34)	0
Benefits paid	(252)	(213)

Fair value, December 31	$11,707	$10,034

Funded status at end of year	$(3,635)	$(4,183)

Accumulated benefit obligation	$12,564	$10,762

Components of Net Pension Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income

The following items are components of net pension cost for the years ended December 31, as indicated:

(in thousands)	2012	2011	2010
Service cost—benefits earned during the year	$1,168	$931	$844
Interest costs on projected benefit obligations	668	604	556
Expected return on plan assets	(776)	(706)	(614)
Expected administrative expenses	40	0	0
Amortization of prior service cost	78	78	78
Amortization of unrecognized net loss	46	0	0

Net periodic pension expense	$1,224	$907	$864

Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss) at December 31, 2012 and 2011 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.

(in thousands)	2012	2011
Prior service costs	$(600)	$(679)
Net accumulated actuarial net loss	(1,849)	(2,777)

Accumulated other comprehensive loss	(2,449)	(3,456)
Net periodic benefit cost in excess of cumulative employer contributions	(1,185)	(727)

Net amount recognized at December 31, balance sheet	$(3,634)	$(4,183)

Net gain (loss) arising during period	$881	$(3,001)
Prior service cost amortization	79	79
Amortization of net actuarial loss	46	0

Total recognized in other comprehensive income (loss)	$1,006	$(2,922)

Total recognized in net periodic pension cost and other comprehensive income (loss)	$218	$3,829

The estimated prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic cost in 2013 is $79,000. During 2013, $30,000 is the estimated amount of actuarial loss subject to amortization into net periodic pension cost.

Assumptions utilized to determine benefit obligations as of December 31, 2012, 2011 and 2010 and to determine pension expense for the years then ended are as follows:

	2012	2011	2010
Determination of benefit obligation at year end:
Discount rate	4.25%	4.75%	5.75%
Annual rate of compensation increase	3.61%	4.50%	4.50%

Determination of pension expense for year ended:
Discount rate for the service cost	4.75%	5.75%	5.75%
Annual rate of compensation increase	3.61%	4.50%	4.50%
Expected long-term rate of return on plan assets	7.00%	7.00%	7.00%

The assumed overall expected long-term rate of return on pension plan assets used in calculating 2012 pension expense was 7.0%. Determination of the plan’s rate of return is based upon historical returns for equities and fixed income indexes. During the past five years, the Company’s plan assets have experienced the following annual returns: 11.4% in 2012, 0.1% in 2011, 12.4% in 2010, 22.0% in 2009, and (32.6)% in 2008. The rate used in plan calculations may be adjusted by management for current trends in the economic environment. With a traditional investment mix of over half of the plan’s investments in equities, the actual return for any one plan year may fluctuate significantly with changes in the stock market. Due to a decrease in discount rates used in the actuarial calculation of plan income, the Company expects to incur $1,144,000 of expense in 2013 compared to $1,224,000 in 2012.

Plan Assets

The investment policy of the pension plan is designed for growth in value while minimizing risk to the overall portfolio. The Company diversifies the assets through investments in domestic and international fixed income securities and domestic and international equity securities. The assets are readily marketable and can be sold to fund benefit payment obligations as they become payable. The Company’s long-term investment target mix for the plan is 70% equity securities and 30% fixed income. The Company regularly reviews its policies on the investment mix and may make changes depending on economic conditions and perceived investment mix.

The fair value of the Company’s pension plan assets at December 31, 2012 and 2011 by asset category are as follows:

	Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Cash equivalents	$485	$485	$0	$0
Equity securities:
U.S. large-cap (a)	4,335	4,335	0	0
U.S. mid-cap (b)	575	575	0	0
U.S. small-cap (c)	635	635	0	0
International (d)	1,670	1,670	0	0
Real estate (e)	395	395	0	0
Commodities (f)	370	370	0	0
Fixed income securities:
U.S. gov’t agency obligations (g)	2,726	0	2,726	0
Corporate investment grade (g)	416	0	416	0
Corporate non-investment grade (g)	100	0	100	0

Total	$11,707	$8,465	$3,242	$0

December 31, 2011
Cash equivalents	$1,791	$1,791	$0	$0
Equity securities:
U.S. large-cap (a)	3,821	3,821	0	0
U.S. mid-cap (b)	502	502	0	0
U.S. small-cap (c)	595	595	0	0
International (d)	1,278	1,278	0	0
Real estate (e)	203	203	0	0
Commodities (f)	198	198	0	0
Fixed income securities:
U.S. gov’t agency obligations (g)	841	0	841	0
Corporate investment grade (g)	653	0	653	0
Corporate non-investment grade (g)	152	0	152	0

Total	$10,034	$8,388	$1,646	$0

(a)	This category comprises of low-cost equity index funds not actively managed that track the S&P 500.
(b)	This category comprises of low-cost equity index funds not actively managed that track the MSCI U.S. mid-cap 450.
(c)	This is comprises of actively managed mutual funds.
(d)	37% of this category is comprised of low-cost equity index funds not actively managed that track the MSCI EAFE.
(e)	This category comprises of low-cost real estate index exchange traded funds.
(f)	This category comprises of exchange traded funds investing in agricultural and energy commodities.
(g)	This category comprises of individual bonds.

The following future benefit payments are expected to be paid:

Year	Pension benefits
(in thousands)
2013	$336
2014	428
2015	452
2016	462
2017	561
2018 to 2022	3,712

Stock Compensation	12 Months Ended
Dec. 31, 2012
Stock Compensation [Abstract]
Stock Compensation
(11)	Stock Compensation

The Company’s stock option plan provides for the grant of options to purchase up to 526,435 shares of the Company’s common stock to officers and other key employees of the Company and its subsidiaries. All options have been granted at exercise prices equal to fair value and vest over periods ranging from four to five years, except options issued in 2008 to acquire 11,133 shares that vested immediately.

The following table summarizes the Company’s stock option activity:

				Weighted average
	Number of shares			exercise price
	December 31			December 31
	2012	2011	2010	2012	2011	2010
Outstanding, beginning of year	270,634	270,835	310,263	$23.51	$23.50	$22.29
Granted	0	0	0	0.00	0.00	0.00
Exercised	0	0	0	0.00	0.00	0.00
Forfeited	0	0	0	0.00	0.00	0.00
Expired	(55,291)	(201)	(39,428)	18.92	17.96	13.96

Outstanding, end of year	215,343	270,634	270,835	$24.68	$23.51	$23.50

Exercisable, end of year	197,713	242,970	226,100	$24.76	$23.59	$23.58

Options have been adjusted to reflect a 4% stock dividend paid on July 1, 2012.

Options outstanding at December 31, 2012 had a weighted average remaining contractual life of approximately 3.0 years and no intrinsic value. Options outstanding at December 31, 2011 had a remaining contractual life of approximately 3.5 years and no intrinsic value. No stock options were granted during the years presented above.

Options exercisable at December 31, 2012 had a weighted average remaining contractual life of approximately 2.8 years and no intrinsic value. Options exercisable at December 31, 2011 had a weighted average remaining contractual life of approximately 3.3 years and no intrinsic value. No stock options were exercised during the years presented above.

Total stock-based compensation expense for the years ended December 31, 2012, 2011, and 2010 was $29,000, $58,000, and $87,000, respectively. As of December 31, 2012, the total unrecognized compensation expense related to non-vested stock awards was $68,000 and the related weighted average period over which it is expected to be recognized is approximately 2 years.

Preferred Stock	12 Months Ended
Dec. 31, 2012
Preferred Stock [Abstract]
Preferred Stock
(12)	Preferred Stock

On December 19, 2008, the Company announced its participation in the U.S. Treasury Department’s Capital Purchase Program (CPP), a voluntary program that provides capital to financially healthy banks. This program was designed to attract broad participation by banking institutions to help stabilize the financial system by encouraging lending.

Participating in this program included the Company’s issuance of 30,255 shares of senior preferred stock (with a par value of $1,000 per share) and a ten year warrant to purchase approximately 287,133 shares of common stock (see below for additional information) to the U.S. Department of Treasury in exchange for $30,255,000. The proceeds received were allocated between the preferred stock and the common stock warrant based upon their relative fair values. This resulted in the recording of a discount on the preferred stock upon issuance that reflects the value allocated to the warrant. The discount on the preferred stock will be accreted over five years, consistent with managements’ estimate of the life of the preferred stock. Such accretion will be treated as additional dividends on the preferred stock. On May 9, 2012, the Company redeemed 12,000 shares of preferred stock from the U.S. Department of Treasury by repaying $12,000,000 of the $30,255,000 CPP funds along with $140,000 of accrued and unpaid dividends on the shares redeemed. Related to these shares was an additional $300,000 of accretion that was recognized at the time of the redemption. The allocated carrying values of the senior preferred stock and common stock warrant at December 31, 2012 were $17,977,000 and $2,382,000, respectively.

The preferred shares remaining outstanding of 18,255 carry a 5% cumulative dividend through December 2013 and 9% thereafter if not redeemed. The Company intends to redeem the remaining shares by December 2013. The preferred stock generally does not have any voting rights, subject to an exception in the event the Company fails to pay dividends on the preferred stock for nine or more quarterly periods, whether or not consecutive. Under such circumstances, the Treasury will be entitled to vote to elect two directors to the board until all unpaid dividends have been paid or declared and set apart for payment. The Company is prohibited from paying any dividends with respect to shares of common stock unless all accrued and unpaid dividends are paid in full on the senior preferred stock for all past dividend periods. The Treasury Department may also transfer the senior preferred stock to a third party at any time.

The common stock warrant is exercisable immediately with a ten year term, in whole or in part, at an exercise price of $15.81 per share. The preferred stock and warrant are classified as stockholders’ equity in the consolidated balance sheets and qualify, for regulatory capital purposes, as Tier I capital. For the year ended December 31, 2012, the Company had declared and paid $1,203,000 of dividends and amortized $659,000 of accretion of the discount on preferred stock.

Earnings per Share	12 Months Ended
Dec. 31, 2012
Earnings per Share [Abstract]
Earnings per Share

(13) Earnings per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share gives effect to all dilutive potential common shares that were outstanding during the year. The calculations of basic and diluted earnings per share are as follows for the years indicated:

	2012	2011	2010
Basic earnings (loss) per common share:
Net income (loss)	$2,821,969	$2,857,270	$(3,551,740)
Less:
Preferred stock dividends	1,124,417	1,512,750	1,512,750
Accretion of discount on preferred stock	659,244	476,474	476,474

Net income (loss) available to common shareholders	$1,038,308	$868,046	$(5,540,964)

Basic earnings (loss) per share	$0.21	$0.18	$(1.15)

Diluted earnings (loss) per common share:
Net income (loss)	$2,821,969	$2,857,270	$(3,551,740)
Less:
Preferred stock dividends	1,124,417	1,512,750	1,512,750
Accretion of discount on preferred stock	659,244	476,474	476,474

Net income (loss) available to common shareholders	$1,038,308	$868,046	$(5,540,964)

Average shares outstanding	4,839,114	4,839,114	4,839,114
Effect of dilutive stock options	0	0	0

Average shares outstanding including dilutive stock options	4,839,114	4,839,114	4,839,114

Diluted earnings (loss) per share	$0.21	$0.18	$(1.15)

Under the treasury stock method, outstanding stock options are dilutive when the average market price of the Company’s common stock, when combined with the effect of any unamortized compensation expense, exceeds the option price during the period, except when the Company has a loss from continuing operations available to common shareholders. In addition, proceeds from the assumed exercise of dilutive options along with the related tax benefit are assumed to be used to repurchase common shares at the average market price of such stock during the period.

The following options to purchase shares during the years ended December 31, 2012, 2011 and 2010 were not included in the respective computations of diluted earnings per share because the exercise price of the option, when combined with the effect of the unamortized compensation expense, was greater than the average market price of the common shares and were considered anti-dilutive.

	2012	2011	2010
Anti-dilutive shares—option shares	215,343	270,634	270,835
Anti-dilutive shares—warrant shares	287,133	287,133	287,133

Total anti-dilutive shares	502,476	557,767	557,968

Capital Requirements	12 Months Ended
Dec. 31, 2012
Deposits and Capital Requirements [Abstract]
Capital Requirements
(14)	Capital Requirements

The Company and the Bank are subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification of the Company and the Bank are subject to qualitative judgments by the regulators about components, risk-weightings, and other factors.

Quantitative measures established by regulations to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier I capital to risk-weighted assets, and of Tier I capital to adjusted-average assets. Management believes, as of December 31, 2012 and 2011, the Company and the Bank met all capital adequacy requirements.

As of December 31, 2012, the most recent notification from the regulatory authorities categorized the bank as well—capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in the table. There are no conditions or events since the notifications that management believes have changed the Bank’s categories.

			Minimum		Well-Capitalized
	Actual		Capital Requirements		Capital Requirements
(in thousands)	Amount	Ratio	Amount	Ratio	Amount		Ratio
December 31, 2012
Total capital (to risk-weighted assets):
Company	$148,889	16.83%	$70,759	8.00%		N.A.	N.A.	%
Bank	131,126	15.12	69,375	8.00		$86,715	10.00

Tier I capital (to risk-weighted assets):
Company	$120,138	13.58%	$35,380	4.00%		N.A.	N.A.	%
Bank	120,243	13.87	34,686	4.00		$52,029	6.00

Tier I capital (to adjusted average assets):
Company	$120,138	10.37%	$34,762	3.00%	$	N.A.	N.A.	%
Bank	120,243	10.60	34,037	3.00		56,729	5.00

(in thousands)
December 31, 2011
Total capital (to risk-weighted assets):
Company	$159,768	18.03%	$70,905	8.00%	$	N.A.	N.A.	%
Bank	130,398	15.00	69,567	8.00		86,959	10.00

Tier I capital (to risk-weighted assets):
Company	$134,391	15.16%	$35,453	4.00%	$	N.A.	N.A.	%
Bank	119,498	13.74	34,784	4.00		52,175	6.00

Tier I capital (to adjusted average assets):
Company	$134,391	11.52%	$34,993	3.00%	$	N.A.	N.A.	%
Bank	119,498	10.45	34,309	3.00		57,181	5.00

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements
(15)	Fair Value Measurements

The Company uses fair value measurements to record fair value adjustments to certain financial and nonfinancial assets and liabilities. The FASB ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for the measurement of fair value, and enhances disclosures about fair value measurements. The standard applies whenever other standards require (permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. In this standard, FASB clarified the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, the standard establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. As of December 31, 2012 and 2011, respectively, there were no transfers into or out of Levels 1-3.

The fair value hierarchy is as follows:

Level 1 – Inputs are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets and liabilities in active markets, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 – Inputs are unobservable inputs for the asset or liability and significant to the fair value. These may be internally developed using the Company’s best information and assumptions that a market participant would consider.

ASC Topic 820 also provides guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and on identifying circumstances when a transaction may not be considered orderly.

The Company is required to disclose assets and liabilities measured at fair value on a recurring basis separate from those measured at fair value on a nonrecurring basis. Nonfinancial assets measured at fair value on a nonrecurring basis would include foreclosed real estate, long-lived assets, and core deposit intangible assets, which are reviewed when circumstances or other events indicate that impairment may have occurred.

Valuation methods for instruments measured at fair value on a recurring basis

Following is a description of the Company’s valuation methodologies used for assets and liabilities recorded at fair value on a recurring basis:

Available-for-sale securities

The fair value measurements of the Company’s investment securities are determined by a third party pricing service which considers observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things. The fair value measurements are subject to independent verification to another pricing source by management each quarter for reasonableness. Securities classified as available-for-sale are reported at fair value utilizing Level 2 inputs.

Mortgage servicing rights

The fair value of mortgage servicing rights is based on the discounted value of estimated future cash flows utilizing contractual cash flows, servicing rate, constant prepayment rate, servicing cost, and discount rate factors. Accordingly, the fair value is estimated based on a valuation model that calculates the present value of estimated future net servicing income. The model incorporates assumptions that market participants use in estimating future net servicing income, including estimates of prepayment speeds, market discount rates, cost to service, float earnings rates, and other ancillary income, including late fees. The valuation models estimate the present value of estimated future net servicing income. The Company classifies its servicing rights as Level 3.

		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Assets:
U.S. treasury	$2,030	$2,030	$0	$0
Government sponsored enterprises	55,180	0	55,180	0
Asset-backed securities	107,872	0	107,872	0
Obligations of states and political subdivisions	35,164	0	35,164	0
Mortgage servicing rights	2,549	0	0	2,549

Total	$202,795	$2,030	$198,216	$2,549

December 31, 2011
Assets:
U.S. treasury	$2,054	$2,054	$0	$0
Government sponsored enterprises	70,314	0	70,314	0
Asset-backed securities	107,329	0	107,329	0
Obligations of states and political subdivisions	34,109	0	34,109	0

Total	$213,806	$2,054	$211,752	$0

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

(in thousands)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Mortgage Servicing Rights
Balance at December 31, 2011	$0
Transfer into level 3	3,050
Total gains or losses (realized/unrealized):
Included in earnings	(1,331)
Included in other comprehensive income	0
Purchases	0
Sales	0
Issues	830
Settlements	0

Balance at December 31, 2012	$2,549

Total gains for the years ended included in earnings attributable to the change in unrealized gains or losses related to assets still held were $2,216,000 and $1,705,000 at December 31, 2012 and 2011, respectively.

	Quantitative Information about Level 3 Fair Value Measurements
	Valuation Technique	Unobservable Inputs	Input Value
			2012	2011
Mortgage servicing rights	Discounted cash flows	Weighted average constant prepayment rate	18.60%	20.86%
		Weighted average discount rate	7.99%	7.99%

Valuation methods for instruments measured at fair value on a nonrecurring basis

Following is a description of the Company’s valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis:

Impaired Loans

The Company does not record loans at fair value on a recurring basis other than loans that are considered impaired. The net carrying value of impaired loans is generally based on fair values of the underlying collateral obtained through independent appraisals or internal evaluations, or by discounting the total expected future cash flows. Once the fair value of the collateral has been determined and any impairment amount calculated, a specific reserve allocation is made. Because many of these inputs are not observable, the measurements are classified as Level 3. As of December 31, 2012, the Company identified $24.6 million in impaired loans that had specific allowances for losses aggregating $4.0 million. Related to these loans, there was $5.2 million in charge-offs recorded during the year ended December 31, 2012. As of December 31, 2011, the Company identified $30.4 million in impaired loans that had specific allowances for losses aggregating $3.7 million. Related to these loans, there was $11.3 million in charge-offs recorded during the year ended December 31, 2012.

Other Real Estate Owned and Repossessed Assets

Other real estate owned and repossessed assets consisted of loan collateral that has been repossessed through foreclosure. This collateral comprises of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Other real estate owned assets are recorded as held for sale initially at the lower of the loan balance or fair value of the collateral less estimated selling costs. The Company relies on external appraisals and assessment of property values by internal staff. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgment based on experience and expertise of internal specialists. Subsequent to foreclosure, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. Because many of these inputs are not observable, the measurements are classified as Level 3.

	Fair Value Measurements Using
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)*
December 31, 2012
Assets:
Impaired loans:
Commercial, financial, & agricultural	$672	$0	$0	$672	$(1,659)
Real estate construction—residential	64	0	0	64	0
Real estate construction—commercial	5,341	0	0	5,341	0
Real estate mortgage—residential	2,763	0	0	2,763	(839)
Real estate mortgage—commercial	11,726	0	0	11,726	(2,716)
Consumer	44	0	0	44	0

Total	$20,610	$0	$0	$20,610	$(5,214)

Other real estate owned and repossessed assets	$23,592	$0	$0	$23,592	$(4,378)

December 31, 2011
Assets:
Impaired loans:
Commercial, financial, & agricultural	$643	$0	$0	$643	$(2,136)
Real estate construction—residential	396	0	0	396	(1,557)
Real estate construction—commercial	6,029	0	0	6,029	(279)
Real estate mortgage—residential	3,601	0	0	3,601	(1,509)
Real estate mortgage—commercial	15,980	0	0	15,980	(5,842)

Total	$26,649	$0	$0	$26,649	$(11,323)

Other real estate owned and repossessed assets	$16,020	$0	$0	$16,020	$(2,112)

*	Total gains (losses) reported for other real estate owned and repossessed assets includes charge offs, valuation write downs, and net losses taken during the periods reported.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
(16)	Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate such value:

Loans

The fair values of loans are estimated by discounting the expected future cash flows using the current rates at which similar loans could be made to borrowers with similar credit ratings and for the same remaining maturities. The net carrying amount of impaired loans is generally based on the fair values of collateral obtained through independent appraisals or internal evaluations, or by discounting the total expected future cash flows. This method of estimating fair value does not incorporate the exit-price concept of fair value prescribed by ASC Topic 820.

Investment Securities

A detailed description of the fair value measurement of the debt instruments in the available-for-sale sections of the investment security portfolio is provided in the Fair Value Measurement section above. A schedule of investment securities by category and maturity is provided in the notes on Investment Securities.

Federal Home Loan Bank (FHLB) Stock

Ownership of equity securities of FHLB is restricted and there is no established market for their resale. The carrying amount is a reasonable estimate of fair value.

Federal Funds Sold, Cash, and Due from Banks

The carrying amounts of short-term federal funds sold and securities purchased under agreements to resell, interest earning deposits with banks, and cash and due from banks approximate fair value. Federal funds sold and securities purchased under agreements to resell classified as short-term generally mature in 90 days or less.

Mortgage Servicing Rights

The fair value of mortgage servicing rights is based on the discounted value of estimated future cash flows utilizing contractual cash flows, servicing rate, constant prepayment rate, servicing cost, and discount rate factors. Accordingly, the fair value is estimated based on a valuation model that calculates the present value of estimated future net servicing income. The model incorporates assumptions that market participants use in estimating future net servicing income, including estimates of prepayment speeds, market discount rates, cost to service, float earnings rates, and other ancillary income, including late fees.

Cash Surrender Value –Life Insurance

The fair value of Bank owned life insurance (BOLI) approximates the carrying amount. Upon liquidation of these investments, the Company would receive the cash surrender value which equals the carrying amount.

Accrued Interest Receivable and Payable

For accrued interest receivable and payable, the carrying amount is a reasonable estimate of fair value because of the short maturity for these financial instruments.

Deposits

The fair value of deposits with no stated maturity, such as noninterest-bearing demand, NOW accounts, savings, and money market, is equal to the amount payable on demand. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.

Securities Sold under Agreements to Repurchase and Interest-bearing Demand Notes to U.S. Treasury

For securities sold under agreements to repurchase and interest-bearing demand notes to U.S. Treasury, the carrying amount is a reasonable estimate of fair value, as such instruments reprice in a short time period.

Subordinated Notes and Other Borrowings

The fair value of subordinated notes and other borrowings is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for other borrowed money of similar remaining maturities.

A summary of the carrying amounts and fair values of the Company’s financial instruments at December 31, 2012 and 2011 is as follows:

			December 31, 2012 Fair Value Measurements
	December 31, 2012		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Loans	$832,142	$834,824	$0	$0	$834,824
Investment securities	200,246	200,246	2,030	198,216	0
FHLB stock	2,278	2,278	0	2,278	0
Cash and due from banks	58,877	58,877	58,877	0	0
Mortgage servicing rights	2,549	2,549	0	0	2,549
Cash surrender value—life insurance	2,136	2,136		2,136	0
Accrued interest receivable	5,190	5,190	5,190	0	0

	$1,103,418	$1,106,100	$66,097	$202,630	$837,373

Liabilities:
Deposits:
Demand	$192,271	$192,271	$192,271	$0	$0
NOW	178,121	178,121	178,121	0	0
Savings	69,997	69,997	69,997	0	0
Money market	157,584	157,584	157,584	0	0
Time	393,302	397,986	0	0	397,986
Federal funds purchased and securities sold under agreements to repurchase	21,058	21,058	21,058	0	0
Subordinated notes	49,486	13,154	0	13,154	0
Federal Home Loan Bank advances	20,126	20,651	0	20,651	0
Accrued interest payable	909	909	909	0	0

	$1,082,854	$1,051,731	$619,940	$33,805	$397,986

			December 31, 2011
			Fair Value Measurements
	December 31, 2011		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Loans	$829,121	$830,077	$0	$0	$830,077
Investment securities	213,806	213,806	2,054	211,752	0
FHLB stock	2,738	2,738	0	2,738	0
Federal fund sold and securities purchased under agreements to resell	75	75	75	0	0
Cash and due from banks	43,135	43,135	43,135	0	0
Mortgage servicing rights	2,308	2,512	0	0	2,512
Cash surrender value—life insurance	2,064	2,064		2,064	0
Accrued interest receivable	5,341	5,341	5,341	0	0

	$1,098,588	$1,099,748	$50,605	$216,554	$832,589

Liabilities:
Deposits:
Demand	$159,187	$159,187	$159,187	$0	$0
NOW	169,452	169,452	169,452	0	0
Savings	62,075	62,075	62,075	0	0
Money market	153,072	153,072	153,072	0	0
Time	414,438	421,687	0	0	421,687
Federal funds purchased and securities sold under agreements to repurchase	24,516	24,516	24,516	0	0
Subordinated notes	49,486	22,082	0	22,082	0
Federal Home Loan Bank advances	28,410	29,525	0	29,525	0
Accrued interest payable	1,054	1,054	1,054	0	0

	$1,061,690	$1,042,650	$569,356	$51,607	$421,687

Off-Balance Sheet Financial Instruments

The fair value of commitments to extend credit and standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the likelihood of the counterparties drawing on such financial instruments, and the present creditworthiness of such counterparties. The Company believes such commitments have been made on terms that are competitive in the markets in which it operates.

Limitations

The fair value estimates provided are made at a point in time based on market information and information about the financial instruments. Because no market exists for a portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

(17) Commitments and Contingencies

The Company issues financial instruments with off-balance-sheet risk in the normal course of business of meeting the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. These instruments may involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the consolidated balance sheets.

The Company’s extent of involvement and maximum potential exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of these instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for financial instruments included on its consolidated balance sheets. At December 31, 2012, no amounts have been accrued for any estimated losses for these financial instruments.

The contractual amount of off-balance-sheet financial instruments as of December 31, 2012 and 2011, is as follows:

(in thousands)	2012	2011
Commitments to extend credit	$118,412	$117,171
Standby letters of credit	2,995	2,992

Commitments

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since certain of the commitments and letters of credit are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the customer. Collateral held varies, but may include accounts receivable, inventory, furniture and equipment, and real estate.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. These standby letters of credit are primarily issued to support contractual obligations of the Company’s customers. The approximate remaining term of standby letters of credit range from one month to five years at December 31, 2012.

Pending Litigation

The Company and its subsidiaries are defendants in various legal actions incidental to the Company’s past and current business activities. Based on the Company’s analysis, and considering the inherent uncertainties associated with litigation, management does not believe that it is reasonably possible that these legal actions will materially adversely affect the Company’s consolidated financial condition or results of operations in the near term.

On November 18, 2010, a suit was filed against the Company and its subsidiary, the Bank, in the Circuit Court of Jackson County for the Eastern Division of Missouri state court by a customer alleging that the fees associated with the Bank’s automated overdraft program in connection with its debit card and ATM cards constitute unlawful interest in violation of Missouri’s usury laws. The suit seeks class-action status for Bank customers who have paid overdraft fees on their checking accounts. The suit seeks forfeiture and refund of twice the amount of improper overdraft fees assessed and collected. The court has denied the Bank’s motion to dismiss the suit. At this stage of the litigation, it is not possible for management of the Bank to determine the probability of a material adverse outcome or reasonably estimate the amount of any potential loss.

On December 17, 2009, a suit was filed against the Bank in Circuit Court of Jackson County for the Eastern Division of Missouri state court by a customer alleging that the Bank had not followed through on its commitment to fund a loan request. A jury found in favor of the customer and awarded $630,000 in damages to the plaintiffs, including $200,000 in punitive damages. The jury verdict was upheld at the appellate level. At December 31, 2012, the Company’s consolidated balance sheets included reserves for payment of the jury award as the Company is awaiting the Court’s determination as to the order in which proceeds will be applied. After insurance proceeds, the Company’s net loss for these jury awards is expected to be approximately $275,000.

Condensed Financial Information of the Parent Company Only	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of the Parent Company Only [Abstract]
Condensed Financial Information of the Parent Company Only

(18) Condensed Financial Information of the Parent Company Only

Following are the condensed financial statements of Hawthorn Bancshares, Inc. (Parent only) as of and for the years indicated:

Condensed Balance Sheets

	December 31,
(in thousands)	2012	2011
Assets
Cash and due from bank subsidiaries	$1,863	$13,282
Investment in equity securities	1,486	1,486
Investment in subsidiaries	139,849	140,361
Premises and equipment	1	1
Deferred tax asset	1,424	1,611
Other assets	1,022	10

Total assets	$145,645	$156,751

Liabilities and Stockholders’ Equity
Subordinated notes	$49,486	$49,486
Other liabilities	3,939	4,689
Stockholders’ equity	92,220	102,576

Total liabilities and stockholders’ equity	$145,645	$156,751

Condensed Balance Sheets

	For the Years Ended December 31,
	2012	2011	2010
Income
Interest and dividends received from subsidiaries	$4,596	$5,192	$4,405

Total income	4,596	5,192	4,405

Expenses
Interest on subordinated notes	1,381	1,301	1,526
Other	2,889	2,605	2,904

Total expenses	4,270	3,906	4,430

Income (loss) before income tax benefit and equity in undistributed income of subsidiaries	326	1,285	(25)
Income tax benefit	2,257	1,368	1,450
Equity in undistributed income (loss) of subsidiaries	239	204	(4,977)

Net income (loss)	$2,822	$2,857	$(3,552)

Condensed Statements of Cash Flows

(in thousands)	2012	2011	2010
Cash flows from operating activities:
Net income (loss)	$2,822	$2,857	$(3,552)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	1	2	3
Equity in undistributed (income) losses of subsidiaries	(239)	(204)	4,977
Stock based compensation expense	29	58	87
(Increase) decrease in deferred tax asset	(148)	(274)	(38)
Other, net	(813)	(89)	382

Net cash provided by operating activities	1,652	2,350	1,859

Cash flows from investing activities:
Investment in subsidiary	1,072	900	(1,250)

Net cash provided by (used in) investing activities	1,072	900	(1,250)

Cash flows from financing activities:
Redemption of 12,000 shares of preferred stock	(12,000)	0	0
Cash dividends paid—preferred stock	(1,203)	(1,513)	(1,513)
Cash dividends paid—common stock	(940)	(904)	(1,385)

Net cash used in financing activities	(14,143)	(2,417)	(2,898)

Net (decrease) increase in cash and due from banks	(11,419)	833	(2,289)
Cash and due from banks at beginning of year	13,282	12,449	14,738

Cash and due from banks at end of year	$1,863	$13,282	$12,449

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information (Unaudited)
(19)	Quarterly Financial Information (Unaudited)

(In thousands except per share data)	First quarter	Second quarter	Third quarter	Fourth quarter	Year to Date
Year Ended December 31, 2012
Interest income	$12,646	$12,297	$12,151	$12,020	$49,114
Interest expense	1,831	2,125	2,029	1,920	7,905

Net interest income	10,815	10,172	10,122	10,100	41,209
Provision for loan losses	1,700	1,500	4,700	1,000	8,900
Noninterest income	1,970	2,443	2,680	2,633	9,726
Noninterest expense	9,480	10,098	10,378	8,711	38,667
Income tax (benefit) expense	154	277	(704)	819	546

Net income (loss)	$1,451	$740	$(1,572)	$2,203	$2,822

Preferred stock dividends	370	296	228	231	1,125
Accretion of discount on preferred stock	119	396	72	72	659

Net income (loss) available to common stockholders	$962	$48	$(1,872)	$1,900	$1,038

Net income (loss) per share:
Basic earnings (loss) per share	$0.21	$0.01	$(0.39)	$0.39	$0.21
Diluted earnings (loss) per share	0.21	0.01	(0.39)	0.39	0.21

Year Ended December 31, 2011
Interest income	$13,583	$13,640	$13,384	$12,862	$53,469
Interest expense	3,102	2,858	2,580	2,313	10,853

Net interest income	10,481	10,782	10,804	10,549	42,616
Provision for loan losses	1,750	1,883	2,010	5,880	11,523
Noninterest income	2,052	2,178	2,358	2,612	9,200
Noninterest expense	9,378	9,008	8,925	9,534	36,845
Income tax (benefit) expense	451	661	711	(1,232)	591

Net income (loss)	$954	$1,408	$1,516	$(1,021)	$2,857

Preferred stock dividends	370	382	379	382	1,513
Accretion of discount on preferred stock	119	119	119	119	476

Net income (loss) available to common stockholders	$465	$907	$1,018	$(1,522)	$868

Net income (loss) per share:
Basic earnings (loss) per share	$0.10	$0.19	$0.21	$(0.31)	$0.18
Diluted earnings (loss) per share	0.10	0.19	0.21	(0.31)	0.18

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

In December of 2008 and March of 2010, the Company formed Hawthorn Real Estate, LLC, and Real Estate Holdings of Missouri, LLC, respectively (the Real Estate Companies); both are wholly owned subsidiaries of the Company. The consolidated financial statements include the accounts of the Company, Hawthorn Bank (the Bank), and the Real Estate Companies. All significant intercompany accounts and transactions have been eliminated in consolidation.

Loans

Loans

Loans that the Company has the intent and ability to hold for the foreseeable future or maturity are held for investment at their stated unpaid principal balance amount less unearned income and the allowance for loan losses. Income on loans is accrued on a simple-interest basis. Loan origination fees and certain direct costs are deferred and recognized over the life of the loan as an adjustment to yield.

Non-Accrual Loans

Loans are placed on nonaccrual status when management believes that the borrower’s financial condition, after consideration of business conditions and collection efforts, is such that collection of interest is doubtful. Loans that are contractually 90 days past due as to principal and/or interest payments are generally placed on non-accrual, unless they are both well-secured and in the process of collection. Subsequent interest payments received on such loans are applied to principal if doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis. A loan remains on nonaccrual status until the loan is current as to payment of both principal and interest and/or the borrower demonstrates the ability to pay and remain current.

Restructured Loans

A modified or restructured loan is accounted for as a troubled debt restructuring (TDR) for any loans in which concessions are made to the borrower for economic or legal reasons that the Company would not otherwise consider and the borrower is experiencing financial difficulty. Once a loan has been classified as a TDR it remains a TDR for the life of the loan. The Company includes all accruing and non-accruing TDRs in the impaired and non-performing asset totals. TDRs are measured for impairment loss by using fair values of the underlying collateral obtained through independent appraisals and internal evaluations, or by discounting the total expected future cash flows.

Impaired Loans

A loan is considered impaired when it is probable the Company will be unable to collect all amounts due, both principal and interest, according to the contractual terms of the loan agreement. Included in impaired loans are all non-accrual loans and loans whose terms have been modified in a troubled debt restructuring. Impaired loans are individually evaluated for impairment based on fair values of the underlying collateral, obtained through independent appraisals or internal valuations for a collateral dependent loan, or by discounting the total expected future cash flows.

Loans Held for Sale

The Bank originates certain loans which are sold in the secondary market. These long-term, fixed rate loans are typically classified as held for sale upon origination based on management’s intent to sell. In order to manage the risk associated with such activities, the Company upon locking in an interest rate with the borrower enters into an agreement to sell such loans in the secondary market. Loans held for sale are typically sold with servicing rights retained and without recourse except for normal and customary representation and warranty provisions. At December 31, 2012 there were $2,292,000 mortgage loans that were held for sale in comparison to no loans held for sale at December 31, 2011.

Mortgage loan servicing fees earned on loans sold are reported as other noninterest income when the related loan payments are collected net of amortization from mortgage servicing rights. Operational costs to service such loans are charged to expense as incurred.

Allowance/ Provision for Loan Losses

Allowance/ Provision for Loan Losses

The Company maintains an allowance for loan losses to absorb probable loan losses in the Company’s loan portfolio. Loans, or portions of loans, are charged off to the extent deemed uncollectible. Loan charge-offs reduce the allowance for loan losses, and recoveries of loans previously charged off are added back to the allowance. Provisions for loan losses are charged to income and credited to the allowance in an amount necessary to maintain an appropriate allowance given the risks identified in the portfolio. Once the fair value for a collateral dependent loan has been determined, any impaired amount is typically charged off as a confirmed loss unless the loan has other income streams to support repayment. For impaired loans individually evaluated for impairment, which have other income streams to support repayment, a specific reserve is established for the amount determined to be impaired. The allowance for loan losses consists of a specific reserve component for loans that are individually evaluated for impairment and an incurred loss component, or general reserves for loans that are collectively evaluated for impairment based on assigned risk ratings and historical loan loss experience for each loan type. The allowance is based upon management’s estimates of probable losses inherent in the loan portfolio.

In determining the allowance and the related provision for loan losses, the Company establishes valuation allowances based upon probable losses identified during the review of impaired loans. Management follows the guidance provided in FASB’s ASC Topic 310, Accounting by Creditors for Impairment of a Loan, in identifying and measuring loan impairment. If management determines that it is probable that all amounts due on a loan will not be collected under the original terms of the loan agreement, the loan is considered to be impaired. These loans are evaluated individually for impairment, and in conjunction with current economic conditions and loss experience, to determine specific reserves as further discussed below.

Loans not individually evaluated are aggregated based on similar risk characteristics. Historical loss rates for each risk group, which is updated quarterly, are quantified using all recorded loan charge-offs. Management determined that the previous twelve quarters were reflective of the loss characteristics of the Company’s loan portfolio during the recent three year economic environment. These historical loss rates for each risk group are used as the starting point to determine allowance provisions. The Company’s methodology includes factors that allow management to adjust its estimates of losses based on the most recent information available. The rates are then adjusted to reflect actual changes and anticipated changes such as changes in specific allowances on loans and real estate acquired through foreclosure, any gains and losses on final disposition of real estate acquired through foreclosure, changes in national and local economic conditions and developments, including general economic and business conditions affecting the Company’s key lending areas, credit quality trends, specific industry conditions within portfolio segments, bank regulatory examination results, and findings of the internal loan review department. These risk factors are generally reviewed and updated quarterly, as appropriate.

The underlying assumptions, estimates and assessments used by management to determine these components are continually evaluated and updated to reflect management’s current view of overall economic conditions and relevant factors impacting credit quality and inherent losses. Changes in such estimates could significantly impact the allowance and provision for credit losses. The Company could experience credit losses that are different from the current estimates made by management.

Investment in Debt and Equity Securities

Investment in Debt and Equity Securities

At the time of purchase, debt securities are classified into one of two categories: available-for-sale or held-to-maturity. Held-to-maturity securities are those securities that the Company has the positive intent and ability to hold until maturity. All debt securities not classified as held-to-maturity are classified as available-for-sale. The Company’s securities are classified as available-for-sale and are carried at fair value. Changes in fair value, excluding certain losses associated with other-than-temporary impairment, are reported in other comprehensive income (loss), net of taxes, as a component of stockholders’ equity. Securities are periodically evaluated for other-than-temporary impairment in accordance with guidance provided in the FASB ASC Topic 320, Investments –Debt and Equity Securities. For those securities with other-than-temporary impairment, the entire loss in fair value is required to be recognized in current earnings if the Company intends to sell the securities or believes it more likely than not that it will be required to sell the security before the anticipated recovery. If neither condition is met, but the Company does not expect to recover the amortized cost basis, the Company determines whether a credit loss has occurred, which is then recognized in current earnings. The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive income (loss) net of taxes.

Premiums and discounts are amortized using the interest method over the lives of the respective securities, with consideration of historical and estimated prepayment rates for mortgage-backed securities, as an adjustment to yield. Dividend and interest income is recognized when earned. Realized gains and losses for securities classified as available-for-sale are included in earnings based on the specific identification method for determining the cost of securities sold.

Capital Stock of the Federal Home Loan Bank

Capital Stock of the Federal Home Loan Bank

The Bank, as a member of the Federal Home Loan Bank System administered by the Federal Housing Finance Board, is required to maintain an investment in the capital stock of the Federal Home Loan Bank of Des Moines (FHLB) in an amount equal to 12 basis points of the Bank’s year-end total assets plus 4.45% of advances from the FHLB to the Bank. These investments are recorded at cost, which represents redemption value.

Premises and Equipment

Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation. Depreciation applicable to buildings and improvements and furniture and equipment is charged to expense using straight-line and accelerated methods over the estimated useful lives of the assets. Such lives are estimated to be 5 to 40 years for buildings and improvements and 3 to 15 years for furniture and equipment. Maintenance and repairs are charged to expense as incurred.

Intangible Assets

Intangible Assets

On January 1, 2012, the Company opted to measure mortgage servicing rights at fair value as permitted by Accounting Standards Codification (ASC) Topic 860-50 Accounting for Servicing Financial Assets. Consistent with ASC 860-50-35-3d, an entity may make an irrevocable decision to subsequently measure a class of servicing assets and servicing liabilities at fair value at the beginning of any fiscal year. The election of this option resulted in the recognition of a cumulative effect of change in accounting principle of $459,890, net of tax in the amount of $281,868, which was recorded as an increase to beginning retained earnings, as further described in Note 6 to the consolidated financial statements. As such, effective January 1, 2012, the change in the fair value of mortgage servicing rights is recognized in earnings in the period for which the change occurs. The newly adopted accounting principle is preferable in the circumstances because the fair value measurement method will produce financial information and results more directly aligned with the performance of mortgage servicing rights.

Intangible assets that have indefinite useful lives are not amortized, but tested annually for impairment. Intangible assets that have finite useful lives, such as core deposit intangibles and mortgage servicing rights, are amortized over their estimated useful lives. Core deposit intangibles are amortized over periods of 7 to 8 years representing their estimated lives using straight line and accelerated methods. During the years ended December 31, 2011 and 2010, mortgage servicing rights (MSRs) were amortized using straight line over the shorter of 7 years or the life of the loan.

When facts and circumstances indicate potential impairment of amortizable intangible assets, the Company evaluates the recoverability of the carrying value based upon future cash flows expected to result from the use of the underlying asset and its eventual disposition. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying value of the underlying asset, the Company recognizes an impairment loss. The impairment loss recognized represents the amount by which the carrying value of the underlying asset exceeds the fair value of the underlying asset.

Other Real Estate Owned and Repossessed Assets

Other Real Estate Owned and Repossessed Assets

Other real estate owned and repossessed assets consist of loan collateral that has been repossessed through foreclosure. This collateral comprises of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Other real estate owned assets are initially recorded as held for sale at the fair value of the collateral less estimated selling costs. Any adjustment is recorded as a charge-off against the allowance for loan losses. The Company relies on external appraisals and assessment of property values by internal staff. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgment based on experience and expertise of internal specialists. Subsequent to foreclosure, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. The write-downs are recorded as other real estate expense. The Company establishes a valuation allowance related to other real estate owned on an asset-by-asset basis. The valuation allowance is created during the holding period when the fair value less cost to sell is lower than the “cost” of a parcel of other real estate.

Pension Plan

Pension Plan

The Company provides a noncontributory defined benefit pension plan for all full-time employees. The benefits are based on age, years of service and the level of compensation during the employees highest ten years of compensation before retirement. Net periodic costs are recognized as employees render the services necessary to earn the retirement benefits. The Company records annual amounts relating to its pension plan based on calculations that incorporate various actuarial and other assumptions including discount rates, mortality, assumed rates of return, compensation increases and turnover rates. The Company reviews its assumptions on an annual basis and may make modifications to the assumptions based on current rates and trends when it is appropriate to do so. The Company believes that the assumptions utilized in recording its obligations under its plan are reasonable based on its experience and market conditions.

The Company follows authoritative guidance included in the FASB ASC Topic 715, Compensation –Retirement Plans under the subtopic Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans. ASC Topic 715 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its consolidated balance sheet and to recognize changes in the funded status in the year in which the changes occur through comprehensive income. This guidance also requires an employer to measure the funded status of a plan as of the date of its fiscal year-end, with limited exceptions. Additional disclosures are required to provide users with an understanding of how investment allocation decisions are made, major categories of plan assets, and fair value measurement of plan assets as defined in ASC Topic 820, Fair Value Measurements and Disclosures.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset / liability method by recognizing the amount of taxes payable or refundable for the current period and deferred tax assets and liabilities for future tax consequences of events that have been recognized in an entity’s financial statements or tax returns. Judgment is required in addressing the Company’s future tax consequences of events that have been recognized in the consolidated financial statements or tax returns such as realization of the effects of temporary differences, net operating loss carry forwards and changes in tax laws or interpretations thereof. A valuation allowance is established when in the judgment of management, it is more likely than not that such deferred tax assets will not become realizable. In this case, the Company would adjust the recorded value of the deferred tax asset, which would result in a direct charge to income tax expense in the period that the determination was made. Likewise, the Company would reverse the valuation allowance when the realization of the deferred tax asset is more likely than not. In addition, the Company is subject to the continuous examination of its tax returns by the Internal Revenue Service and other taxing authorities. The Company accrues for penalties and interest related to income taxes in income tax expense. At December 31, 2010, total accrued interest was $31,000 and total interest expense recognized for the year ended December 31, 2010 was $24,000. At December 31, 2011, the Company released $28,000 of interest accrued related to the release of $221,000 of uncertain tax provisions, and as of December 31, 2012, the Company had not recognized any tax liabilities or any interest or penalties in income tax expense related to uncertain tax positions.

Trust Department

Trust Department

Property held by the Bank in a fiduciary or agency capacity for customers is not included in the accompanying consolidated balance sheets, since such items are not assets of the Company. Trust department income is recognized on the accrual basis.

Consolidated Statements of Cash Flows

Consolidated Statements of Cash Flows

For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of short-term federal funds sold and securities sold or purchased under agreements to resell, interest earning deposits with banks, cash, and due from banks with original maturities of three months or less.

Stock-Based Compensation

Stock-Based Compensation

The Company’s stock-based employee compensation plan is described in Note 11, Stock Compensation. In accordance with FASB ASC Topic 718, Compensation – Stock Compensation, the Company measures the cost of the stock-based compensation based on the grant-date fair value of the award, recognizing the cost over the requisite service period. The fair value of an award is estimated using the Black-Scholes option-pricing model. The expense recognized is based on an estimation of the number of awards for which the requisite service is expected to be rendered, and is included in salaries and employee benefits in the accompanying consolidated statements of operations. The standard also requires that excess tax benefits related to stock option exercises be reflected as financing cash inflows instead of operating cash inflows.

Treasury Stock

Treasury Stock

The purchase of the Company’s common stock is recorded at cost. Purchases of the stock are made both in the open market and through negotiated private purchases based on market prices. At the date of subsequent reissue, the treasury stock account is reduced by the cost associated with such stock on a first-in-first-out basis.

Comprehensive Income	Comprehensive Income The Company reports comprehensive income (loss) in the consolidated statements of comprehensive income (loss).
Reclassifications	Reclassifications Certain prior year information has been reclassified to conform to the current year presentation.
Repurchase Agreements

Repurchase Agreements In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-03, Reconsideration of Effective Control for Repurchase Agreements, which deals with the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The provisions of ASU No. 2011-03 modify the criteria for determining when repurchase agreements would be accounted for as a secured borrowing rather than as a sale. Currently, an entity that maintains effective control over transferred financial assets must account for the transfer as a secured borrowing rather than as a sale. ASU No. 2011-03 removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee. The FASB believes that contractual rights and obligations determine effective control and that there does not need to be a requirement to assess the ability to exercise those rights. ASU No. 2011-03 does not change the other existing criteria used in the assessment of effective control. The Company adopted the provisions of ASU No. 2011-03 prospectively for transactions or modifications of existing transactions that occurred on or after January 1, 2012. The Company accounted for all of its repurchase agreements as collateralized financing arrangements prior to the adoption of ASU No. 2011-03 and the adoption had no impact on the Company’s consolidated financial statements.

Fair Value Measurements

Fair Value Measurements In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRSs), to substantially converge the guidance in U.S. GAAP and IFRS on fair value measurements and disclosures. The provisions of ASU No. 2011-04 result in a consistent definition of fair value and common requirements for the measurement of and disclosure about fair value between U.S. GAAP and IFRS. The changes to U.S. GAAP as a result of ASU No. 2011-04 are as follows: (1) The concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets (that is, it does not apply to financial assets or any liabilities); (2) U.S. GAAP currently prohibits application of a blockage factor in valuing financial instruments with quoted prices in active markets. ASU No. 2011-04 extends that prohibition to all fair value measurements; (3) An exception is provided to the basic fair value measurement principles for an entity that holds a group of financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk that are managed on the basis of the entity’s net exposure to either of those risks. This exception allows the entity, if certain criteria are met, to measure the fair value of the net asset or liability position in a manner consistent with how market participants would price the net risk position; (4) Aligns the fair value measurement of instruments classified within an entity’s shareholders’ equity with the guidance for liabilities; and (5) Disclosure requirements have been enhanced for Level 3 fair value measurements to disclose quantitative information about unobservable inputs and assumptions used, to describe the valuation processes used by the entity, and to qualitatively describe the sensitivity of fair value measurements to changes in unobservable inputs and the interrelationships between those inputs. In addition, entities must report the level in the fair value hierarchy of items that are not measured at fair value in the statement of condition but whose fair value must be disclosed. The Company adopted the provisions of ASU No. 2011-04 effective January 1, 2012. The fair value measurement provisions of ASU No. 2011-04 had no impact on the Company’s consolidated financial statements. See Notes 11 and 12 to the consolidated financial statements for the enhanced disclosures required by ASU No. 2011-04.

Other Comprehensive Income

Other Comprehensive Income In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which revises the manner in which entities present comprehensive income in their financial statements. The provisions of ASU No. 2011-05 allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. Under either method, entities are required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. ASU No. 2011-05 also eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity but does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 is effective for periods beginning January 1, 2012 and requires retrospective application. ASU No. 2011-05 was effective for the Company’s interim reporting period beginning on or after January 1, 2012. The Company has chosen to present net income and other comprehensive income in two consecutive statements in the accompanying consolidated financial statements.

Stock Dividend

Stock Dividend On July 1, 2012, the Company paid a special stock dividend of four percent to common shareholders of record at the close of business on June 15, 2012. For all periods presented, share information, including basic and diluted earnings per share, has been adjusted retroactively to reflect this change.

Loans and Allowance For Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Summary of loans, by major class within Company's loan portfolio

(in thousands)	2012	2011
Commercial, financial, and agricultural	$130,040	$128,555
Real estate construction—residential	22,177	30,201
Real estate construction—commercial	43,486	47,697
Real estate mortgage—residential	221,223	203,454
Real estate mortgage—commercial	405,092	402,960
Installment and other consumer	24,966	30,063

Total loans	$846,984	$842,930

Summary of the allowance for loan losses

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Un - allocated	Total
Balance at December 31, 2009	$2,773	$348	$1,740	$3,488	$4,693	$380	$1,375	$14,797

Additions:
Provision for loan losses	1,908	2,622	4,133	4,740	2,577	32	(758)	15,254

Deductions:
Loans charged off	1,903	933	4,556	4,534	3,841	422	0	16,189
Less recoveries on loans	(153)	(30)	(22)	(228)	(29)	(241)	0	(703)

Net loans charged off	1,750	903	4,534	4,306	3,812	181	0	15,486

Balance at December 31, 2010	$2,931	$2,067	$1,339	$3,922	$3,458	$231	$617	$14,565

Additions:
Provision for loan losses	837	914	485	1,104	8,593	204	(614)	11,523

Deductions:
Loans charged off	2,157	1,858	512	1,883	6,420	376	0	13,206
Less recoveries on loans	(193)	(65)	(250)	(108)	(103)	(208)	0	(927)

Net loans charged off	1,964	1,793	262	1,775	6,317	168	0	12,279

Balance at December 31, 2011	$1,804	$1,188	$1,562	$3,251	$5,734	$267	$3	$13,809

Additions:
Provision for loan losses	1,732	(523)	126	955	6,318	293	(1)	8,900

Deductions:
Loans charged off	1,760	0	0	977	5,466	586	0	8,789
Less recoveries on loans	(161)	(67)	(23)	(158)	(248)	(265)	0	(922)

Net loans charged off	1,599	(67)	(23)	819	5,218	321	0	7,867

Balance at December 31, 2012	$1,937	$732	$1,711	$3,387	$6,834	$239	$2	$14,842

Allowance for loan losses by impairment methodology

(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Unallocated	Total
December 31, 2012
Allowance for loan losses:
Individually evaluated for impairment	$213	$125	$542	$1,069	$2,071	$0	$0	$4,020
Collectively evaluated for impairment	1,724	607	1,169	2,318	4,763	239	2	10,822

Total	$1,937	$732	$1,711	$3,387	$6,834	$239	$2	$14,842

Loans outstanding:
Individually evaluated for impairment	$4,157	$2,496	$7,762	$5,771	$18,959	$44	$0	$39,189
Collectively evaluated for impairment	125,883	19,681	35,724	215,452	386,133	24,922	0	807,795

Total	$130,040	$22,177	$43,486	$221,223	$405,092	$24,966	$0	$846,984

December 31, 2011
Allowance for loan losses:
Individually evaluated for impairment	$239	$167	$380	$653	$2,309	$0	$0	$3,748
Collectively evaluated for impairment	1,565	1,021	1,182	2,598	3,425	267	3	10,061

Total	$1,804	$1,188	$1,562	$3,251	$5,734	$267	$3	$13,809

Loans outstanding:
Individually evaluated for impairment	$4,428	$1,147	$7,867	$6,569	$33,440	$0	$0	$53,451
Collectively evaluated for impairment	124,127	29,054	39,830	196,885	369,520	30,063	0	789,479

Total	$128,555	$30,201	$47,697	$203,454	$402,960	$30,063	$0	$842,930

Categories of impaired loans

(in thousands)	2012	2011
Non-accrual loans	$31,081	$46,403
Troubled debt restructurings continuing to accrue interest	8,282	7,217

Total impaired loans	$39,363	$53,620

Additional information about impaired loans

(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance
At December 31, 2012
With no related allowance recorded:
Commercial, financial and agricultural	$3,272	$4,009	$0
Real estate—construction residential	2,307	2,339	0
Real estate—construction commercial	1,879	2,102	0
Real estate—residential	1,939	2,393	0
Real estate—commercial	5,162	5,565	0
Consumer	174	186	0

Total	$14,733	$16,594	$0

With an allowance recorded:
Commercial, financial and agricultural	$885	$898	$213
Real estate—construction residential	189	189	125
Real estate—construction commercial	5,883	6,011	542
Real estate—residential	3,832	3,999	1,069
Real estate—commercial	13,797	14,167	2,071
Consumer	44	44	0

Total	$24,630	$25,308	$4,020

Total impaired loans	$39,363	$41,902	$4,020

At December 31, 2011
With no related allowance recorded:
Commercial, financial and agricultural	$3,546	$3,625	$0
Real estate—construction residential	584	788	0
Real estate—construction commercial	1,459	1,756	0
Real estate—residential	2,315	2,654	0
Real estate—commercial	15,151	21,190	0
Consumer	168	177	0

Total	$23,223	$30,190	$0

With an allowance recorded:
Commercial, financial and agricultural	$882	$904	$239
Real estate—construction residential	563	563	167
Real estate—construction commercial	6,409	6,448	380
Real estate—residential	4,254	4,265	653
Real estate—commercial	18,289	18,780	2,309

Total	$30,397	$30,960	$3,748

Total impaired loans	$53,620	$61,150	$3,748

Average recorded investment and interest income recognized on impaired loans

	2012		2011
(in thousands)	Average Recorded Investment	Interest Recognized For the Period Ended	Average Recorded Investment	Interest Recognized For the Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$4,157	$93	$3,510	$52
Real estate—construction residential	1,137	7	1,273	0
Real estate—construction commercial	1,692	0	3,568	0
Real estate—residential	3,169	50	3,596	26
Real estate—commercial	12,198	124	18,270	73
Consumer	170	1	190	4

Total	$22,523	$275	$30,407	$155

With an allowance recorded:
Commercial, financial and agricultural	$776	$29	$655	$17
Real estate—construction residential	189	0	47	0
Real estate—construction commercial	6,087	0	5,805	0
Real estate—residential	2,604	11	3,203	113
Real estate—commercial	11,271	99	12,724	0
Consumer	2	0	0	0

Total	$20,929	$139	$22,434	$130

Total impaired loans	$43,452	$414	$52,841	$285

Aging information of past due and non-accrual loans

(in thousands)	Current or Less Than 30 Days Past Due	30-89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total
December 31, 2012
Commercial, Financial, and Agricultural	$126,884	$1,821	$0	$1,335	$130,040
Real Estate Construction—Residential	19,390	290	0	2,497	22,177
Real Estate Construction—Commercial	35,117	607	0	7,762	43,486
Real Estate Mortgage—Residential	213,694	2,199	0	5,330	221,223
Real Estate Mortgage—Commercial	390,032	1,122	0	13,938	405,092
Installment and Other Consumer	24,221	520	6	219	24,966

Total	$809,338	$6,559	$6	$31,081	$846,984

December 31, 2011
Commercial, Financial, and Agricultural	$126,244	$243	$0	$2,068	$128,555
Real Estate Construction—Residential	29,054	0	0	1,147	30,201
Real Estate Construction—Commercial	39,822	0	8	7,867	47,697
Real Estate Mortgage—Residential	195,779	3,513	9	4,153	203,454
Real Estate Mortgage—Commercial	371,000	924	36	31,000	402,960
Installment and Other Consumer	29,282	612	1	168	30,063

Total	$791,181	$5,292	$54	$46,403	$842,930

Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Total
At December 31, 2012
Watch	$14,814	$4,580	$6,459	$26,063	$29,753	$672	$82,341
Substandard	6,485	396	2,035	5,472	11,027	423	25,838
Non-accrual	1,335	2,497	7,762	5,330	13,938	219	31,081

Total	$22,634	$7,473	$16,256	$36,865	$54,718	$1,314	$139,260

At December 31, 2011
Watch	$22,206	$9,644	$9,338	$13,231	$24,392	$557	$79,368
Substandard	4,142	842	1,189	4,269	8,004	444	18,890
Non-accrual	2,068	1,147	7,867	4,153	31,000	168	46,403

Total	$28,416	$11,633	$18,394	$21,653	$63,396	$1,169	$144,661

Loans that were modified as TDRs

	2012			2011
	Recorded Investment (1)			Recorded Investment (1)
(in thousands)	Number of Contracts	Pre - Modification	Post - Modification	Number of Contracts	Pre - Modification	Post - Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	4	$637	$613	9	$3,500	$3,486
Real estate construction—commercial	1	43	41	8	6,616	6,227
Real estate mortgage—residential	5	657	657	7	1,157	1,010
Real estate mortgage—commercial	2	645	644	9	9,553	9,215
Consumer	2	44	44	0	0	0

Total	14	$2,026	$1,999	33	$20,826	$19,938

(1)	The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off or foreclosed upon during the period ended are not reported.

The Company’s portfolio of loans classified as TDRs include concessions such as interest rates below the current market rate, deferring principal payments, and extending maturity dates. Once a loan becomes a TDR, it will continue to be reported as a TDR until it is ultimately repaid in full, charged-off, or the collateral for the loan is foreclosed and sold. The Company considers a loan in TDR status in default when the borrower’s payment according to the modified terms is at least 90 days past due or has defaulted due to expiration of the loan’s maturity date. During the year ended December 31, 2012, fourteen loans meeting the TDR criteria were modified. There was one loan modified as a TDR that defaulted during the year ended December 31, 2012, and within twelve months of their modification date. No loans modified as a TDR during the year ended December 31, 2011 defaulted.

Executive Officers and Directors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Summary of the allowance for loan losses

(in thousands)
Balance at December 31, 2011	$3,161
New loans	9,791
Amounts collected	(1,937)

Balance at December 31, 2012	$11,015

Real Estate and Other Assets Acquired in Settlement of Loans (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate and Other Assets Acquired in Settlement of Loans [Abstract]
Summary of real estate and other assets acquired in settlement of loans

(in thousands)	2012	2011
Commercial	$329	$17
Real estate construction—residential	112	307
Real estate construction—commercial	13,392	13,650
Real estate mortgage—residential	1,227	2,121
Real estate mortgage—commercial	14,201	6,623
Repossessed assets	468	279

Total	$29,729	$22,997
Less valuation allowance for other real estate owned	(6,137)	(6,977)

Total other real estate owned and repossessed assets	$23,592	$16,020

Schedule of real estate acquired in settlement of loans

Balance at December 31, 2010	$20,168
Additions	10,903
Proceeds from sales	(7,435)
Charge-offs against the valuation allowance for other real estate owned	(433)
Net gain on sales	(206)

Balance at December 31, 2011	$22,997

Additions	16,869
Proceeds from sales	(8,571)
Charge-offs against the valuation allowance for other real estate owned, net	(1,883)
Net gain on sales	317

Total other real estate owned and repossessed assets	$29,729
Less valuation allowance for other real estate owned	(6,137)

Balance at December 31, 2012	$23,592

Summary of activity in valuation allowance for other real estate owned in settlement of loans

(in thousands)	2012	2011	2010
Balance, beginning of year	$6,977	$6,158	$0
Provision for other real estate owned	713	1,252	6,158
Charge-offs	(1,553)	(433)	0

Balance, end of year	$6,137	$6,977	$6,158

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Summary of investment securities

(in thousands)	2012	2011
U.S. Treasury	$2,030	$2,054
Government sponsored enterprises	55,180	70,314
Asset-backed securities	107,872	107,329
Obligations of states and political subdivisions	35,164	34,109

Total available for sale securities	$200,246	$213,806

The amortized cost and fair value of debt securities

(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
U.S. Treasury	$2,000	$30	$0	$2,030
Government sponsored enterprises	54,327	853	0	55,180
Asset-backed securities	104,607	3,276	11	107,872
Obligations of states and political subdivisions	33,959	1,222	17	35,164

Total available for sale securities	$194,893	$5,381	$28	$200,246

Weighted average yield at end of period	2.54%
December 31, 2011
U.S. Treasury	$2,000	$54	$0	$2,054
Government sponsored enterprises	69,703	629	18	70,314
Asset-backed securities	103,806	3,547	24	107,329
Obligations of states and political subdivisions	32,716	1,394	1	34,109

Total available for sale securities	$208,225	$5,624	$43	$213,806

Weighted average yield at end of period	2.89%

Contractual maturity of amortized cost and fair value of debt securities

	Amortized	Fair
(in thousands)	cost	value
Due in one year or less	$3,919	$3,951
Due after one year through five years	63,985	65,154
Due after five years through ten years	20,478	21,340
Due after ten years	1,904	1,929

Total	90,286	92,374
Asset-backed securities	104,607	107,872

Total available for sale securities	$194,893	$200,246

Gross unrealized losses on debt securities and the fair value of the related securities

	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	Value	Losses	Value	Losses	Value	Losses
At December 31, 2012
Government sponsored enterprises	$1,044	$0	$0	$0	$1,044	$0
Asset-backed securities	4,729	(11)	0	0	4,729	(11)
Obligations of states and political subdivisions	2,114	(17)	150	0	2,264	(17)

Total	$7,887	$(28)	$150	$0	$8,037	$(28)

(in thousands)
At December 31, 2011
Government sponsored enterprises	$13,250	$(18)	$0	$0	$13,250	$(18)
Asset-backed securities	4,591	(24)	0	0	4,591	(24)
Obligations of states and political subdivisions	229	(1)	150	0	379	(1)

Total	$18,070	$(43)	$150	$0	$18,220	$(43)

Available for sale securities proceeds and gross realized gain loss net

(in thousands)	2012	2011	2010
Proceeds from sales of available for sales securities	$790	$0	$0

Gains realized on sales	26	0	0
Losses realized on sales	0	0	0
Other-than-temporary impairment recognized	0	0	0

Investment securities gains	$26	$0	$0

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Summary of premises and equipment

(in thousands)	2012	2011
Land and land improvements	$10,073	$10,121
Buildings and improvements	34,174	33,652
Furniture and equipment	12,250	12,013
Construction in progress	155	277

Total	56,594	56,063
Less accumulated depreciation	19,631	18,110

Premises and equipment, net	$37,021	$37,953

Depreciation expense

(in thousands)	2012	2011	2010
Depreciation expense	$1,858	$1,940	$1,964

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Summary of amortizable intangible assets

	2012			2011
	Gross			Gross
	Carrying	Accumulated	Net	Carrying	Accumulated	Net
(in thousands)	Amount	Amortization	Amount	Amount	Amortization	Amount
Core deposit intangible	$4,795	$(4,660)	$135	$4,795	$(4,252)	$543

Estimated future amortization expense

(in thousands)	Core Deposit Intangible Asset
2013	$135
2014	0
2015	0
2016	0
2017	0

Changes in the net carrying amount of core deposit intangible assets

(in thousands)	2012	2011	2010
Balance at beginning of year	$543	$978	$1,504

Additions	0	0	0
Amortization	(408)	(435)	(526)

Balance at end of year	$135	$543	$978

Changes in mortgage servicing rights

(in thousands)	2012	2011	2010
Balance at beginning of year	$2,308	$2,356	$2,021

Re-measurement to fair value upon election to measure servicing rights at fair value	742	0	0
Originated mortgage servicing rights	830	760	1,169
Changes in fair value:
Due to change in model inputs and assumptions (1)	122	0	0
Other changes in fair value (2)	(1,453)	0	0
Amortization	0	(808)	(834)

Balance at end of year	$2,549	$2,308	$2,356

(1)	The change in fair value resulting from changes in valuation inputs or assumptions used in the valuation model reflects the change in discount rates and prepayment speed assumptions primarily due to changes in interest rates.
(2)	Other changes in fair value reflect changes due to customer payments and passage of time. This also includes a one time adjustment of a $538,000 correction of an immaterial prior period error due to changing from the straight-line amortization method to an accelerated amortization method of accounting for amortizing MSRs in prior years. If the aforementioned was corrected as of December 31, 2011, the balance at the beginning of the period would have been $1,770,000.

Assumptions used in estimating the fair value of mortgage service rights

	2012	2011
Weighted-Average Constant Prepayment Rate	18.60%	20.86%
Weighted-Average Note Rate	4.22%	4.64%
Weighted-Average Discount Rate	7.99%	7.99%
Weighted-Average Contractual Life (in years)	20.00	23.00

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits and Capital Requirements [Abstract]
Summary of maturities and time deposits

(in thousands)	2012	2011
Due within:
One year	$280,477	$266,516
Two years	65,220	93,209
Three years	23,482	34,730
Four years	11,984	8,811
Five years	12,139	11,172
Thereafter	0	0

Total	$393,302	$414,438

Maturity period of certificates and other time deposit in denominations of $100,000 or more

(in thousands)	2012	2011
Due within:
Three months or less	$37,166	$52,274
Over three months through six months	18,690	16,017
Over six months through twelve months	33,265	32,291
Over twelve months	31,656	38,922

Total	$120,777	$139,504

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase (Repurchase Agreements)

(in thousands)	Year End Weighted Rate	Average Weighted Rate	Average Balance Outstanding	Maximum Outstanding at any Month End	Balance at December 31,
2012
Federal funds purchased	0.0%	0.6%	$412	$345	$0
Short-term repurchase agreements	0.1	0.1	22,867	24,734	21,058

Total					$21,058

2011
Federal funds purchased	0.0%	0.3%	$2	$0	$0
Short-term repurchase agreements	0.1	0.2	27,634	30,227	24,516

Total					$24,516

Subordinated Notes and Other Borrowings

		2012			2011
(in thousands)	Borrower	Maturity Date	Year End Balance	Year End Weighted Rate	Year End Balance	Year End Weighted Rate
FHLB advances	The Bank	2013	$10,126	1.5%	$8,284	1.6%
		2014	0	na	10,126	1.5%
		2015	0	na	0	na
		2016	0	na	0	na
		2017-18	10,000	2.5%	10,000	2.5%

Total Bank			$20,126		$28,410

Subordinated notes	The Company	2034	$25,774	3.0%	$25,774	3.3%
		2035	23,712	2.1%	23,712	2.4%

Total Company			$49,486		$49,486

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Composition of income tax expense (benefit)

(in thousands)	2012	2011	2010
Current:
Federal	$651	$374	$(837)
State	156	(214)	80

Total current	807	160	(757)

Deferred:
Federal	(197)	386	(2,091)
State	(64)	45	(239)

Total deferred	(261)	431	(2,330)

Total income tax expense (benefit)	$546	$591	$(3,087)

Applicable income tax (benefit) expense for financial reporting purposes

	2012		2011		2010
(in thousands)	Amount	%	Amount	%	Amount	%
Income (loss) before provision for income tax expense (benefit)	$3,368		$3,448		$(6,639)

Tax at statutory Federal income tax rate	$1,145	34.00%	$1,172	34.00%	$(2,257)	34.00%
Tax-exempt income	(380)	(11.27)	(404)	(11.72)	(445)	6.70
State income tax, net of Federal tax benefit	61	1.81	(111)	(3.23)	(105)	1.58
Release of prior year over accrual	(371)	(11.01)	0	0.00	0	0.00
Other, net	91	2.70	(66)	(1.91)	(280)	4.22

Provision for income tax expense (benefit)	$546	16.23%	$591	17.14%	$(3,087)	46.50%

Components of deferred tax assets and deferred tax liabilities

(in thousands)	2012	2011
Deferred tax assets:
Allowance for loan losses	$5,640	$5,248
Impairment of other real estate owned	2,774	2,734
Goodwill	2,483	2,831
Deferred taxes on pension	997	1,380
Nonaccrual loan interest	940	1,033
Core deposit intangible	904	883
Pension	450	276
Deferred compensation	36	27
Other	449	549

Total deferred tax assets	$14,673	$14,961

Deferred tax liabilities:
Available-for-sale securities	$2,088	$2,177
Premises and equipment	958	960
Mortgage servicing rights	908	791
Assets held for sale	110	109
FHLB stock dividend	100	100
Other	1	2

Total deferred tax liabilities	4,165	4,139

Net deferred tax asset	$10,508	$10,822

Reconciliation of the beginning and ending amount of the unrecognized tax benefits

	2012	2011	2010
Unrecognized tax benefits as of January 1,	$0	$340,351	$562,076
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during prior years	0	0	0
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during year	0	0	0
The amount of decreases in unrecognized tax benefits relating to settlements with taxing authorities	0	0	0
Reductions to unrecognized benefits as a result of a lapse of the applicable statute of limitations	0	(340,351)	(221,725)

Unrecognized tax benefits as of December 31,	$0	$0	$340,351

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Summary of employee benefits charged to operating expenses

(in thousands)	2012	2011	2010
Payroll taxes	$1,127	$1,098	$1,105
Medical plans	1,772	1,676	1,545
401k match	298	291	319
Pension plan	1,224	907	864
Profit-sharing	58	0	0
Other	318	250	162

Total employee benefits	$4,797	$4,222	$3,995

Obligations and Funded Status

(in thousands)	2012	2011
Change in projected benefit obligation:
Balance, January 1	$14,217	$10,655
Service cost	1,168	931
Interest cost	667	604
Actuarial (gain) loss	(458)	2,240
Benefits paid	(252)	(213)

Balance, December 31	$15,342	$14,217

Change in plan assets:
Fair value, January 1	$10,034	$9,296
Actual gain (loss) return on plan assets	1,193	(54)
Employer contribution	766	1,005
Expenses paid	(34)	0
Benefits paid	(252)	(213)

Fair value, December 31	$11,707	$10,034

Funded status at end of year	$(3,635)	$(4,183)

Accumulated benefit obligation	$12,564	$10,762

Components of net pension cost

(in thousands)	2012	2011	2010
Service cost—benefits earned during the year	$1,168	$931	$844
Interest costs on projected benefit obligations	668	604	556
Expected return on plan assets	(776)	(706)	(614)
Expected administrative expenses	40	0	0
Amortization of prior service cost	78	78	78
Amortization of unrecognized net loss	46	0	0

Net periodic pension expense	$1,224	$907	$864

Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss)

(in thousands)	2012	2011
Prior service costs	$(600)	$(679)
Net accumulated actuarial net loss	(1,849)	(2,777)

Accumulated other comprehensive loss	(2,449)	(3,456)
Net periodic benefit cost in excess of cumulative employer contributions	(1,185)	(727)

Net amount recognized at December 31, balance sheet	$(3,634)	$(4,183)

Net gain (loss) arising during period	$881	$(3,001)
Prior service cost amortization	79	79
Amortization of net actuarial loss	46	0

Total recognized in other comprehensive income (loss)	$1,006	$(2,922)

Total recognized in net periodic pension cost and other comprehensive income (loss)	$218	$3,829

Assumptions utilized to determine benefit obligations and determination of Pension expense

	2012	2011	2010
Determination of benefit obligation at year end:
Discount rate	4.25%	4.75%	5.75%
Annual rate of compensation increase	3.61%	4.50%	4.50%

Determination of pension expense for year ended:
Discount rate for the service cost	4.75%	5.75%	5.75%
Annual rate of compensation increase	3.61%	4.50%	4.50%
Expected long-term rate of return on plan assets	7.00%	7.00%	7.00%

Fair value of the pension plan assets by asset category

	Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Cash equivalents	$485	$485	$0	$0
Equity securities:
U.S. large-cap (a)	4,335	4,335	0	0
U.S. mid-cap (b)	575	575	0	0
U.S. small-cap (c)	635	635	0	0
International (d)	1,670	1,670	0	0
Real estate (e)	395	395	0	0
Commodities (f)	370	370	0	0
Fixed income securities:
U.S. gov’t agency obligations (g)	2,726	0	2,726	0
Corporate investment grade (g)	416	0	416	0
Corporate non-investment grade (g)	100	0	100	0

Total	$11,707	$8,465	$3,242	$0

December 31, 2011
Cash equivalents	$1,791	$1,791	$0	$0
Equity securities:
U.S. large-cap (a)	3,821	3,821	0	0
U.S. mid-cap (b)	502	502	0	0
U.S. small-cap (c)	595	595	0	0
International (d)	1,278	1,278	0	0
Real estate (e)	203	203	0	0
Commodities (f)	198	198	0	0
Fixed income securities:
U.S. gov’t agency obligations (g)	841	0	841	0
Corporate investment grade (g)	653	0	653	0
Corporate non-investment grade (g)	152	0	152	0

Total	$10,034	$8,388	$1,646	$0

(a)	This category comprises of low-cost equity index funds not actively managed that track the S&P 500.
(b)	This category comprises of low-cost equity index funds not actively managed that track the MSCI U.S. mid-cap 450.
(c)	This is comprises of actively managed mutual funds.
(d)	37% of this category is comprised of low-cost equity index funds not actively managed that track the MSCI EAFE.
(e)	This category comprises of low-cost real estate index exchange traded funds.
(f)	This category comprises of exchange traded funds investing in agricultural and energy commodities.
(g)	This category comprises of individual bonds.

Future benefit payments expected to be paid

Year	Pension benefits
(in thousands)
2013	$336
2014	428
2015	452
2016	462
2017	561
2018 to 2022	3,712

Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Compensation [Abstract]
Summary of Company 's stock option activity

				Weighted average
	Number of shares			exercise price
	December 31			December 31
	2012	2011	2010	2012	2011	2010
Outstanding, beginning of year	270,634	270,835	310,263	$23.51	$23.50	$22.29
Granted	0	0	0	0.00	0.00	0.00
Exercised	0	0	0	0.00	0.00	0.00
Forfeited	0	0	0	0.00	0.00	0.00
Expired	(55,291)	(201)	(39,428)	18.92	17.96	13.96

Outstanding, end of year	215,343	270,634	270,835	$24.68	$23.51	$23.50

Exercisable, end of year	197,713	242,970	226,100	$24.76	$23.59	$23.58

Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per Share [Abstract]
Earning per share - basic and diluted

	2012	2011	2010
Basic earnings (loss) per common share:
Net income (loss)	$2,821,969	$2,857,270	$(3,551,740)
Less:
Preferred stock dividends	1,124,417	1,512,750	1,512,750
Accretion of discount on preferred stock	659,244	476,474	476,474

Net income (loss) available to common shareholders	$1,038,308	$868,046	$(5,540,964)

Basic earnings (loss) per share	$0.21	$0.18	$(1.15)

Diluted earnings (loss) per common share:
Net income (loss)	$2,821,969	$2,857,270	$(3,551,740)
Less:
Preferred stock dividends	1,124,417	1,512,750	1,512,750
Accretion of discount on preferred stock	659,244	476,474	476,474

Net income (loss) available to common shareholders	$1,038,308	$868,046	$(5,540,964)

Average shares outstanding	4,839,114	4,839,114	4,839,114
Effect of dilutive stock options	0	0	0

Average shares outstanding including dilutive stock options	4,839,114	4,839,114	4,839,114

Diluted earnings (loss) per share	$0.21	$0.18	$(1.15)

Summary of anti-dilutive shares

	2012	2011	2010
Anti-dilutive shares—option shares	215,343	270,634	270,835
Anti-dilutive shares—warrant shares	287,133	287,133	287,133

Total anti-dilutive shares	502,476	557,767	557,968

Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Deposits and Capital Requirements [Abstract]
The actual and required capital amounts and ratios for the Company and the Bank

			Minimum		Well-Capitalized
	Actual		Capital Requirements		Capital Requirements
(in thousands)	Amount	Ratio	Amount	Ratio	Amount		Ratio
December 31, 2012
Total capital (to risk-weighted assets):
Company	$148,889	16.83%	$70,759	8.00%		N.A.	N.A.	%
Bank	131,126	15.12	69,375	8.00		$86,715	10.00

Tier I capital (to risk-weighted assets):
Company	$120,138	13.58%	$35,380	4.00%		N.A.	N.A.	%
Bank	120,243	13.87	34,686	4.00		$52,029	6.00

Tier I capital (to adjusted average assets):
Company	$120,138	10.37%	$34,762	3.00%	$	N.A.	N.A.	%
Bank	120,243	10.60	34,037	3.00		56,729	5.00

(in thousands)
December 31, 2011
Total capital (to risk-weighted assets):
Company	$159,768	18.03%	$70,905	8.00%	$	N.A.	N.A.	%
Bank	130,398	15.00	69,567	8.00		86,959	10.00

Tier I capital (to risk-weighted assets):
Company	$134,391	15.16%	$35,453	4.00%	$	N.A.	N.A.	%
Bank	119,498	13.74	34,784	4.00		52,175	6.00

Tier I capital (to adjusted average assets):
Company	$134,391	11.52%	$34,993	3.00%	$	N.A.	N.A.	%
Bank	119,498	10.45	34,309	3.00		57,181	5.00

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Assets measured at fair value on a recurring basis

		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Assets:
U.S. treasury	$2,030	$2,030	$0	$0
Government sponsored enterprises	55,180	0	55,180	0
Asset-backed securities	107,872	0	107,872	0
Obligations of states and political subdivisions	35,164	0	35,164	0
Mortgage servicing rights	2,549	0	0	2,549

Total	$202,795	$2,030	$198,216	$2,549

December 31, 2011
Assets:
U.S. treasury	$2,054	$2,054	$0	$0
Government sponsored enterprises	70,314	0	70,314	0
Asset-backed securities	107,329	0	107,329	0
Obligations of states and political subdivisions	34,109	0	34,109	0

Total	$213,806	$2,054	$211,752	$0

Summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis

(in thousands)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Mortgage Servicing Rights
Balance at December 31, 2011	$0
Transfer into level 3	3,050
Total gains or losses (realized/unrealized):
Included in earnings	(1,331)
Included in other comprehensive income	0
Purchases	0
Sales	0
Issues	830
Settlements	0

Balance at December 31, 2012	$2,549

Quantitative Information about Level 3 Fair Value Measurements

	Quantitative Information about Level 3 Fair Value Measurements
	Valuation Technique	Unobservable Inputs	Input Value
			2012	2011
Mortgage servicing rights	Discounted cash flows	Weighted average constant prepayment rate	18.60%	20.86%
		Weighted average discount rate	7.99%	7.99%

Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis

	Fair Value Measurements Using
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)*
December 31, 2012
Assets:
Impaired loans:
Commercial, financial, & agricultural	$672	$0	$0	$672	$(1,659)
Real estate construction—residential	64	0	0	64	0
Real estate construction—commercial	5,341	0	0	5,341	0
Real estate mortgage—residential	2,763	0	0	2,763	(839)
Real estate mortgage—commercial	11,726	0	0	11,726	(2,716)
Consumer	44	0	0	44	0

Total	$20,610	$0	$0	$20,610	$(5,214)

Other real estate owned and repossessed assets	$23,592	$0	$0	$23,592	$(4,378)

December 31, 2011
Assets:
Impaired loans:
Commercial, financial, & agricultural	$643	$0	$0	$643	$(2,136)
Real estate construction—residential	396	0	0	396	(1,557)
Real estate construction—commercial	6,029	0	0	6,029	(279)
Real estate mortgage—residential	3,601	0	0	3,601	(1,509)
Real estate mortgage—commercial	15,980	0	0	15,980	(5,842)

Total	$26,649	$0	$0	$26,649	$(11,323)

Other real estate owned and repossessed assets	$16,020	$0	$0	$16,020	$(2,112)

*	Total gains (losses) reported for other real estate owned and repossessed assets includes charge offs, valuation write downs, and net losses taken during the periods reported.

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Summary of the carrying amounts and fair values of financial instruments

			December 31, 2012 Fair Value Measurements
	December 31, 2012		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Loans	$832,142	$834,824	$0	$0	$834,824
Investment securities	200,246	200,246	2,030	198,216	0
FHLB stock	2,278	2,278	0	2,278	0
Cash and due from banks	58,877	58,877	58,877	0	0
Mortgage servicing rights	2,549	2,549	0	0	2,549
Cash surrender value—life insurance	2,136	2,136		2,136	0
Accrued interest receivable	5,190	5,190	5,190	0	0

	$1,103,418	$1,106,100	$66,097	$202,630	$837,373

Liabilities:
Deposits:
Demand	$192,271	$192,271	$192,271	$0	$0
NOW	178,121	178,121	178,121	0	0
Savings	69,997	69,997	69,997	0	0
Money market	157,584	157,584	157,584	0	0
Time	393,302	397,986	0	0	397,986
Federal funds purchased and securities sold under agreements to repurchase	21,058	21,058	21,058	0	0
Subordinated notes	49,486	13,154	0	13,154	0
Federal Home Loan Bank advances	20,126	20,651	0	20,651	0
Accrued interest payable	909	909	909	0	0

	$1,082,854	$1,051,731	$619,940	$33,805	$397,986

			December 31, 2011
			Fair Value Measurements
	December 31, 2011		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Loans	$829,121	$830,077	$0	$0	$830,077
Investment securities	213,806	213,806	2,054	211,752	0
FHLB stock	2,738	2,738	0	2,738	0
Federal fund sold and securities purchased under agreements to resell	75	75	75	0	0
Cash and due from banks	43,135	43,135	43,135	0	0
Mortgage servicing rights	2,308	2,512	0	0	2,512
Cash surrender value—life insurance	2,064	2,064		2,064	0
Accrued interest receivable	5,341	5,341	5,341	0	0

	$1,098,588	$1,099,748	$50,605	$216,554	$832,589

Liabilities:
Deposits:
Demand	$159,187	$159,187	$159,187	$0	$0
NOW	169,452	169,452	169,452	0	0
Savings	62,075	62,075	62,075	0	0
Money market	153,072	153,072	153,072	0	0
Time	414,438	421,687	0	0	421,687
Federal funds purchased and securities sold under agreements to repurchase	24,516	24,516	24,516	0	0
Subordinated notes	49,486	22,082	0	22,082	0
Federal Home Loan Bank advances	28,410	29,525	0	29,525	0
Accrued interest payable	1,054	1,054	1,054	0	0

	$1,061,690	$1,042,650	$569,356	$51,607	$421,687

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Contractual amount of off-balance-sheet financial instruments

(in thousands)	2012	2011
Commitments to extend credit	$118,412	$117,171
Standby letters of credit	2,995	2,992

Condensed Financial Information of the Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of the Parent Company Only [Abstract]
Condensed Balance Sheets

	December 31,
(in thousands)	2012	2011
Assets
Cash and due from bank subsidiaries	$1,863	$13,282
Investment in equity securities	1,486	1,486
Investment in subsidiaries	139,849	140,361
Premises and equipment	1	1
Deferred tax asset	1,424	1,611
Other assets	1,022	10

Total assets	$145,645	$156,751

Liabilities and Stockholders’ Equity
Subordinated notes	$49,486	$49,486
Other liabilities	3,939	4,689
Stockholders’ equity	92,220	102,576

Total liabilities and stockholders’ equity	$145,645	$156,751

Condensed Statements of Operations

	For the Years Ended December 31,
	2012	2011	2010
Income
Interest and dividends received from subsidiaries	$4,596	$5,192	$4,405

Total income	4,596	5,192	4,405

Expenses
Interest on subordinated notes	1,381	1,301	1,526
Other	2,889	2,605	2,904

Total expenses	4,270	3,906	4,430

Income (loss) before income tax benefit and equity in undistributed income of subsidiaries	326	1,285	(25)
Income tax benefit	2,257	1,368	1,450
Equity in undistributed income (loss) of subsidiaries	239	204	(4,977)

Net income (loss)	$2,822	$2,857	$(3,552)

Condensed Statements of Cash Flows

(in thousands)	2012	2011	2010
Cash flows from operating activities:
Net income (loss)	$2,822	$2,857	$(3,552)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	1	2	3
Equity in undistributed (income) losses of subsidiaries	(239)	(204)	4,977
Stock based compensation expense	29	58	87
(Increase) decrease in deferred tax asset	(148)	(274)	(38)
Other, net	(813)	(89)	382

Net cash provided by operating activities	1,652	2,350	1,859

Cash flows from investing activities:
Investment in subsidiary	1,072	900	(1,250)

Net cash provided by (used in) investing activities	1,072	900	(1,250)

Cash flows from financing activities:
Redemption of 12,000 shares of preferred stock	(12,000)	0	0
Cash dividends paid—preferred stock	(1,203)	(1,513)	(1,513)
Cash dividends paid—common stock	(940)	(904)	(1,385)

Net cash used in financing activities	(14,143)	(2,417)	(2,898)

Net (decrease) increase in cash and due from banks	(11,419)	833	(2,289)
Cash and due from banks at beginning of year	13,282	12,449	14,738

Cash and due from banks at end of year	$1,863	$13,282	$12,449

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information (Unaudited)

(In thousands except per share data)	First quarter	Second quarter	Third quarter	Fourth quarter	Year to Date
Year Ended December 31, 2012
Interest income	$12,646	$12,297	$12,151	$12,020	$49,114
Interest expense	1,831	2,125	2,029	1,920	7,905

Net interest income	10,815	10,172	10,122	10,100	41,209
Provision for loan losses	1,700	1,500	4,700	1,000	8,900
Noninterest income	1,970	2,443	2,680	2,633	9,726
Noninterest expense	9,480	10,098	10,378	8,711	38,667
Income tax (benefit) expense	154	277	(704)	819	546

Net income (loss)	$1,451	$740	$(1,572)	$2,203	$2,822

Preferred stock dividends	370	296	228	231	1,125
Accretion of discount on preferred stock	119	396	72	72	659

Net income (loss) available to common stockholders	$962	$48	$(1,872)	$1,900	$1,038

Net income (loss) per share:
Basic earnings (loss) per share	$0.21	$0.01	$(0.39)	$0.39	$0.21
Diluted earnings (loss) per share	0.21	0.01	(0.39)	0.39	0.21

Year Ended December 31, 2011
Interest income	$13,583	$13,640	$13,384	$12,862	$53,469
Interest expense	3,102	2,858	2,580	2,313	10,853

Net interest income	10,481	10,782	10,804	10,549	42,616
Provision for loan losses	1,750	1,883	2,010	5,880	11,523
Noninterest income	2,052	2,178	2,358	2,612	9,200
Noninterest expense	9,378	9,008	8,925	9,534	36,845
Income tax (benefit) expense	451	661	711	(1,232)	591

Net income (loss)	$954	$1,408	$1,516	$(1,021)	$2,857

Preferred stock dividends	370	382	379	382	1,513
Accretion of discount on preferred stock	119	119	119	119	476

Net income (loss) available to common stockholders	$465	$907	$1,018	$(1,522)	$868

Net income (loss) per share:
Basic earnings (loss) per share	$0.10	$0.19	$0.21	$(0.31)	$0.18
Diluted earnings (loss) per share	0.10	0.19	0.21	(0.31)	0.18

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 Quarters	Dec. 31, 2010	Jul. 02, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2011 Mortgage servicing rights [Member]	Dec. 31, 2010 Mortgage servicing rights [Member]	Dec. 31, 2012 Maximum [Member] Core deposit [Member]	Dec. 31, 2012 Maximum [Member] Buildings and improvements [Member]	Dec. 31, 2012 Maximum [Member] Furniture and equipment [Member]	Dec. 31, 2012 Minimum [Member] Core deposit [Member]	Dec. 31, 2012 Minimum [Member] Buildings and improvements [Member]	Dec. 31, 2012 Minimum [Member] Furniture and equipment [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated lives for premises and equipment									40 years	15 years		5 years	3 years
Estimated lives using straight line Method of amortized Intangibles						7 years	7 years	8 years			7 years
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Fair Value of Option resulted in cumulative effect	$ 459,890
Fair Value of Option, net of tax recorded as increase to retained earnings	281,868
Number of days past due loans as to principal or interest payments placed on non accrual	90 days
Number of quarters reflecting loss characteristics	12
Number of years for economic downturn	3 years
Mortgage loans that were held for sale	2,292,000			0
Basis points added to Federal Home Loan Bank	0.12%
Advances from the FHLB to the Bank	4.45%
Highest compensation before retirement in calculation of benefits years considered	10 years
Accrued interest	30,969	31,000		28,000
Unrecognized Tax liabilities in income tax expense	0	24,000
Net Interest expense	$ 0	$ 340,351		$ 221,000	$ 562,076
Original maturities of cash and cash equivalents	3 years
Special stock dividend to common shareholders paid			4.00%

Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of loans, by major class within Company's loan portfolio
Commercial, financial, and agricultural	$ 130,040	$ 128,555
Real estate construction - residential	22,177	30,201
Real estate construction - commercial	43,486	47,697
Real estate mortgage - residential	221,223	203,454
Real estate mortgage - commercial	405,092	402,960
Installment and other consumer	24,966	30,063
Total loans	$ 846,984	$ 842,930

Loans and Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Executive Officers and Directors [Member]
Summary of loans
Balance at December 31, 2011	$ 832,142	$ 829,121	$ 3,161
New loans			9,791
Amounts collected			(1,937)
Balance at December 31, 2012	$ 832,142	$ 829,121	$ 11,015

Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of the allowance for loan losses
Balance, beginning of period	$ 13,809	$ 14,565	$ 14,797
Additions:
Provision for loan losses	8,900	11,523	15,254
Deductions:
Loans charged off	8,789	13,206	16,189
Less recoveries on loans	(922)	(927)	(703)
Net loans charged off	(7,867)	12,279	15,486
Balance, end of period	14,842	13,809	14,565
Commercial, Financial, and Agricultural [Member]
Summary of the allowance for loan losses
Balance, beginning of period	1,804	2,931	2,773
Additions:
Provision for loan losses	1,732	837	1,908
Deductions:
Loans charged off	1,760	2,157	1,903
Less recoveries on loans	(161)	(193)	(153)
Net loans charged off	1,599	1,964	1,750
Balance, end of period	1,937	1,804	2,931
Real Estate Construction - Residential [Member]
Summary of the allowance for loan losses
Balance, beginning of period	1,188	2,067	348
Additions:
Provision for loan losses	(523)	914	2,622
Deductions:
Loans charged off	0	1,858	933
Less recoveries on loans	(67)	(65)	(30)
Net loans charged off	(67)	1,793	903
Balance, end of period	732	1,188	2,067
Real Estate Construction - Commercial [Member]
Summary of the allowance for loan losses
Balance, beginning of period	1,562	1,339	1,740
Additions:
Provision for loan losses	126	485	4,133
Deductions:
Loans charged off	0	512	4,556
Less recoveries on loans	(23)	(250)	(22)
Net loans charged off	(23)	262	4,534
Balance, end of period	1,711	1,562	1,339
Real Estate Mortgage - Residential [Member]
Summary of the allowance for loan losses
Balance, beginning of period	3,251	3,922	3,488
Additions:
Provision for loan losses	955	1,104	4,740
Deductions:
Loans charged off	977	1,883	4,534
Less recoveries on loans	(158)	(108)	(228)
Net loans charged off	819	1,775	4,306
Balance, end of period	3,387	3,251	3,922
Real Estate Mortgage - Commercial [Member]
Summary of the allowance for loan losses
Balance, beginning of period	5,734	3,458	4,693
Additions:
Provision for loan losses	6,318	8,593	2,577
Deductions:
Loans charged off	5,466	6,420	3,841
Less recoveries on loans	(248)	(103)	(29)
Net loans charged off	5,218	6,317	3,812
Balance, end of period	6,834	5,734	3,458
Installment Loans to Individuals [Member]
Summary of the allowance for loan losses
Balance, beginning of period	267	231	380
Additions:
Provision for loan losses	293	204	32
Deductions:
Loans charged off	586	376	422
Less recoveries on loans	(265)	(208)	(241)
Net loans charged off	321	168	181
Balance, end of period	239	267	231
Unallocated [Member]
Summary of the allowance for loan losses
Balance, beginning of period	3	617	1,375
Additions:
Provision for loan losses	(1)	(614)	(758)
Deductions:
Loans charged off	0	0	0
Less recoveries on loans	0	0	0
Net loans charged off	0	0	0
Balance, end of period	$ 2	$ 3	$ 617

Loans and Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses by impairment methodology
Individually evaluated for impairment	$ 4,020	$ 3,748
Collectively evaluated for impairment	10,822	10,061
Total	14,842	13,809
Individually evaluated for impairment	39,189	53,451
Collectively evaluated for impairment	807,795	789,479
Net loans	832,142	829,121
Commercial, Financial, and Agricultural [Member]
Allowance for loan losses by impairment methodology
Individually evaluated for impairment	213	239
Collectively evaluated for impairment	1,724	1,565
Total	1,937	1,804
Individually evaluated for impairment	4,157	4,428
Collectively evaluated for impairment	125,883	124,127
Net loans	130,040	128,555
Real Estate Construction - Residential [Member]
Allowance for loan losses by impairment methodology
Individually evaluated for impairment	125	167
Collectively evaluated for impairment	607	1,021
Total	732	1,188
Individually evaluated for impairment	2,496	1,147
Collectively evaluated for impairment	19,681	29,054
Net loans	22,177	30,201
Real Estate Construction - Commercial [Member]
Allowance for loan losses by impairment methodology
Individually evaluated for impairment	542	380
Collectively evaluated for impairment	1,169	1,182
Total	1,711	1,562
Individually evaluated for impairment	7,762	7,867
Collectively evaluated for impairment	35,724	39,830
Net loans	43,486	47,697
Real Estate Mortgage - Residential [Member]
Allowance for loan losses by impairment methodology
Individually evaluated for impairment	1,069	653
Collectively evaluated for impairment	2,318	2,598
Total	3,387	3,251
Individually evaluated for impairment	5,771	6,569
Collectively evaluated for impairment	215,452	196,885
Net loans	221,223	203,454
Real Estate Mortgage - Commercial [Member]
Allowance for loan losses by impairment methodology
Individually evaluated for impairment	2,071	2,309
Collectively evaluated for impairment	4,763	3,425
Total	6,834	5,734
Individually evaluated for impairment	18,959	33,440
Collectively evaluated for impairment	386,133	369,520
Net loans	405,092	402,960
Installment Loans to Individuals [Member]
Allowance for loan losses by impairment methodology
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	239	267
Total	239	267
Individually evaluated for impairment	44	0
Collectively evaluated for impairment	24,922	30,063
Net loans	24,966	30,063
Unallocated [Member]
Allowance for loan losses by impairment methodology
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	2	3
Total	2	3
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Net loans	$ 0	$ 0

Loans and Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Categories of impaired loans
Non-accrual loans	$ 31,081	$ 46,403
Troubled debt restructurings continuing to accrue interest	8,282	7,217
Total impaired loans	$ 39,363	$ 53,620

Loans and Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	$ 14,733	$ 23,223
Recorded Investment, With an allowance recorded	24,630	30,397
Total impaired loans	39,363	53,620
Unpaid Principal Balance, With no related allowance recorded	16,594	30,190
Unpaid Principal Balance, With an allowance recorded	25,308	30,960
Total impaired loans, Unpaid Principal Balance	41,902	61,150
Related Allowance with no related allowance recorded	0	0
Related Allowance with allowance recorded	4,020	3,748
Average Recorded Investment, With no related allowance recorded	22,523	30,407
Average Recorded Investment, With an allowance recorded	20,929
Total impaired loans, Average Recorded Investment	43,452	52,841
Interest Recognized For the Period Ended, With no related allowance recorded	275	155
Interest Recognized For the Period Ended, With an allowance recorded	139
Total impaired loans, Interest Recognized For the Period Ended	414	285
Commercial, Financial, and Agricultural [Member]
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	3,272	3,546
Recorded Investment, With an allowance recorded	885	882
Unpaid Principal Balance, With no related allowance recorded	4,009	3,625
Unpaid Principal Balance, With an allowance recorded	898	904
Related Allowance with no related allowance recorded	0	0
Related Allowance with allowance recorded	213	239
Average Recorded Investment, With no related allowance recorded	4,157	3,510
Average Recorded Investment, With an allowance recorded	776	655
Interest Recognized For the Period Ended, With no related allowance recorded	93	52
Interest Recognized For the Period Ended, With an allowance recorded	29	17
Real estate construction - residential [Member]
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	2,307	584
Recorded Investment, With an allowance recorded	189	563
Unpaid Principal Balance, With no related allowance recorded	2,339	788
Unpaid Principal Balance, With an allowance recorded	189	563
Related Allowance with no related allowance recorded	0	0
Related Allowance with allowance recorded	125	167
Average Recorded Investment, With no related allowance recorded	1,137	1,273
Average Recorded Investment, With an allowance recorded	189	47
Interest Recognized For the Period Ended, With no related allowance recorded	7	0
Interest Recognized For the Period Ended, With an allowance recorded	0	0
Real estate construction - commercial [Member]
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	1,879	1,459
Recorded Investment, With an allowance recorded	5,883	6,409
Unpaid Principal Balance, With no related allowance recorded	2,102	1,756
Unpaid Principal Balance, With an allowance recorded	6,011	6,448
Related Allowance with no related allowance recorded	0	0
Related Allowance with allowance recorded	542	380
Average Recorded Investment, With no related allowance recorded	1,692	3,568
Average Recorded Investment, With an allowance recorded	6,087	5,805
Interest Recognized For the Period Ended, With no related allowance recorded	0	0
Interest Recognized For the Period Ended, With an allowance recorded	0	0
Real estate mortgage - residential [Member]
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	1,939	2,315
Recorded Investment, With an allowance recorded	3,832	4,254
Unpaid Principal Balance, With no related allowance recorded	2,393	2,654
Unpaid Principal Balance, With an allowance recorded	3,999	4,265
Related Allowance with no related allowance recorded	0	0
Related Allowance with allowance recorded	1,069	653
Average Recorded Investment, With no related allowance recorded	3,169	3,596
Average Recorded Investment, With an allowance recorded	2,604	3,203
Interest Recognized For the Period Ended, With no related allowance recorded	50	26
Interest Recognized For the Period Ended, With an allowance recorded	11	113
Real estate mortgage - commercial [Member]
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	5,162	15,151
Recorded Investment, With an allowance recorded	13,797	18,289
Unpaid Principal Balance, With no related allowance recorded	5,565	21,190
Unpaid Principal Balance, With an allowance recorded	14,167	18,780
Related Allowance with no related allowance recorded	0	0
Related Allowance with allowance recorded	2,071	2,309
Average Recorded Investment, With no related allowance recorded	12,198	18,270
Average Recorded Investment, With an allowance recorded	11,271	12,724
Interest Recognized For the Period Ended, With no related allowance recorded	124	73
Interest Recognized For the Period Ended, With an allowance recorded	99	0
Consumer [Member]
Additional information about impaired loans
Recorded Investment, With an allowance recorded	44
Unpaid Principal Balance, With an allowance recorded	44
Related Allowance with allowance recorded	0
Average Recorded Investment, With no related allowance recorded	170	190
Average Recorded Investment, With an allowance recorded	2	0
Interest Recognized For the Period Ended, With no related allowance recorded	1	4
Interest Recognized For the Period Ended, With an allowance recorded	0	0
Installment Loans to Individuals [Member]
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	174	168
Unpaid Principal Balance, With no related allowance recorded	186	177
Related Allowance with no related allowance recorded	0	0
Average Recorded Investment, With an allowance recorded		22,434
Interest Recognized For the Period Ended, With an allowance recorded		$ 130

Loans and Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Average recorded investment and interest income recognized on impaired loans
Average Recorded Investment, With no related allowance recorded	$ 22,523	$ 30,407
Average Recorded Investment, With an allowance recorded	20,929
Total impaired loans, Average Recorded Investment	43,452	52,841
Interest Recognized For the Period Ended, With no related allowance recorded	275	155
Interest Recognized For the Period Ended, With an allowance recorded	139
Total impaired loans, Interest Recognized For the Period Ended	414	285
Commercial, Financial, and Agricultural [Member]
Average recorded investment and interest income recognized on impaired loans
Average Recorded Investment, With no related allowance recorded	4,157	3,510
Average Recorded Investment, With an allowance recorded	776	655
Interest Recognized For the Period Ended, With no related allowance recorded	93	52
Interest Recognized For the Period Ended, With an allowance recorded	29	17
Real estate construction - residential [Member]
Average recorded investment and interest income recognized on impaired loans
Average Recorded Investment, With no related allowance recorded	1,137	1,273
Average Recorded Investment, With an allowance recorded	189	47
Interest Recognized For the Period Ended, With no related allowance recorded	7	0
Interest Recognized For the Period Ended, With an allowance recorded	0	0
Real estate construction - commercial [Member]
Average recorded investment and interest income recognized on impaired loans
Average Recorded Investment, With no related allowance recorded	1,692	3,568
Average Recorded Investment, With an allowance recorded	6,087	5,805
Interest Recognized For the Period Ended, With no related allowance recorded	0	0
Interest Recognized For the Period Ended, With an allowance recorded	0	0
Real estate mortgage - residential [Member]
Average recorded investment and interest income recognized on impaired loans
Average Recorded Investment, With no related allowance recorded	3,169	3,596
Average Recorded Investment, With an allowance recorded	2,604	3,203
Interest Recognized For the Period Ended, With no related allowance recorded	50	26
Interest Recognized For the Period Ended, With an allowance recorded	11	113
Real estate mortgage - commercial [Member]
Average recorded investment and interest income recognized on impaired loans
Average Recorded Investment, With no related allowance recorded	12,198	18,270
Average Recorded Investment, With an allowance recorded	11,271	12,724
Interest Recognized For the Period Ended, With no related allowance recorded	124	73
Interest Recognized For the Period Ended, With an allowance recorded	99	0
Consumer [Member]
Average recorded investment and interest income recognized on impaired loans
Average Recorded Investment, With no related allowance recorded	170	190
Average Recorded Investment, With an allowance recorded	2	0
Interest Recognized For the Period Ended, With no related allowance recorded	1	4
Interest Recognized For the Period Ended, With an allowance recorded	0	0
Installment Loans to Individuals [Member]
Average recorded investment and interest income recognized on impaired loans
Average Recorded Investment, With an allowance recorded		22,434
Interest Recognized For the Period Ended, With an allowance recorded		$ 130

Loans and Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aging information of past due and non-accrual loans
Current or Less Than 30 Days Past Due	$ 809,338	$ 791,181
30 - 89 Days Past Due	6,559	5,292
90 Days Past Due And Still Accruing	6	54
Non-Accrual	31,081	46,403
Total	846,984	842,930
Commercial, Financial, and Agricultural [Member]
Aging information of past due and non-accrual loans
Current or Less Than 30 Days Past Due	126,884	126,244
30 - 89 Days Past Due	1,821	243
90 Days Past Due And Still Accruing	0	0
Non-Accrual	1,335	2,068
Total	130,040	128,555
Real Estate Construction - Residential [Member]
Aging information of past due and non-accrual loans
Current or Less Than 30 Days Past Due	19,390	29,054
30 - 89 Days Past Due	290	0
90 Days Past Due And Still Accruing	0	0
Non-Accrual	2,497	1,147
Total	22,177	30,201
Real Estate Construction - Commercial [Member]
Aging information of past due and non-accrual loans
Current or Less Than 30 Days Past Due	35,117	39,822
30 - 89 Days Past Due	607	0
90 Days Past Due And Still Accruing	0	8
Non-Accrual	7,762	7,867
Total	43,486	47,697
Real Estate Mortgage - Residential [Member]
Aging information of past due and non-accrual loans
Current or Less Than 30 Days Past Due	213,694	195,779
30 - 89 Days Past Due	2,199	3,513
90 Days Past Due And Still Accruing	0	9
Non-Accrual	5,330	4,153
Total	221,223	203,454
Real Estate Mortgage - Commercial [Member]
Aging information of past due and non-accrual loans
Current or Less Than 30 Days Past Due	390,032	371,000
30 - 89 Days Past Due	1,122	924
90 Days Past Due And Still Accruing	0	36
Non-Accrual	13,938	31,000
Total	405,092	402,960
Installment and Other Consumer [Member]
Aging information of past due and non-accrual loans
Current or Less Than 30 Days Past Due	24,221	29,282
30 - 89 Days Past Due	520	612
90 Days Past Due And Still Accruing	6	1
Non-Accrual	219	168
Total	$ 24,966	$ 30,063

Loans and Allowance for Loan Losses (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 139,260	$ 144,661
Commercial, Financial, and Agricultural [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	22,634	28,416
Real Estate Construction - Residential [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	7,473	11,633
Real Estate Construction - Commercial [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	16,256	18,394
Real Estate Mortgage - Residential [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	36,865	21,653
Real Estate Mortgage - Commercial [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	54,718	63,396
Installment and Other Consumer [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,314	1,169
Watch [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	82,341	79,368
Watch [Member] | Commercial, Financial, and Agricultural [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	14,814	22,206
Watch [Member] | Real Estate Construction - Residential [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	4,580	9,644
Watch [Member] | Real Estate Construction - Commercial [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	6,459	9,338
Watch [Member] | Real Estate Mortgage - Residential [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	26,063	13,231
Watch [Member] | Real Estate Mortgage - Commercial [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	29,753	24,392
Watch [Member] | Installment and Other Consumer [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	672	557
Substandard [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	25,838	18,890
Substandard [Member] | Commercial, Financial, and Agricultural [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	6,485	4,142
Substandard [Member] | Real Estate Construction - Residential [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	396	842
Substandard [Member] | Real Estate Construction - Commercial [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,035	1,189
Substandard [Member] | Real Estate Mortgage - Residential [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	5,472	4,269
Substandard [Member] | Real Estate Mortgage - Commercial [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	11,027	8,004
Substandard [Member] | Installment and Other Consumer [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	423	444
Non-accrual [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	31,081	46,403
Non-accrual [Member] | Commercial, Financial, and Agricultural [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,335	2,068
Non-accrual [Member] | Real Estate Construction - Residential [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,497	1,147
Non-accrual [Member] | Real Estate Construction - Commercial [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	7,762	7,867
Non-accrual [Member] | Real Estate Mortgage - Residential [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	5,330	4,153
Non-accrual [Member] | Real Estate Mortgage - Commercial [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	13,938	31,000
Non-accrual [Member] | Installment and Other Consumer [Member]
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 219	$ 168

Loans and Allowance for Loan Losses (Details 9) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans that were modified as TDRs
Number of Contracts	$ 14	$ 33
Pre- Modification	2,026	20,826
Post- Modification	1,999	19,983
Commercial, financial, and agricultural [Member]
Loans that were modified as TDRs
Number of Contracts	4	9
Pre- Modification	637	3,500
Post- Modification	613	3,486
Real estate construction - commercial [Member]
Loans that were modified as TDRs
Number of Contracts	1	8
Pre- Modification	43	6,616
Post- Modification	41	6,227
Real Estate Mortgage - Residential [Member]
Loans that were modified as TDRs
Number of Contracts	5	7
Pre- Modification	657	1,157
Post- Modification	657	1,010
Real Estate Mortgage Commercial [Member]
Loans that were modified as TDRs
Number of Contracts	2	9
Pre- Modification	645	9,553
Post- Modification	644	9,215
Consumer [Member]
Loans that were modified as TDRs
Number of Contracts	2	0
Pre- Modification	44	0
Post- Modification	$ 44	$ 0

Loans and Allowance for Loan Losses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Securities Loans	Dec. 31, 2011 Loans
Loans and Allowance for Loan Losses (Textual) [Abstract]
Loans carrying value pledged as collateral	$ 457,000,000
Total Impaired loans	39,363,000	53,620,000
Interest income recognized on impaired loans accrual status	275,000	155,000
Contractual interest due on loans in non-accrual basis	1,198,000	1,952,000
Interest income recognized on loans in non-accrual basis	414,000	285,000
Borrowers delinquent once payments	30 days
Period for payment of principal or interest	90 days
Loans classified as troubled debt restructurings	22,363,000	32,165,000
Troubled debt restructurings on non-accrual status	14,081,000	24,948,000
Troubled debt restructurings on accrual status	8,282,000	7,217,000
Reserves allocated to allowance for loan losses	$ 1,544,000	$ 1,522,000
Borrower's payment according to the modified terms	90 days
Loans meeting the TDR criteria	14
Number of defaulted loans modified as a TDR	1	0

Real Estate and Other Assets Acquired in Settlement of Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of real estate and other assets acquired in settlement of loans
Total other real estate owned	$ 29,729	$ 22,997
Less valuation allowance for other real estate owned	(6,137)	(6,977)
Total other real estate owned and repossessed assets	23,592	16,020	20,168
Commercial [Member]
Summary of real estate and other assets acquired in settlement of loans
Total other real estate owned	329	17
Real estate construction - residential [Member]
Summary of real estate and other assets acquired in settlement of loans
Total other real estate owned	112	307
Real estate construction - commercial [Member]
Summary of real estate and other assets acquired in settlement of loans
Total other real estate owned	13,392	13,650
Real estate mortgage - residential [Member]
Summary of real estate and other assets acquired in settlement of loans
Total other real estate owned	1,227	2,121
Real estate mortgage - commercial [Member]
Summary of real estate and other assets acquired in settlement of loans
Total other real estate owned	14,201	6,623
Repossessed assets [Member]
Summary of real estate and other assets acquired in settlement of loans
Total other real estate owned	$ 468	$ 279

Real Estate and Other Assets Acquired in Settlement of Loans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of real estate acquired in settlement of loans
Beginning Balance	$ 16,020	$ 20,168
Additions	16,869	10,903
Proceeds from sales	(8,571)	(7,435)
Charge-offs against the valuation allowance for other real estate owned, net	(1,883)	(433)
Net gain on sales	317	(206)
Total other real estate owned and repossessed assets	29,729	22,997
Less valuation allowance for other real estate owned	(6,137)	(6,977)
Ending Balance	$ 23,592	$ 16,020

Real Estate and Other Assets Acquired in Settlement of Loans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of activity in valuation allowance for other real estate owned in settlement of loans
Balance, beginning of year	$ 6,977	$ 6,158	$ 0
Provision for other real estate owned	713	1,252	6,158
Charge-offs	(1,553)	(433)	0
Balance, end of year	$ 6,137	$ 6,977	$ 6,158

Real Estate and Other Assets Acquired in Settlement of Loans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate and Other Assets Acquired in Settlement of Loans (Additional Textual) [Abstract]
Provision for Real Estate Owned Valuation Allowance	$ 713,000	$ 1,252,000	$ 6,158,000
Real Estate and Other Assets Acquired in Settlement of Loans (Textual) [Abstract]
Net charge-offs against the allowance for loan losses at the time of foreclosure	6,705,000	8,248,000
Real Estate Construction - Commercial [Member]
Real Estate and Other Assets Acquired in Settlement of Loans (Additional Textual) [Abstract]
Provision for Real Estate Owned Valuation Allowance			5,663,000
Real estate owned valuation allowance provision recovered	3,908,000
Off set of other real state provision	$ 4,621,000

Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of investment securities
Total available for sale securities	$ 200,246	$ 213,806
U.S. Treasury [Member]
Summary of investment securities
Total available for sale securities	2,030	2,054
Government sponsored enterprises [Member]
Summary of investment securities
Total available for sale securities	55,180	70,314
Asset-backed securities [Member]
Summary of investment securities
Total available for sale securities	107,872	107,329
Obligations of states and political subdivisions [Member]
Summary of investment securities
Total available for sale securities	$ 35,164	$ 34,109

Investment Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
The amortized cost and fair value of debt securities
Amortized cost	$ 194,893	$ 208,225
Gross unrealized gains	5,381	5,624
Gross unrealized losses	28	43
Fair value, Total	200,246	213,806
Weighted average yield at end of period	2.54%	2.89%
U.S. Treasury [Member]
The amortized cost and fair value of debt securities
Amortized cost	2,000	2,000
Gross unrealized gains	30	54
Gross unrealized losses	0	0
Fair value, Total	2,030	2,054
Government sponsored enterprises [Member]
The amortized cost and fair value of debt securities
Amortized cost	54,327	69,703
Gross unrealized gains	853	629
Gross unrealized losses	0	18
Fair value, Total	55,180	70,314
Asset-backed securities [Member]
The amortized cost and fair value of debt securities
Amortized cost	104,607	103,806
Gross unrealized gains	3,276	3,547
Gross unrealized losses	11	24
Fair value, Total	107,872	107,329
Obligations of states and political subdivisions [Member]
The amortized cost and fair value of debt securities
Amortized cost	33,959	32,716
Gross unrealized gains	1,222	1,394
Gross unrealized losses	17	1
Fair value, Total	$ 35,164	$ 34,109

Investment Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Contractual maturity of amortized cost and fair value of debt securities
Amortized cost, Due in one year or less	$ 3,919
Amortized cost, Due after one year through five years	63,985
Amortized cost, Due after five years through ten years	20,478
Amortized cost, Due after ten years	1,904
Amortized cost, Maturity period	90,286
Amortized cost, Asset-backed securities	104,607
Amortized cost, Total	194,893
Fair value, Due in one year or less	3,951
Fair value, Due after one year through five years	65,154
Fair value, Due after five years through ten years	21,340
Fair value, Due after ten years	1,929
Fair value, Maturity period	92,374
Fair value, Asset-backed securities	107,872
Fair value, Total	$ 200,246	$ 213,806

Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross unrealized losses on debt securities and the fair value of the related securities
Fair Value, Less than 12 months	$ 7,887	$ 18,070
Fair Value, 12 months or more	150	150
Fair Value, Total	8,037	18,220
Unrealized Losses, Less than 12 months	(28)	(43)
Unrealized Losses, 12 months or more	0	0
Unrealized Losses, Total	(28)	(43)
Government sponsored enterprises [Member]
Gross unrealized losses on debt securities and the fair value of the related securities
Fair Value, Less than 12 months	1,044	13,250
Fair Value, 12 months or more	0	0
Fair Value, Total	1,044	13,250
Unrealized Losses, Less than 12 months	0	(18)
Unrealized Losses, 12 months or more	0	0
Unrealized Losses, Total	0	(18)
Asset-backed securities [Member]
Gross unrealized losses on debt securities and the fair value of the related securities
Fair Value, Less than 12 months	4,729	4,591
Fair Value, 12 months or more	0	0
Fair Value, Total	4,729	4,591
Unrealized Losses, Less than 12 months	(11)	(24)
Unrealized Losses, 12 months or more	0	0
Unrealized Losses, Total	(11)	(24)
Obligations of states and political subdivisions [Member]
Gross unrealized losses on debt securities and the fair value of the related securities
Fair Value, Less than 12 months	2,114	229
Fair Value, 12 months or more	150	150
Fair Value, Total	2,264	379
Unrealized Losses, Less than 12 months	(17)	(1)
Unrealized Losses, 12 months or more	0	0
Unrealized Losses, Total	$ (17)	$ (1)

Investment Securities (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available for sale securities proceeds and gross realized gain loss net
Proceeds from sales of available for sales securities	$ 42,735	$ 36,923	$ 114,899
Gains realized on sales	26	0	0
Losses realized on sales	0	0	0
Other-than-temporary impairment recognized	0	0	0
Investment securities gains	$ 26	$ 0	$ 0

Investment Securities (Details Textual) (USD $)	Dec. 31, 2012 Securities Investment	Dec. 31, 2011 Investment Securities
Investment Securities (Textual) [Abstract]
Restricted investments	$ 3,925,000	$ 4,385,000
Debt securities with carrying values	146,442,000	172,447,000
Securities available for sale	380	365
Number of Investment Positions	14	20
Aggregate fair value of securities	8,037,000	18,220,000
Unrealized loss	0	0
Temporarily impaired	$ 150,000	$ 150,000

Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of premises and equipment
Total, premises and equipment	$ 56,594	$ 56,063
Less accumulated depreciation	19,631	18,110
Premises and equipment, net	37,021	37,953
Land and land improvements [Member]
Summary of premises and equipment
Total, premises and equipment	10,073	10,121
Buildings and improvements [Member]
Summary of premises and equipment
Total, premises and equipment	34,174	33,652
Furniture and equipment [Member]
Summary of premises and equipment
Total, premises and equipment	12,250	12,013
Construction in progress [Member]
Summary of premises and equipment
Total, premises and equipment	$ 155	$ 277

Premises and Equipment (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation expense
Depreciation expense	$ 1,858	$ 1,940	$ 1,964

Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of amortizable intangible assets
Net Amount	$ 135	$ 543
Core deposit [Member]
Summary of amortizable intangible assets
Gross Carrying Amount	4,795	4,795
Accumulated Amortization	(4,660)	(4,252)
Net Amount	$ 135	$ 543	$ 978	$ 1,504

Intangible Assets (Details 1) (Core Deposit Intangible Asset [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Core Deposit Intangible Asset [Member]
Estimated future amortization expense
2013	$ 135
2014	0
2015	0
2016	0
2017	$ 0

Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in the net carrying amount of core deposit intangible assets
Balance at beginning of year	$ 543
Amortization	(408)	(1,243)	(1,360)
Balance at end of year	135	543
Core Deposit Intangible Asset [Member]
Changes in the net carrying amount of core deposit intangible assets
Balance at beginning of year	543	978	1,504
Additions	0	0	0
Amortization	(408)	(435)	(526)
Balance at end of year	$ 135	$ 543	$ 978

Intangible Assets (Details 3) (Mortgage Service Rights [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Service Rights [Member]
Changes in mortgage servicing rights
Balance at beginning of year	$ 2,308	$ 2,356	$ 2,021
Re-measurement to fair value upon election to measure servicing rights at fair value	742	0	0
Originated mortgage servicing rights	830	760	1,169
Changes in fair value:
Due to change in model inputs and assumptions	122	0	0
Other changes in fair value	(1,453)	0	0
Amortization	0	(808)	(834)
Balance at end of year	$ 2,549	$ 2,308	$ 2,356

Intangible Assets (Details 4) (Mortgage service rights [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage service rights [Member]
Assumptions used in estimating the fair value of mortgage service rights
Weighted - Average Constant Prepayment Rate	18.60%	20.86%
Weighted - Average Note Rate	4.22%	4.64%
Weighted - Average Discount Rate	7.99%	7.99%
Weighted - Average Contractual Life (in years)	20 years	23 years

Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets (Textual) [Abstract]
Temporary impairment recognized		$ 0	$ 0
Amortization period of MSRs		7 years	7 years
Intangible Assets (Additional Textual) [Abstract]
Cumulative effect of change in accounting principle	459,890
Amortization amount	0
Serviced mortgage loans for others	310,587,000	307,016,000
Mortgage loan servicing fees earned	878,000	863,000	927,000
Changes in fair value, one time adjustment	538,000
Servicing asset at fair value if prior period errors had rectified		$ 1,770,000

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Due within:
One year	$ 280,477	$ 266,516
Two years	65,220	93,209
Three years	23,482	34,730
Four years	11,984	8,811
Five years	12,139	11,172
Thereafter	0	0
Total	$ 393,302	$ 414,438

Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Due within:
Three months or less	$ 37,166	$ 52,274
Over three months through six months	18,690	16,017
Over six months through twelve months	33,265	32,291
Over twelve months	31,656	38,922
Total	$ 120,777	$ 139,504

Deposits (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits (Textual) [Abstract]
Minimum cash required	$ 1,367,000	$ 1,335,000
Average compensating balances	$ 1,595,000	$ 489,000

Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Funds Purchased and Securities Sold under Agreements to Repurchase (Repurchase Agreements)
Federal funds purchased, Year End Weighted Rate	0.00%	0.00%
Short-term repurchase agreements, Year End Weighted Rate	0.10%	0.10%
Federal funds purchased, Average Weighted Rate	0.60%	0.30%
Short-term repurchase agreements, Average Weighted Rate	0.10%	0.20%
Federal Funds Purchased, Average Balance Outstanding	$ 412	$ 2
Short-term repurchase agreements, Average Balance Outstanding	22,867	27,634
Federal funds purchased, Maximum Outstanding at any Month End	345	0
Short-term repurchase agreements, Maximum Outstanding at any Month End	24,734	30,227
Federal funds purchased, Balance at December 31	0	0
Short-term repurchase agreements, Balance at December 31	21,058	24,516
Total, Balance at December 31	$ 21,058	$ 24,516

Borrowings (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Subordinated Notes and Other Borrowings
FHLB advances, Year End Balance	$ 20,126	$ 28,410
Subordinated notes, Year End Balance	49,486	49,486
The Bank [Member]
Subordinated Notes and Other Borrowings
FHLB advances, Year End Balance	20,126
The Bank [Member] | 2013 [Member]
Subordinated Notes and Other Borrowings
FHLB advances, Year End Balance	10,126	8,284
FHLB advances, Year End Weighted Rate	1.50%	1.60%
The Bank [Member] | 2014 [Member]
Subordinated Notes and Other Borrowings
FHLB advances, Year End Balance	0	10,126
FHLB advances, Year End Weighted Rate		1.50%
The Bank [Member] | 2015 [Member]
Subordinated Notes and Other Borrowings
FHLB advances, Year End Balance	0	0
The Bank [Member] | 2016 [Member]
Subordinated Notes and Other Borrowings
FHLB advances, Year End Balance	0	0
The Bank [Member] | 2017 - 2018 [Member]
Subordinated Notes and Other Borrowings
FHLB advances, Year End Balance	10,000	10,000
FHLB advances, Year End Weighted Rate	2.50%	2.50%
The Company [Member] | 2034 [Member]
Subordinated Notes and Other Borrowings
Subordinated notes, Year End Balance	25,774	25,774
Subordinated notes, Year End Weighted Rate	3.00%	3.30%
The Company [Member] | 2035 [Member]
Subordinated Notes and Other Borrowings
Subordinated notes, Year End Balance	$ 23,712	$ 23,712
Subordinated notes, Year End Weighted Rate	2.10%	2.40%

Borrowings (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Borrowing (Textual) [Abstract]
Federal Home Loan Bank advances	$ 20,126,000	$ 28,410,000
Borrowing (Additional Textual) [Abstract]
Borrowing federal funds on unsecured basis	15,000,000
Borrowing federal funds on secured basis	5,135,000
TPS mature date	Mar 17, 2034
Investment in common interests in the trust	712,000
Purchaser in the private placement purchased in preferred interests	23,000,000
Deeply subordinated debentures	30 years
Subordinated notes	49,486,000	49,486,000
Company recorded the investments in the common securities issued by the Exchange Statutory Trusts	1,486,000
Subsidiary bank [Member]
Borrowing (Textual) [Abstract]
Federal Home Loan Bank advances	20,126,000
FHLB call for early payment	10,000,000
Maximum additional borrowing amount under agreement	269,958,000
Subsidiary bank [Member] | Maximum [Member]
Borrowing (Textual) [Abstract]
Percentage of outstanding mortgage loans secured under agreement	175.00%
Subsidiary bank [Member] | Minimum [Member]
Borrowing (Textual) [Abstract]
Percentage of outstanding mortgage loans secured under agreement	125.00%
Exchange Statutory Trust One [Member]
Borrowing (Textual) [Abstract]
Exchange Statutory Trust, Business trust	25,000,000
Percentage of floating rate	2.70%
Percentage of floating rate, reprices	3.00%
Exchange Statutory Trust Two [Member]
Borrowing (Textual) [Abstract]
Exchange Statutory Trust, Business trust	$ 23,000,000
Exchange Statutory Trust, Floating rate	30 years
Percentage of floating rate	1.83%
Percentage of floating rate, reprices	2.14%
TPS can be prepaid without penalty	5 years

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal									$ 651	$ 374	$ (837)
State									156	(214)	80
Total current									807	160	(757)
Deferred:
Federal									(197)	386	(2,091)
State									(64)	45	(239)
Total deferred									(261)	431	(2,330)
Total income tax expense (benefit)	$ 819	$ (704)	$ 277	$ 154	$ (1,232)	$ 711	$ 661	$ 451	$ 546	$ 591	$ (3,087)

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Applicable income tax (benefit) expense for financial reporting purposes
Income (loss) before provision for income tax expense (benefit)	$ 3,368	$ 3,448	$ (6,639)
Tax at statutory Federal income tax rate	1,145	1,172	(2,257)
Tax at statutory Federal income tax rate, percentage	34.00%	34.00%	34.00%
Tax-exempt income	(380)	(404)	(445)
Tax-exempt income, percentage	(11.27%)	(11.72%)	6.70%
State income tax, net of Federal tax benefit	61	(111)	(105)
State income tax, net of Federal tax benefit, Percentage	1.81%	(3.23%)	1.58%
Release of prior year over accrual	(371)	0	0
Release of prior year over accrual, Percentage	(11.01%)	0.00%	0.00%
Other, net	91	(66)	(280)
Other net, Percentage	2.70%	(1.91%)	4.22%
Provision for income tax expense (benefit)	$ 546	$ 591	$ (3,087)
Provision for income tax expense (benefit), percentage	16.23%	17.14%	46.50%

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 5,640	$ 5,248
Impairment of other real estate owned	2,774	2,734
Goodwill	2,483	2,831
Deferred taxes on pension	997	1,380
Nonaccrual loan interest	940	1,033
Core deposit intangible	904	883
Pension	450	276
Deferred compensation	36	27
Other	449	549
Total deferred tax assets	14,673	14,961
Deferred tax liabilities:
Available-for-sale securities	2,088	2,177
Premises and equipment	958	960
Mortgage servicing rights	908	791
Assets held for sale	110	109
FHLB stock dividend	100	100
Other	1	2
Total deferred tax liabilities	4,165	4,139
Net deferred tax asset	$ 10,508	$ 10,822

Income Taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the beginning and ending amount of the unrecognized tax benefits
Unrecognized tax benefits as of January 1,	$ 221,000	$ 340,351	$ 562,076
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during prior years	0	0	0
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during year	0	0	0
The amount of decreases in unrecognized tax benefits relating to settlements with taxing authorities	0	0	0
Reductions to unrecognized benefits as a result of a lapse of the applicable statute of limitations	0	(340,351)	(221,725)
Unrecognized tax benefits as of December 31,	$ 0	$ 221,000	$ 340,351

Income Taxes (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Retained earnings related to tax bad debt deductions	$ 2,931,503
Gross unrecognized tax benefits	0	221,000	340,351	562,076
Accrued interest	$ 30,969	$ 28,000	$ 31,000

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of employee benefits charged to operating expenses
Payroll taxes	$ 1,127	$ 1,098	$ 1,105
Medical plans	1,772	1,676	1,545
401k match	298	291	319
Pension plan	1,224	907	864
Profit-sharing	58	0	0
Other	318	250	162
Total employee benefits	$ 4,797	$ 4,222	$ 3,995

Employee Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in projected benefit obligation:
Balance, January 1	$ 14,217	$ 10,655
Service cost	1,168	931
Interest cost	667	604
Actuarial (gain) loss	(458)	2,240
Benefits paid	(252)	(213)
Balance, December 31	15,342	14,217
Change in plan assets:
Fair value, January 1	10,034	9,296
Actual gain (loss) return on plan assets	1,193	(54)
Employer contribution	766	1,005
Expenses paid	(34)	0
Benefits paid	(252)	(213)
Fair value, December 31	11,707	10,034
Funded status at end of year	(3,635)	(4,183)
Accumulated benefit obligation	$ 12,564	$ 10,762

Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of net pension cost
Service cost-benefits earned during the year	$ 1,168	$ 931
Interest costs on projected benefit obligations	667	604
Pension plans, defined benefit [Member]
Components of net pension cost
Service cost-benefits earned during the year	1,168	931	844
Interest costs on projected benefit obligations	668	604	556
Expected return on plan assets	(776)	(706)	(614)
Expected administrative expenses	40	0	0
Amortization of prior service cost	78	78	78
Amortization of unrecognized net loss	46	0	0
Net periodic pension expense	$ 1,224	$ 907	$ 864

Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss)
Prior service costs	$ (600)	$ (679)
Net accumulated actuarial net loss	(1,849)	(2,777)
Accumulated other comprehensive loss	(2,449)	(3,456)
Net periodic benefit cost in excess of cumulative employer contributions	(1,185)	(727)
Net amount recognized at December 31, balance sheet	(3,634)	(4,183)
Net gain (loss) arising during period	881	(3,001)
Prior service cost amortization	79	79
Amortization of net actuarial loss	46	0
Total recognized in other comprehensive income (loss)	1,006	(2,922)
Total recognized in net periodic pension cost and other comprehensive income (loss)	$ 218	$ 3,829

Employee Benefit Plans (Details 4)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Determination of benefit obligation at year end:
Discount rate	4.25%	4.75%	5.75%
Annual rate of compensation increase	3.61%	4.50%	4.50%
Determination of pension expense for year ended:
Discount rate for the service cost	4.25%	4.75%	5.75%
Annual rate of compensation increase	3.61%	4.50%	4.50%
Expected long-term rate of return on plan assets	7.00%
Determination of Pension expense [Member]
Determination of benefit obligation at year end:
Discount rate	4.75%	5.75%	5.75%
Annual rate of compensation increase	3.61%	4.50%	4.50%
Determination of pension expense for year ended:
Discount rate for the service cost	4.75%	5.75%	5.75%
Annual rate of compensation increase	3.61%	4.50%	4.50%
Expected long-term rate of return on plan assets	7.00%	7.00%	7.00%

Employee Benefit Plans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of the pension plan assets by asset category
Total	$ 11,707	$ 10,034	$ 9,296
Pension plans, defined benefit [Member]
Fair value of the pension plan assets by asset category
Total	11,707	10,034
Pension plans, defined benefit [Member] | Cash equivalents [Member]
Fair value of the pension plan assets by asset category
Total	485	1,791
Pension plans, defined benefit [Member] | U.S. large-cap (a) [Member]
Fair value of the pension plan assets by asset category
Total	4,335	3,821
Pension plans, defined benefit [Member] | U.S. mid-cap (b) [Member]
Fair value of the pension plan assets by asset category
Total	575	502
Pension plans, defined benefit [Member] | U.S. small-cap (c) [Member]
Fair value of the pension plan assets by asset category
Total	635	595
Pension plans, defined benefit [Member] | International (d) [Member]
Fair value of the pension plan assets by asset category
Total	1,670	1,278
Pension plans, defined benefit [Member] | Real estate (e) [Member]
Fair value of the pension plan assets by asset category
Total	395	203
Pension plans, defined benefit [Member] | Commodities (f) [Member]
Fair value of the pension plan assets by asset category
Total	370	198
Pension plans, defined benefit [Member] | U.S. gov't agency obligations (g) [Member]
Fair value of the pension plan assets by asset category
Total	2,726	841
Pension plans, defined benefit [Member] | Corporate investment grade (g) [Member]
Fair value of the pension plan assets by asset category
Total	416	653
Pension plans, defined benefit [Member] | Corporate non-investment grade (g) [Member]
Fair value of the pension plan assets by asset category
Total	100	152
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of the pension plan assets by asset category
Total	8,465	8,388
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash equivalents [Member]
Fair value of the pension plan assets by asset category
Total	485	1,791
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. large-cap (a) [Member]
Fair value of the pension plan assets by asset category
Total	4,335	3,821
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. mid-cap (b) [Member]
Fair value of the pension plan assets by asset category
Total	575	502
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. small-cap (c) [Member]
Fair value of the pension plan assets by asset category
Total	635	595
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | International (d) [Member]
Fair value of the pension plan assets by asset category
Total	1,670	1,278
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Real estate (e) [Member]
Fair value of the pension plan assets by asset category
Total	395	203
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Commodities (f) [Member]
Fair value of the pension plan assets by asset category
Total	370	198
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. gov't agency obligations (g) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate investment grade (g) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate non-investment grade (g) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member]
Fair value of the pension plan assets by asset category
Total	3,242	1,646
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | Cash equivalents [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | U.S. large-cap (a) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | U.S. mid-cap (b) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | U.S. small-cap (c) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | International (d) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | Real estate (e) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | Commodities (f) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | U.S. gov't agency obligations (g) [Member]
Fair value of the pension plan assets by asset category
Total	2,726	841
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | Corporate investment grade (g) [Member]
Fair value of the pension plan assets by asset category
Total	416	653
Pension plans, defined benefit [Member] | Other Observable Inputs (Level 2) [Member] | Corporate non-investment grade (g) [Member]
Fair value of the pension plan assets by asset category
Total	100	152
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cash equivalents [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. large-cap (a) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. mid-cap (b) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. small-cap (c) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | International (d) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Real estate (e) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Commodities (f) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. gov't agency obligations (g) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Corporate investment grade (g) [Member]
Fair value of the pension plan assets by asset category
Total	0	0
Pension plans, defined benefit [Member] | Significant Unobservable Inputs (Level 3) [Member] | Corporate non-investment grade (g) [Member]
Fair value of the pension plan assets by asset category
Total	$ 0	$ 0

Employee Benefit Plans (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future benefit payments expected to be paid
2013	$ 336
2014	428
2015	452
2016	462
2017	561
2018 to 2022	$ 3,712

Employee Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Benefit Plans (Textual) [Abstract]
Employer contribution	$ 766,000	$ 1,005,000
Return on pension plan assets	7.00%
Employee Benefit Plans (Additional Textual) [Abstract]
Amortized from accumulated other comprehensive income	79,000
Net accumulated actuarial net loss	(458,000)	2,240,000
Past annual returns	11.40%	0.10%	12.40%	22.00%	(32.60%)
Expected Expense to incur	1,144,000	1,224,000
Percentage of equity securities in long-term investment target mix	70.00%
Percentage of fixed income in long-term investment target mix	30.00%
Low-cost equity index funds	37.00%	37.00%
Profit-sharing plan [Member]
Employee Benefit Plans (Textual) [Abstract]
Eligible employee contributions	3.00%
Defined benefit plan contributions by employer percent	6.00%
Pension plans, defined benefit [Member]
Employee Benefit Plans (Textual) [Abstract]
Employer contribution	766,000	238,000
Minimum required contribution	$ 665,000
Return on pension plan assets	7.00%	7.00%	7.00%

Stock Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Company's stock option activity
Number of shares, Outstanding, beginning of year	270,634	270,835	310,263
Number of shares, Granted	0	0	0
Number of shares, Exercised	0	0	0
Number of shares, Forfeited	0	0	0
Number of shares, Expired	(55,291)	(201)	(39,428)
Number of shares, Outstanding, end of year	215,343	270,634	270,835
Number of shares, Exercisable, end of year	197,713	242,970	226,100
Weighted Average Exercise Price, Outstanding, beginning of year	$ 23.51	$ 23.5	$ 22.29
Weighted Average Exercise Price, Granted	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Exercised	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Forfeited	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Expired	$ 18.92	$ 17.96	$ 13.96
Weighted Average Exercise Price, Outstanding, end of year	$ 24.68	$ 23.51	$ 23.5
Weighted Average Exercise Price, Exercisable, end of year	$ 24.76	$ 23.59	$ 23.58

Stock Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 02, 2012
Stock Compensation (Textual) [Abstract]
Grant of options to purchase	526,435
Options issued in 2008 to acquire shares that vested immediately	11,133
Percentage of stock dividend				4.00%
Weighted average remaining contractual life, options outstanding	3 years	3 years 6 months
Aggregate intrinsic value, options outstanding	$ 0	$ 0
Number of shares, Granted	0	0	0
Weighted average remaining contractual life, options exercisable	2 years 9 months 18 days	3 years 3 months 18 days
Aggregate intrinsic value, options exercisable	0	0
Number of shares, Exercised	0	0	0
Stock based compensation expense	29,000	58,000	87,000
Total unrecognized compensation expense related to non-vested stock awards	$ 68,000
Weighted average period is expected to be recognized	2 years
Minimum [Member]
Stock Compensation (Additional Textual) [Abstract]
Options vest over periods	4 years
Maximum [Member]
Stock Compensation (Additional Textual) [Abstract]
Options vest over periods	5 years

Preferred Stock (Details) (USD $)	1 Months Ended	3 Months Ended								12 Months Ended
	May 31, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Person	Dec. 31, 2011	Dec. 31, 2010	Dec. 19, 2008
Preferred Stock (Textual) [Abstract]
Carrying values of the senior preferred stock		$ 17,977,000				$ 29,318,000				$ 17,977,000	$ 29,318,000
Dividend declared and paid										1,203,000	1,513,000	1,513,000
Amortized of accretion of the discount on preferred stock		72,000	72,000	396,000	119,000	119,000	119,000	119,000	119,000	659,000	476,000	476,000
Preferred stock (Additional Textual) [Abstract]
Preferred shares		18,255				30,255				18,255	30,255		30,255
Senior preferred stock, par value		$ 0.01				$ 0.01				$ 0.01	$ 0.01		$ 1,000
Warrant										10 years
Discount on the preferred stock										5 years
Redeemed preferred stock	12,000									12,000
Repaying to U.S. Department of Treasury	12,000,000
CPP funds	30,255,000
Accrued and unpaid dividends	140,000
Preferred Stock additional accretion										300,000
Cumulative dividend on the first five years										5.00%
Cumulative dividend thereafter										9.00%
Voting rights of preferred stock										The preferred stock generally does not have any voting rights, subject to an exception in the event the Company fails to pay dividends on the preferred stock for nine or more quarterly periods, whether or not consecutive. Under such circumstances, the Treasury will be entitled to vote to elect two directors to the board until all unpaid dividends have been paid or declared and set apart for payment.
Number of directors										2
Exercise price of warrant		15.81								15.81
Common Stock [Member]
Preferred Stock (Textual) [Abstract]
Common stock										287,133
Exchange value										30,255,000
Carrying values of the senior Common stock		2,382,000								2,382,000
Preferred Stock [Member]
Preferred Stock (Textual) [Abstract]
Carrying values of the senior preferred stock		17,977,000								17,977,000
Dividend declared and paid										1,203,000
Amortized of accretion of the discount on preferred stock										$ 659,000

Earnings Per Share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic earnings (loss) per common share:
Net income (loss)	$ 2,203,000	$ (1,572,000)	$ 740,000	$ 1,451,000	$ (1,021,000)	$ 1,516,000	$ 1,408,000	$ 954,000	$ 2,822,000	$ 2,857,000	$ (3,552,000)
Less: Preferred stock dividends									1,124,417	1,512,750	1,512,750
Accretion of discount on preferred stock	72,000	72,000	396,000	119,000	119,000	119,000	119,000	119,000	659,000	476,000	476,000
Net income (loss) available to common shareholders	1,900,000	(1,872,000)	48,000	962,000	(1,522,000)	1,018,000	907,000	465,000	1,038,000	868,000	(5,541,000)
Basic earnings (loss) per share	$ 0.39	$ (0.39)	$ 0.01	$ 0.21	$ (0.31)	$ 0.21	$ 0.19	$ 0.1	$ 0.21	$ 0.18	$ (1.15)
Diluted earnings (loss) per common share:
Net income (loss)	2,203,000	(1,572,000)	740,000	1,451,000	(1,021,000)	1,516,000	1,408,000	954,000	2,822,000	2,857,000	(3,552,000)
Less: Preferred stock dividends									1,124,417	1,512,750	1,512,750
Accretion of discount on preferred stock	72,000	72,000	396,000	119,000	119,000	119,000	119,000	119,000	659,000	476,000	476,000
Net income (loss) available to common shareholders	$ 1,900,000	$ (1,872,000)	$ 48,000	$ 962,000	$ (1,522,000)	$ 1,018,000	$ 907,000	$ 465,000	$ 1,038,000	$ 868,000	$ (5,541,000)
Average shares outstanding									4,839,114	4,839,114	4,839,114
Effect of dilutive stock options									0	0	0
Average shares outstanding including dilutive stock options									4,839,114	4,839,114	4,839,114
Diluted earnings (loss) per share	$ 0.39	$ (0.39)	$ 0.01	$ 0.21	$ (0.31)	$ 0.21	$ 0.19	$ 0.1	$ 0.21	$ 0.18	$ (1.15)

Earnings per Share (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of anti-dilutive shares
Anti-dilutive shares	502,476	557,767	557,968
Option shares [Member]
Summary of anti-dilutive shares
Anti-dilutive shares	215,343	270,634	270,835
Warrant shares [Member]
Summary of anti-dilutive shares
Anti-dilutive shares	287,133	287,133	287,133

Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
The Company [Member]
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 148,889	$ 159,768
Total capital (to risk-weighted assets), Actual Ratio	16.83%	18.03%
Total capital (to risk-weighted assets), Minimum Capital requirements, Amount	70,759	70,905
Total capital (to risk-weighted assets), Minimum Capital requirements, Ratio	8.00%	8.00%
Tier I capital (to risk-weighted assets), Actual Amount	120,138	134,391
Tier I capital (to risk-weighted assets), Actual, Ratio	13.58%	15.16%
Tier I capital (to risk-weighted assets), Minimum Capital requirements, Amount	35,380	35,453
Tier I capital (to risk-weighted assets), Minimum Capital requirements, Ratio	4.00%	4.00%
Tier I Capital (to adjusted average assets), Actual Amount	120,138	134,391
Tier I Capital (to adjusted average assets), Actual Ratio	10.37%	11.52%
Tier I Capital (to adjusted average assets), Minimum Capital requirements, Amount	34,762	34,993
Tier I capital (to adjusted average assets), Minimum Capital requirements, Ratio	3.00%	3.00%
Bank [Member]
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	131,126	130,398
Total capital (to risk-weighted assets), Actual Ratio	15.12%	15.00%
Total capital (to risk-weighted assets), Minimum Capital requirements, Amount	69,375	69,567
Total capital (to risk-weighted assets), Minimum Capital requirements, Ratio	8.00%	8.00%
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount	86,715	86,959
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio	10.00%	10.00%
Tier I capital (to risk-weighted assets), Actual Amount	120,243	119,498
Tier I capital (to risk-weighted assets), Actual, Ratio	13.87%	13.74%
Tier I capital (to risk-weighted assets), Minimum Capital requirements, Amount	34,686	34,784
Tier I capital (to risk-weighted assets), Minimum Capital requirements, Ratio	4.00%	4.00%
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount	52,029	52,175
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio	6.00%	6.00%
Tier I Capital (to adjusted average assets), Actual Amount	120,243	119,498
Tier I Capital (to adjusted average assets), Actual Ratio	10.60%	10.45%
Tier I Capital (to adjusted average assets), Minimum Capital requirements, Amount	34,037	34,309
Tier I capital (to adjusted average assets), Minimum Capital requirements, Ratio	3.00%	3.00%
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Amount	$ 56,729	$ 57,181
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Ratio	5.00%	5.00%

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mortgage servicing rights [Member]
Assets:
Assets, Total	$ 2,549	$ 0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Assets, Total	66,097	50,605
Other Observable Inputs (Level 2) [Member]
Assets:
Assets, Total	202,630	216,554
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Assets, Total	837,373	832,589
Recurring [Member]
Assets:
Assets, Total	202,795	213,806
Recurring [Member] | U.S. Treasury [Member]
Assets:
Assets, Total	2,030	2,054
Recurring [Member] | Government sponsored enterprises [Member]
Assets:
Assets, Total	55,180	70,314
Recurring [Member] | Asset-backed securities [Member]
Assets:
Assets, Total	107,872	107,329
Recurring [Member] | Obligations of states and political subdivisions [Member]
Assets:
Assets, Total	35,164	34,109
Recurring [Member] | Mortgage servicing rights [Member]
Assets:
Assets, Total	2,549
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Assets, Total	2,030	2,054
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Treasury [Member]
Assets:
Assets, Total	2,030	2,054
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Government sponsored enterprises [Member]
Assets:
Assets, Total	0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Asset-backed securities [Member]
Assets:
Assets, Total	0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Obligations of states and political subdivisions [Member]
Assets:
Assets, Total	0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage servicing rights [Member]
Assets:
Assets, Total	0
Recurring [Member] | Other Observable Inputs (Level 2) [Member]
Assets:
Assets, Total	198,216	211,752
Recurring [Member] | Other Observable Inputs (Level 2) [Member] | U.S. Treasury [Member]
Assets:
Assets, Total	0	0
Recurring [Member] | Other Observable Inputs (Level 2) [Member] | Government sponsored enterprises [Member]
Assets:
Assets, Total	55,180	70,314
Recurring [Member] | Other Observable Inputs (Level 2) [Member] | Asset-backed securities [Member]
Assets:
Assets, Total	107,872	107,329
Recurring [Member] | Other Observable Inputs (Level 2) [Member] | Obligations of states and political subdivisions [Member]
Assets:
Assets, Total	35,164	34,109
Recurring [Member] | Other Observable Inputs (Level 2) [Member] | Mortgage servicing rights [Member]
Assets:
Assets, Total	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Assets, Total	2,549	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Treasury [Member]
Assets:
Assets, Total	0	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Government sponsored enterprises [Member]
Assets:
Assets, Total	0	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Asset-backed securities [Member]
Assets:
Assets, Total	0	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Obligations of states and political subdivisions [Member]
Assets:
Assets, Total	0	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Mortgage servicing rights [Member]
Assets:
Assets, Total	$ 2,549

Fair Value Measurements (Details 1) (Mortgage servicing rights [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Mortgage servicing rights [Member]
Summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance beginning	$ 0
Transfer into level 3	3,050
Total gains or losses (realized/unrealized) Included in earnings	(1,331)
Total gains or losses (realized/unrealized) included in other comprehensive income	0
Purchases	0
Sales	0
Issues	830
Settlements	0
Balance Ending	$ 2,549

Fair Value Measurements (Details 2) (Level 3 [Member], Mortgage servicing rights [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Level 3 [Member] | Mortgage servicing rights [Member]
Quantitative Information about Level 3 Fair Value Measurements
Weighted average constant prepayment rate	18.60%	20.86%
Weighted average discount rate	7.99%	7.99%

Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Other real estate owned and repossessed assets	$ 23,592	$ 16,020
Total Gains (Losses) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Other real estate owned and repossessed assets	(4,378)	(2,112)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Other real estate owned and repossessed assets	0	0
Other Observable Inputs (Level 2) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Other real estate owned and repossessed assets	0	0
Significant Unobservable Inputs (Level 3) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	834,824	830,077
Other real estate owned and repossessed assets	23,592	16,020
Impaired loans [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	20,610	26,649
Impaired loans [Member] | Total Gains (Losses) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	(5,214)	(11,323)
Impaired loans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Other Observable Inputs (Level 2) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	20,610	26,649
Impaired loans [Member] | Commercial, financial, and agricultural [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	672	643
Impaired loans [Member] | Commercial, financial, and agricultural [Member] | Total Gains (Losses) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	(1,659)	(2,136)
Impaired loans [Member] | Commercial, financial, and agricultural [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Commercial, financial, and agricultural [Member] | Other Observable Inputs (Level 2) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Commercial, financial, and agricultural [Member] | Significant Unobservable Inputs (Level 3) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	672	643
Impaired loans [Member] | Real estate construction - residential [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	64	396
Impaired loans [Member] | Real estate construction - residential [Member] | Total Gains (Losses) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	(1,557)
Impaired loans [Member] | Real estate construction - residential [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Real estate construction - residential [Member] | Other Observable Inputs (Level 2) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Real estate construction - residential [Member] | Significant Unobservable Inputs (Level 3) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	64	396
Impaired loans [Member] | Real estate construction - commercial [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	5,341	6,029
Impaired loans [Member] | Real estate construction - commercial [Member] | Total Gains (Losses) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	(279)
Impaired loans [Member] | Real estate construction - commercial [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Real estate construction - commercial [Member] | Other Observable Inputs (Level 2) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Real estate construction - commercial [Member] | Significant Unobservable Inputs (Level 3) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	5,341	6,029
Impaired loans [Member] | Real estate mortgage - residential [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	2,763	3,601
Impaired loans [Member] | Real estate mortgage - residential [Member] | Total Gains (Losses) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	(839)	(1,509)
Impaired loans [Member] | Real estate mortgage - residential [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Real estate mortgage - residential [Member] | Other Observable Inputs (Level 2) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Real estate mortgage - residential [Member] | Significant Unobservable Inputs (Level 3) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	2,763	3,601
Impaired loans [Member] | Real estate mortgage - commercial [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	11,726	15,980
Impaired loans [Member] | Real estate mortgage - commercial [Member] | Total Gains (Losses) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	(2,716)	(5,842)
Impaired loans [Member] | Real estate mortgage - commercial [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Real estate mortgage - commercial [Member] | Other Observable Inputs (Level 2) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0	0
Impaired loans [Member] | Real estate mortgage - commercial [Member] | Significant Unobservable Inputs (Level 3) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	11,726	15,980
Impaired loans [Member] | Consumer [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	44
Impaired loans [Member] | Consumer [Member] | Total Gains (Losses) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0
Impaired loans [Member] | Consumer [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0
Impaired loans [Member] | Consumer [Member] | Other Observable Inputs (Level 2) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0
Impaired loans [Member] | Consumer [Member] | Significant Unobservable Inputs (Level 3) [Member]
Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis
Loans	$ 44

Fair Value Measurements (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements (Textual) [Abstract]
Transfers into or out of Levels 1-3	$ 0	$ 0
Earnings attributable to change in unrealized gains or losses related to assets	2,216,000	1,705,000
Impaired loans	24,600,000	30,400,000
Impaired allowances for losses aggregating	4,020,000	3,748,000
Impaired loans charge-offs	$ 5,200,000	$ 11,300,000

Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Loans	$ 0	$ 0
Investment securities	2,030	2,054
FHLB stock	0	0
Federal fund sold and securities purchased under agreements to resell		75
Cash and due from banks	58,877	43,135
Mortgage servicing rights	0	0
Accrued interest receivable	5,190	5,341
Assets, Fair value disclosure, Total	66,097	50,605
Deposits:
Demand	192,271	159,187
NOW	178,121	169,452
Savings	69,997	62,075
Money market	157,584	153,072
Time	0	0
Federal funds purchased and securities sold under agreements to repurchase	21,058	24,516
Subordinated notes	0	0
Federal Home Loan Bank advances	0	0
Accrued interest payable	909	1,054
Liabilities, Fair Value Disclosure, Total	619,940	569,356
Other Observable Inputs (Level 2) [Member]
Assets:
Loans	0	0
Investment securities	198,216	211,752
FHLB stock	2,278	2,738
Federal fund sold and securities purchased under agreements to resell		0
Cash and due from banks	0	0
Mortgage servicing rights	0	0
Cash surrender value - life insurance	2,136	2,064
Accrued interest receivable	0	0
Assets, Fair value disclosure, Total	202,630	216,554
Deposits:
Demand	0	0
NOW	0	0
Savings	0	0
Money market	0	0
Time	0	0
Federal funds purchased and securities sold under agreements to repurchase	0	0
Subordinated notes	13,154	22,082
Federal Home Loan Bank advances	20,651	29,525
Accrued interest payable	0	0
Liabilities, Fair Value Disclosure, Total	33,805	51,607
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Loans	834,824	830,077
Investment securities	0	0
FHLB stock	0	0
Federal fund sold and securities purchased under agreements to resell		0
Cash and due from banks	0	0
Mortgage servicing rights	2,549	2,512
Cash surrender value - life insurance	0	0
Accrued interest receivable	0	0
Assets, Fair value disclosure, Total	837,373	832,589
Deposits:
Demand	0	0
NOW	0	0
Savings	0	0
Money market	0	0
Time	397,986	421,687
Federal funds purchased and securities sold under agreements to repurchase	0	0
Subordinated notes	0	0
Federal Home Loan Bank advances	0	0
Accrued interest payable	0	0
Liabilities, Fair Value Disclosure, Total	397,986	421,687
Carrying amount [Member]
Assets:
Loans	832,142	829,121
Investment securities	200,246	213,806
FHLB stock	2,278	2,738
Federal fund sold and securities purchased under agreements to resell		75
Cash and due from banks	58,877	43,135
Mortgage servicing rights	2,549	2,308
Cash surrender value - life insurance	2,136	2,064
Accrued interest receivable	5,190	5,341
Assets, Fair value disclosure, Total	1,103,418	1,098,588
Deposits:
Demand	192,271	159,187
NOW	178,121	169,452
Savings	69,997	62,075
Money market	157,584	153,072
Time	393,302	414,438
Federal funds purchased and securities sold under agreements to repurchase	21,058	24,516
Subordinated notes	49,486	49,486
Federal Home Loan Bank advances	20,126	28,410
Accrued interest payable	909	1,054
Liabilities, Fair Value Disclosure, Total	1,082,854	1,061,690
Fair value [Member]
Assets:
Loans	834,824	830,077
Investment securities	200,246	213,806
FHLB stock	2,278	2,738
Federal fund sold and securities purchased under agreements to resell		75
Cash and due from banks	58,877	43,135
Mortgage servicing rights	2,549	2,512
Cash surrender value - life insurance	2,136	2,064
Accrued interest receivable	5,190	5,341
Assets, Fair value disclosure, Total	1,106,100	1,099,748
Deposits:
Demand	192,271	159,187
NOW	178,121	169,452
Savings	69,997	62,075
Money market	157,584	153,072
Time	397,986	421,687
Federal funds purchased and securities sold under agreements to repurchase	21,058	24,516
Subordinated notes	13,154	22,082
Federal Home Loan Bank advances	20,651	29,525
Accrued interest payable	909	1,054
Liabilities, Fair Value Disclosure, Total	$ 1,051,731	$ 1,042,650

Fair Value of Financial Instruments (Details Textual)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments (Textual) [Abstract]
Federal funds sold and securities purchased under agreements to resell	Mature in 90 days or less

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit [Member]
Contractual amount of off-balance-sheet financial instruments
Contractual amount	$ 118,412	$ 117,171
Standby letters of credit [Member]
Contractual amount of off-balance-sheet financial instruments
Contractual amount	$ 2,995	$ 2,992

Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2012	Dec. 17, 2009
Commitments and Contingencies (Additional Textual) [Abstract]
Accrued estimated losses		0	0
Net loss for jury awards after insurance proceeds			275,000
Maximum [Member]
Commitments and Contingencies (Textual) [Abstract]
Remaining term of standby letters of credit			5 years
Minimum [Member]
Commitments and Contingencies (Textual) [Abstract]
Remaining term of standby letters of credit			1 month
Pending Litigation [Member]
Commitments and Contingencies (Textual) [Abstract]
Lawsuit filing date		November 18, 2010	December 17, 2009
Awarded in damages to the plaintiffs	630,000
Awarded in punitive damages				$ 200,000

Condensed Financial Information of the Parent Company Only (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and due from bank subsidiaries	$ 58,877	$ 43,135
Investment in equity securities	200,246	213,806
Premises and equipment	37,021	37,953
Deferred tax asset	14,673	14,961
Other assets	19,718	20,795
Total assets	1,181,606	1,171,161
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	6,532	6,895
Stockholders' equity	92,220	102,576	101,488	107,771
Total liabilities and stockholders' equity	1,181,606	1,171,161
Parent Company [Member]
Assets
Cash and due from bank subsidiaries	1,863	13,282
Investment in equity securities	1,486	1,486
Investment in subsidiaries	139,849	140,361
Premises and equipment	1	1
Deferred tax asset	1,424	1,611
Other assets	1,022	10
Total assets	145,645	156,751
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	3,939	4,689
Stockholders' equity	92,220	102,576
Total liabilities and stockholders' equity	$ 145,645	$ 156,751

Condensed Financial Information of the Parent Company Only (Details1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses
Interest on subordinated notes									$ 1,381	$ 1,301	$ 1,526
Other									4,125	3,514	3,717
Income (loss) before income tax benefit and equity in undistributed income of subsidiaries									3,368	3,448	(6,639)
Income tax benefit	819	(704)	277	154	(1,232)	711	661	451	546	591	(3,087)
Net income (loss)	2,203	(1,572)	740	1,451	(1,021)	1,516	1,408	954	2,822	2,857	(3,552)
Parent Company [Member]
Income
Interest and dividends received from subsidiaries									4,596	5,192	4,405
Total income									4,596	5,192	4,405
Expenses
Interest on subordinated notes									1,381	1,301	1,526
Other									2,889	2,605	2,904
Total expenses									4,270	3,906	4,430
Income (loss) before income tax benefit and equity in undistributed income of subsidiaries									326	1,285	(25)
Income tax benefit									2,257	1,368	1,450
Equity in undistributed income (loss) of subsidiaries									239	204	(4,977)
Net income (loss)									$ 2,822	$ 2,857	$ (3,552)

Condensed Financial Information of the Parent Company Only (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 2,203	$ (1,572)	$ 740	$ 1,451	$ (1,021)	$ 1,516	$ 1,408	$ 954	$ 2,822	$ 2,857	$ (3,552)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation									1,858	1,940	1,964
Stock based compensation expense									29	58	87
(Increase) decrease in net deferred tax asset									(214)	462	(2,299)
Other, net									89	(645)	(453)
Net cash provided by operating activities									14,875	20,832	21,456
Cash flows from investing activities:
Net cash provided by (used in) by investing activities									(6,374)	6,381	36,324
Cash flows from financing activities:
Redemption of 12,000 shares of preferred stock									(12,000)	0	0
Cash dividends paid - preferred stock									(1,203)	(1,513)	(1,513)
Cash dividends paid - common stock									(940)	(904)	(1,385)
Net cash used in financing activities									7,166	(34,983)	(31,466)
Net (decrease) increase in cash and due from banks									15,667	(7,770)	26,314
Cash and cash equivalents, beginning of year				43,210				50,980	43,210	50,980	24,666
Cash and cash equivalents, end of year	58,877				43,210				58,877	43,210	50,980
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)									2,822	2,857	(3,552)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation									1	2	3
Equity in undistributed (income) losses of subsidiaries									(239)	(204)	4,977
Stock based compensation expense									29	58	87
(Increase) decrease in net deferred tax asset									(148)	(274)	(38)
Other, net									(813)	(89)	(382)
Net cash provided by operating activities									1,652	2,350	1,859
Cash flows from investing activities:
Investment in subsidiary									1,072	900	(1,250)
Net cash provided by (used in) by investing activities									1,072	900	(1,250)
Cash flows from financing activities:
Redemption of 12,000 shares of preferred stock									(12,000)	0	0
Cash dividends paid - preferred stock									(1,203)	(1,513)	(1,513)
Cash dividends paid - common stock									(940)	(904)	(1,385)
Net cash used in financing activities									(14,143)	(2,417)	(2,898)
Net (decrease) increase in cash and due from banks									(11,419)	833	(2,289)
Cash and cash equivalents, beginning of year				13,282				12,449	13,282	12,449	14,738
Cash and cash equivalents, end of year	$ 1,863				$ 13,282				$ 1,863	$ 13,282	$ 12,449

Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information (Unaudited)
Interest income	$ 12,020	$ 12,151	$ 12,297	$ 12,646	$ 12,862	$ 13,384	$ 13,640	$ 13,583	$ 49,114	$ 53,469	$ 58,739
Interest expense	1,920	2,029	2,125	1,831	2,313	2,580	2,858	3,102	7,905	10,853	15,753
Net interest income	10,100	10,122	10,172	10,815	10,549	10,804	10,782	10,481	41,209	42,616	42,986
Provision for loan losses	1,000	4,700	1,500	1,700	5,880	2,010	1,883	1,750	8,900	11,523	15,255
Noninterest income	2,633	2,680	2,443	1,970	2,612	2,358	2,178	2,052	9,726	9,200	10,481
Noninterest expense	8,711	10,378	10,098	9,480	9,534	8,925	9,008	9,378	38,667	36,845	44,851
Income tax expense (benefit)	819	(704)	277	154	(1,232)	711	661	451	546	591	(3,087)
Net income (loss)	2,203	(1,572)	740	1,451	(1,021)	1,516	1,408	954	2,822	2,857	(3,552)
Preferred stock dividends	231	228	296	370	382	379	382	370	1,125	1,513	1,513
Accretion of discount on preferred stock	72	72	396	119	119	119	119	119	659	476	476
Net income (loss) available to common shareholders	$ 1,900	$ (1,872)	$ 48	$ 962	$ (1,522)	$ 1,018	$ 907	$ 465	$ 1,038	$ 868	$ (5,541)
Net income (loss) per share:
Basic earnings (loss) per share	$ 0.39	$ (0.39)	$ 0.01	$ 0.21	$ (0.31)	$ 0.21	$ 0.19	$ 0.1	$ 0.21	$ 0.18	$ (1.15)
Diluted earnings (loss) per share	$ 0.39	$ (0.39)	$ 0.01	$ 0.21	$ (0.31)	$ 0.21	$ 0.19	$ 0.1	$ 0.21	$ 0.18	$ (1.15)